UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2014

The Lazard Funds, Inc. Portfolios of Investments September 30, 2014 (unaudited)

Description	Shares	Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 92.4%
Alcohol & Tobacco | 5.9%
Molson Coors Brewing Co., Class B	227,692	$16,949,393
Commercial Services | 1.8%
Blackhawk Network Holdings, Inc. (a)	103,960	3,368,304
NeuStar, Inc., Class A (a)	77,605	1,926,932
		5,295,236
Energy Services | 2.8%
Transocean, Ltd.	253,565	8,106,473
Financial Services | 1.9%
Janus Capital Group, Inc.	373,470	5,430,254
Food & Beverages | 5.1%
Sysco Corp.	392,210	14,884,370
Leisure & Entertainment | 23.2%
Houghton Mifflin Harcourt Co.	950,972	18,486,896
Norwegian Cruise Line Holdings, Ltd. (a)	365,020	13,148,020
Orbitz Worldwide, Inc. (a)	1,675,335	13,184,886
The Madison Square Garden Co., Class A (a)	150,255	9,934,861
Viacom, Inc., Class B	164,355	12,645,474
		67,400,137
Medical Products | 9.2%
Baxter International, Inc.	190,770	13,691,563
CareFusion Corp. (a)	286,197	12,950,414
		26,641,977
Metals & Mining | 1.5%
Silver Wheaton Corp.	221,260	4,409,712
Pharmaceutical & Biotechnology | 15.1%
Pfizer, Inc.	654,827	19,363,234
Zoetis, Inc.	657,571	24,297,249
		43,660,483
Retail | 11.2%
Advance Auto Parts, Inc.	224,492	29,251,307
J.C. Penney Co., Inc. (a)	333,390	3,347,236
		32,598,543
Semiconductors & Components | 4.9%
Xerox Corp.	1,074,645	14,217,553
Technology Hardware | 9.8%
Apple, Inc.	120,982	12,188,937
Cisco Systems, Inc.	639,985	16,108,422
		28,297,359
Total Common Stocks (Identified cost $238,608,894)		267,891,490

Description	Shares	Value
Short-Term Investment | 7.3%
State Street Institutional Treasury Money Market Fund (Identified cost $21,297,811)	21,297,811	$21,297,811
Total Investments l 99.7% (Identified cost $259,906,705) (b)		$289,189,301
Cash and Other Assets in Excess of Liabilities l 0.3%		935,606
Net Assets l 100.0%		$290,124,907

Description	Shares	Value
Lazard US Strategic Equity Portfolio
Common Stocks | 95.9%
Alcohol & Tobacco | 3.2%
Molson Coors Brewing Co., Class B	57,485	$4,279,183
Banking | 1.5%
Regions Financial Corp.	205,825	2,066,483
Cable Television | 1.4%
Comcast Corp., Class A	33,750	1,805,625
Chemicals | 1.6%
Eastman Chemical Co.	26,330	2,129,834
Commercial Services | 3.4%
Corrections Corp. of America	66,910	2,299,028
ServiceMaster Global Holdings, Inc.	36,875	892,375
Tyco International, Ltd.	29,800	1,328,186
		4,519,589
Computer Software | 2.0%
Check Point Software Technologies, Ltd. (a)	19,275	1,334,601
Microsoft Corp.	29,625	1,373,415
		2,708,016
Energy Exploration & Production | 3.0%
Apache Corp.	20,575	1,931,375
Devon Energy Corp.	30,350	2,069,263
		4,000,638
Energy Integrated | 3.5%
Chevron Corp.	22,825	2,723,479
Consol Energy, Inc.	50,700	1,919,502
		4,642,981
Energy Services | 2.7%
HollyFrontier Corp.	38,525	1,682,772
Transocean, Ltd.	59,085	1,888,947
		3,571,719
Financial Services | 12.1%
Ally Financial, Inc. (a)	71,775	1,660,874
American Express Co.	33,800	2,958,852
CBOE Holdings, Inc.	31,100	1,664,628
Citigroup, Inc.	56,125	2,908,397
Intercontinental Exchange, Inc.	13,125	2,560,031
Morgan Stanley	52,400	1,811,468
Visa, Inc., Class A	11,950	2,549,771
		16,114,021
Food & Beverages | 2.0%
Sysco Corp.	71,815	2,725,379
Forest & Paper Products | 1.3%
International Paper Co.	35,500	1,694,770

Description	Shares	Value
Health Services | 1.1%
UnitedHealth Group, Inc.	17,650	$1,522,313
Insurance | 2.5%
The Hartford Financial Services Group, Inc.	57,825	2,153,981
Voya Financial, Inc.	28,900	1,129,990
		3,283,971
Leisure & Entertainment | 7.3%
Bloomin’ Brands, Inc. (a)	39,525	724,889
Houghton Mifflin Harcourt Co.	35,700	694,008
McDonald’s Corp.	8,100	767,961
Norwegian Cruise Line Holdings, Ltd. (a)	65,025	2,342,200
The Madison Square Garden Co., Class A (a)	23,025	1,522,413
Viacom, Inc., Class B	48,750	3,750,825
		9,802,296
Manufacturing | 4.2%
Carpenter Technology Corp.	21,970	991,945
Honeywell International, Inc.	25,393	2,364,596
Joy Global, Inc.	13,325	726,746
Parker Hannifin Corp.	13,800	1,575,270
		5,658,557
Medical Products | 5.9%
Baxter International, Inc.	60,700	4,356,439
CareFusion Corp. (a)	63,325	2,865,456
McKesson Corp.	3,355	653,118
		7,875,013
Pharmaceutical & Biotechnology | 10.3%
Eli Lilly & Co.	33,700	2,185,445
Mylan, Inc. (a)	24,075	1,095,172
Pfizer, Inc.	135,614	4,010,106
Zoetis, Inc.	175,219	6,474,342
		13,765,065
Retail | 7.3%
Advance Auto Parts, Inc.	50,122	6,530,897
Dick’s Sporting Goods, Inc.	16,355	717,657
J.C. Penney Co., Inc. (a)	89,925	902,847
Macy’s, Inc.	26,575	1,546,134
		9,697,535
Semiconductors & Components | 3.7%
Intel Corp.	23,475	817,400
Maxim Integrated Products, Inc.	30,325	917,028
Xerox Corp.	241,100	3,189,753
		4,924,181
Technology | 1.8%
Citrix Systems, Inc. (a)	16,150	1,152,141
Google, Inc., Class A (a)	1,120	659,019

Description	Shares	Value
Lazard US Strategic Equity Portfolio (concluded)
Google, Inc., Class C (a)	1,125	$649,530
		2,460,690
Technology Hardware | 13.3%
Apple, Inc.	44,362	4,469,471
Brocade Communications Systems, Inc.	100,575	1,093,250
Cisco Systems, Inc.	195,530	4,921,490
EMC Corp.	68,475	2,003,579
Hewlett-Packard Co.	26,875	953,256
NCR Corp. (a)	24,500	818,545
Qualcomm, Inc.	17,750	1,327,168
Teradyne, Inc.	110,075	2,134,354
		17,721,113
Transportation | 0.8%
American Airlines Group, Inc.	31,375	1,113,185
Total Common Stocks (Identified cost $113,486,976)		128,082,157
Preferred Stock | 0.0%
Automotive | 0.0%
Better Place, Inc., Series B (Identified cost $453,501) (a), (c)	181,401	0
Short-Term Investment | 1.7%
State Street Institutional Treasury Money Market Fund (Identified cost $2,233,389)	2,233,389	2,233,389
Total Investments l 97.6% (Identified cost $116,173,866) (b)		$130,315,546
Cash and Other Assets in Excess of Liabilities l 2.4%		3,226,524
Net Assets l 100.0%		$133,542,070

Description	Shares	Value
Lazard US Mid Cap Equity Portfolio
Common Stocks | 91.4%
Alcohol & Tobacco | 5.0%
Molson Coors Brewing Co., Class B	23,880	$1,777,627
Chemicals | 2.2%
Eastman Chemical Co.	9,650	780,589
Commercial Services | 11.3%
Blackhawk Network Holdings, Inc. (a)	26,625	862,650
Convergys Corp.	10,915	194,505
MDC Partners, Inc., Class A	65,800	1,262,702
NeuStar, Inc., Class A (a)	10,925	271,268
ServiceMaster Global Holdings, Inc.	59,910	1,449,822
		4,040,947
Energy Services | 3.3%
Transocean, Ltd.	36,575	1,169,303
Financial Services | 9.0%
Intercontinental Exchange, Inc.	7,785	1,518,464
Janus Capital Group, Inc.	70,930	1,031,322
TAL International Group, Inc.	16,400	676,500
		3,226,286
Food & Beverages | 4.3%
Sysco Corp.	40,035	1,519,328
Health Services | 4.5%
Magellan Health Services, Inc. (a)	29,250	1,600,852
Insurance | 2.8%
The Hartford Financial Services Group, Inc.	27,175	1,012,269
Leisure & Entertainment | 3.0%
Houghton Mifflin Harcourt Co.	55,700	1,082,808
Manufacturing | 4.2%
Joy Global, Inc.	27,175	1,482,124
Medical Products | 4.9%
CareFusion Corp. (a)	38,730	1,752,532
Pharmaceutical & Biotechnology | 6.5%
Zoetis, Inc.	63,025	2,328,774
Retail | 20.1%
Advance Auto Parts, Inc.	18,559	2,418,238
Dick’s Sporting Goods, Inc.	31,700	1,390,996
Kohl’s Corp.	28,500	1,739,355
Macy’s, Inc.	28,300	1,646,494
		7,195,083
Semiconductors & Components | 6.8%
NXP Semiconductor NV (a)	20,300	1,389,129
Xerox Corp.	79,300	1,049,139
		2,438,268

Description	Shares	Value
Transportation | 3.5%
American Airlines Group, Inc.	18,500	$656,380
XPO Logistics, Inc. (a)	15,925	599,895
		1,256,275
Total Common Stocks (Identified cost $31,242,710)		32,663,065
Preferred Stock | 0.0%
Automotive | 0.0%
Better Place, Inc., Series B (Identified cost $1,307,499) (a), (c)	523,000	0
Short-Term Investment | 5.9%
State Street Institutional Treasury Money Market Fund (Identified cost $2,092,860)	2,092,860	2,092,860
Total Investments l 97.3% (Identified cost $34,643,069) (b)		$34,755,925
Cash and Other Assets in Excess of Liabilities l 2.7%		975,169
Net Assets l 100.0%		$35,731,094

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 96.5%
Aerospace & Defense | 1.0%
B/E Aerospace, Inc. (a)	32,925	$2,763,724
Automotive | 2.1%
Modine Manufacturing Co. (a)	279,276	3,315,006
Tenneco, Inc. (a)	45,010	2,354,473
		5,669,479
Banking | 7.9%
East West Bancorp, Inc.	106,240	3,612,160
PacWest Bancorp	125,291	5,165,748
Signature Bank (a)	36,815	4,125,489
United Bankshares, Inc.	131,290	4,060,799
Wintrust Financial Corp.	93,043	4,156,231
		21,120,427
Chemicals | 4.7%
Koppers Holdings, Inc.	87,290	2,894,536
Polypore International, Inc. (a)	46,560	1,811,650
Taminco Corp. (a)	182,160	4,754,376
Tronox, Ltd., Class A	117,100	3,050,455
		12,511,017
Commercial Services | 8.3%
Applied Industrial Technologies, Inc.	58,670	2,678,286
Blackhawk Network Holdings, Inc. (a)	150,180	4,865,832
Convergys Corp.	46,978	837,148
LifeLock, Inc. (a)	122,080	1,744,523
Markit, Ltd.	93,505	2,183,342
MDC Partners, Inc., Class A	170,100	3,264,219
On Assignment, Inc. (a)	99,005	2,658,284
ServiceMaster Global Holdings, Inc.	162,460	3,931,532
		22,163,166
Computer Software | 6.6%
Informatica Corp. (a)	106,865	3,659,058
j2 Global, Inc.	88,940	4,390,078
Red Hat, Inc. (a)	57,585	3,233,398
Rovi Corp. (a)	87,595	1,729,563
TIBCO Software, Inc. (a)	126,575	2,990,967
Web.com Group, Inc. (a)	77,835	1,553,587
		17,556,651
Construction & Engineering | 2.4%
EMCOR Group, Inc.	78,865	3,151,446
Quanta Services, Inc. (a)	88,780	3,221,826
		6,373,272
Consumer Products | 0.2%
Matthews International Corp., Class A	12,601	553,058

Description	Shares	Value
Energy | 1.0%
Pattern Energy Group, Inc.	89,930	$2,780,636
Energy Exploration & Production | 4.1%
Athlon Energy, Inc. (a)	67,050	3,904,321
EP Energy Corp., Class A	211,145	3,690,815
Memorial Resource Development Corp.	127,830	3,465,471
		11,060,607
Energy Services | 0.7%
Diamond Offshore Drilling, Inc.	54,645	1,872,684
Financial Services | 6.2%
Air Lease Corp.	78,565	2,553,362
Artisan Partners Asset Management, Inc.	52,760	2,746,158
CBOE Holdings, Inc.	55,400	2,965,285
Cohen & Steers, Inc.	80,100	3,079,044
Springleaf Holdings, Inc.	120,105	3,834,953
TAL International Group, Inc.	32,795	1,352,794
		16,531,596
Forest & Paper Products | 2.3%
KapStone Paper and Packaging Corp. (a)	71,735	2,006,428
Schweitzer-Mauduit International, Inc.	102,360	4,228,492
		6,234,920
Health Services | 5.9%
Brookdale Senior Living, Inc. (a)	121,555	3,916,502
Magellan Health Services, Inc. (a)	45,555	2,493,225
Phibro Animal Health Corp., Class A	188,200	4,217,562
Quintiles Transnational Holdings, Inc. (a)	92,525	5,161,045
		15,788,334
Housing | 1.0%
Taylor Morrison Home Corp., Class A (a)	161,165	2,614,096
Insurance | 1.6%
Arch Capital Group, Ltd. (a)	75,440	4,128,077
Leisure & Entertainment | 4.1%
Bloomin’ Brands, Inc. (a)	108,375	1,987,597
Houghton Mifflin Harcourt Co.	147,690	2,871,094
Hyatt Hotels Corp., Class A (a)	67,080	4,059,682
Orbitz Worldwide, Inc. (a)	259,935	2,045,688
		10,964,061
Manufacturing | 12.2%
ACCO Brands Corp. (a)	466,985	3,222,196
Actuant Corp., Class A	107,360	3,276,627
Advanced Drainage Systems, Inc.	153,905	3,224,310
Altra Industrial Motion Corp.	97,540	2,844,266
CIRCOR International, Inc.	15,300	1,030,149
FLIR Systems, Inc.	90,225	2,827,652
Joy Global, Inc.	38,805	2,116,425
Kennametal, Inc.	45,397	1,875,350

Description	Shares	Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Littelfuse, Inc.	35,290	$3,006,002
The Toro Co.	47,260	2,799,210
TriMas Corp. (a)	108,621	2,642,749
Woodward, Inc.	82,210	3,914,840
		32,779,776
Medical Products | 2.4%
CareFusion Corp. (a)	93,785	4,243,771
Sirona Dental Systems, Inc. (a)	28,860	2,212,985
		6,456,756
Metals & Glass Containers | 0.9%
Owens-Illinois, Inc. (a)	93,790	2,443,230
Pharmaceutical & Biotechnology | 1.5%
Aratana Therapeutics, Inc. (a)	125,006	1,255,060
United Therapeutics Corp. (a)	22,305	2,869,538
		4,124,598
Real Estate | 7.3%
DCT Industrial Trust, Inc.	420,300	3,156,453
Extra Space Storage, Inc. REIT	89,620	4,621,703
Jones Lang LaSalle, Inc.	27,350	3,455,399
Kilroy Realty Corp. REIT	67,695	4,023,791
LaSalle Hotel Properties REIT	122,800	4,204,672
		19,462,018
Retail | 6.0%
Advance Auto Parts, Inc.	31,670	4,126,601
Carter’s, Inc.	45,935	3,560,881
Chico’s FAS, Inc.	187,025	2,762,359
Iconix Brand Group, Inc. (a)	64,885	2,396,852
Steven Madden, Ltd. (a)	100,150	3,227,835
		16,074,528
Semiconductors & Components | 1.1%
Microsemi Corp. (a)	116,830	2,968,650
Technology | 1.7%
BroadSoft, Inc. (a)	124,225	2,613,694
Vantiv, Inc., Class A (a)	63,760	1,970,184
		4,583,878
Technology Hardware | 1.4%
InterDigital, Inc.	52,330	2,083,781
Synaptics, Inc. (a)	23,425	1,714,710
		3,798,491
Transportation | 1.9%
Alaska Air Group, Inc.	69,300	3,017,322
Echo Global Logistics, Inc. (a)	89,463	2,106,854
		5,124,176
Total Common Stocks (Identified cost $238,570,064)		258,501,906

Description	Shares	Value
Preferred Stock | 0.0%
Automotive | 0.0%
Better Place, Inc., Series B (Identified cost $452,901) (a), (c)	181,161	$0

Description	Principal Amount (000)	Value
Repurchase Agreement | 4.5%
State Street Bank and Trust Co., 0.00%, 10/01/14 (Dated 09/30/14, collateralized by $8,635,000 United States Treasury Note, 8.00%, 11/15/21, with a value of $12,210,434) Proceeds of $11,970,000 (Identified cost $11,970,000)	$11,970	$11,970,000
Total Investments l 101.0% (Identified cost $250,992,965) (b)		$270,471,906
Liabilities in Excess of Cash and Other Assets l (1.0)%		(2,571,067)
Net Assets l 100.0%		$267,900,839

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio
Common Stocks | 79.0%
Agriculture | 1.8%
Monsanto Co.	1,324	$148,963
Banking | 3.6%
PacWest Bancorp	3,565	146,985
Signature Bank (a)	1,257	140,859
		287,844
Chemicals | 2.9%
Eastman Chemical Co.	2,857	231,103
Commercial Services | 4.9%
Blackhawk Network Holdings, Inc. (a)	5,333	172,789
MDC Partners, Inc., Class A	6,719	128,938
ServiceMaster Global Holdings, Inc.	3,852	93,218
		394,945
Energy Exploration & Production | 1.8%
EP Energy Corp., Class A	3,795	66,337
Memorial Resource Development Corp.	2,947	79,893
		146,230
Financial Services | 8.7%
American Express Co.	3,293	288,269
Intercontinental Exchange, Inc.	851	165,988
MasterCard, Inc., Class A	2,444	180,660
TAL International Group, Inc.	1,670	68,888
		703,805
Health Services | 7.1%
Brookdale Senior Living, Inc. (a)	4,300	138,546
Magellan Health Services, Inc. (a)	2,301	125,934
Quintiles Transnational Holdings, Inc. (a)	3,811	212,577
UnitedHealth Group, Inc.	1,101	94,961
		572,018
Insurance | 5.0%
The Hartford Financial Services Group, Inc.	6,760	251,810
Voya Financial, Inc.	3,800	148,580
		400,390
Leisure & Entertainment | 1.7%
Viacom, Inc., Class B	1,797	138,261
Manufacturing | 3.6%
Eaton Corp. PLC	1,063	67,362
Honeywell International, Inc.	1,558	145,081
Joy Global, Inc.	1,410	76,902
		289,345
Medical Products | 6.1%
CareFusion Corp. (a)	6,324	286,161

Description	Shares	Value
McKesson Corp.	1,079	$210,049
		496,210
Pharmaceutical & Biotechnology | 6.0%
Enanta Pharmaceuticals, Inc. (a)	1,800	71,226
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,891	155,392
United Therapeutics Corp. (a)	1,208	155,409
Vertex Pharmaceuticals, Inc. (a)	894	100,405
		482,432
Retail | 13.8%
Advance Auto Parts, Inc.	1,448	188,674
AutoZone, Inc. (a)	138	70,333
Dick’s Sporting Goods, Inc.	5,315	233,222
Kohl’s Corp.	4,965	303,014
Macy’s, Inc.	3,625	210,903
Ross Stores, Inc.	1,409	106,492
		1,112,638
Semiconductors & Components | 4.0%
NXP Semiconductor NV (a)	2,338	159,989
Xerox Corp.	12,580	166,434
		326,423
Technology | 1.9%
Citrix Systems, Inc. (a)	2,126	151,669
Technology Hardware | 3.5%
EMC Corp.	5,085	148,787
NetApp, Inc.	3,100	133,176
		281,963
Transportation | 2.6%
American Airlines Group, Inc.	5,906	209,545
Total Common Stocks
(Identified cost $6,249,626)		6,373,784
Short-Term Investment | 65.3%
State Street Institutional Treasury Money Market Fund (Identified cost $5,268,752)	5,268,752	5,268,752
Securities Sold Short | (47.1)%
Banking | (2.2)%
US Bancorp	(1,718)	(71,864)
Valley National Bancorp	(4,386)	(42,500)
Westamerica BanCorp.	(1,392)	(64,756)
		(179,120)
Commercial Services | (5.8)%
Fastenal Co.	(1,536)	(68,966)
Groupon, Inc. (a)	(5,970)	(39,880)
MSC Industrial Direct Co., Inc., Class A	(1,538)	(131,438)
NOW, Inc. (a)	(2,300)	(69,943)
The Western Union Co.	(4,706)	(75,484)

Description	Shares	Value
Lazard Fundamental Long/Short Portfolio (concluded)
WW Grainger, Inc.	(322)	$(81,031)
		(466,742)
Computer Software | (1.8)%
SAP SE Sponsored ADR	(1,970)	(142,155)
Energy Exploration & Production | (0.6)%
Rosetta Resources, Inc. (a)	(1,095)	(48,793)
Financial Services | (9.1)%
Altisource Portfolio Solutions SA (a)	(720)	(72,576)
BlackRock, Inc.	(575)	(188,784)
Eaton Vance Corp.	(4,180)	(157,711)
T Rowe Price Group, Inc.	(2,365)	(185,416)
The Goldman Sachs Group, Inc.	(689)	(126,480)
		(730,967)
Forest & Paper Products | (0.7)%
Bemis Co., Inc.	(1,451)	(55,167)
Health Services | (1.8)%
Express Scripts Holding Co. (a)	(825)	(58,270)
Owens & Minor, Inc.	(1,367)	(44,756)
Quest Diagnostics, Inc.	(640)	(38,835)
		(141,861)
Household & Personal Products | (0.5)%
The Estee Lauder Cos., Inc., Class A	(525)	(39,228)
Insurance | (1.4)%
Assurant, Inc.	(592)	(38,066)
The Chubb Corp.	(805)	(73,319)
		(111,385)
Leisure & Entertainment | (2.0)%
CBS Corp., Class B	(1,955)	(104,593)
Darden Restaurants, Inc.	(1,157)	(59,539)
		(164,132)
Manufacturing | (1.6)%
AGCO Corp.	(1,394)	(63,371)
Deere & Co.	(805)	(66,002)
		(129,373)
Medical Products | (2.5)%
AmerisourceBergen Corp.	(790)	(61,067)
Haemonetics Corp. (a)	(1,455)	(50,809)
Patterson Cos., Inc.	(900)	(37,287)
Waters Corp. (a)	(570)	(56,498)
		(205,661)
Pharmaceutical & Biotechnology | (4.1)%
Aegerion Pharmaceuticals, Inc. (a)	(2,270)	(75,773)
Bio-Rad Laboratories, Inc., Class A (a)	(352)	(39,917)
Charles River Laboratories International, Inc. (a)	(1,289)	(77,005)
Keryx Biopharmaceuticals, Inc. (a)	(3,840)	(52,800)

Description	Shares	Value
Pharmacyclics, Inc. (a)	(315)	$(36,990)
Seattle Genetics, Inc. (a)	(1,372)	(51,011)
		(333,496)
Retail | (9.5)%
Ascena Retail Group, Inc. (a)	(4,274)	(56,844)
Bed Bath & Beyond, Inc. (a)	(1,270)	(83,604)
Conn’s, Inc. (a)	(2,062)	(62,417)
Dillard’s, Inc., Class A	(642)	(69,965)
PetSmart, Inc.	(808)	(56,633)
Restoration Hardware Holdings, Inc. (a)	(723)	(57,514)
The Gap, Inc.	(1,765)	(73,583)
Tractor Supply Co.	(1,719)	(105,736)
Urban Outfitters, Inc. (a)	(1,475)	(54,132)
Wal-Mart Stores, Inc.	(1,955)	(149,499)
		(769,927)
Semiconductors & Components | (0.6)%
Cypress Semiconductor Corp.	(5,195)	(51,301)
Technology Hardware | (2.0)%
International Business Machines Corp.	(832)	(157,939)
Transportation | (0.9)%
United Parcel Service, Inc., Class B	(753)	(74,012)
Total Securities Sold Short
(Identified cost $(3,831,666))		(3,801,259)
Total Investments l 97.2% (Identified cost $7,686,712) (b)		$7,841,277
Cash and Other Assets in Excess of Liabilities l 2.8%		226,458
Net Assets l 100.0%		$8,067,735

Description	Shares	Value
Lazard International Equity Portfolio
Common Stocks | 92.7%
Australia | 2.6%
Ansell, Ltd.	180,462	$3,068,602
Caltex Australia, Ltd.	161,906	3,957,033
James Hardie Industries PLC	285,385	2,993,111
		10,018,746
Austria | 0.7%
UNIQA Insurance Group AG	236,245	2,699,252
Belgium | 2.7%
Anheuser-Busch InBev NV	91,842	10,187,986
Brazil | 0.7%
Estacio Participacoes SA	276,300	2,871,646
Canada | 2.4%
MacDonald Dettwiler & Associates, Ltd.	54,500	4,075,517
Rogers Communications, Inc., Class B	137,700	5,154,144
		9,229,661
Denmark | 0.8%
Carlsberg A/S, Class B	35,156	3,118,789
Finland | 1.9%
Sampo Oyj, A Shares	145,584	7,051,323
France | 8.9%
Airbus Group NV	85,794	5,385,289
BNP Paribas SA	94,848	6,272,151
Cap Gemini SA	81,084	5,807,419
Sanofi SA	99,960	11,277,006
Valeo SA	44,492	4,934,865
		33,676,730
Germany | 4.3%
Bayer AG	78,419	10,982,846
Bayerische Motoren Werke AG	30,297	3,252,890
RTL Group SA	23,977	2,053,607
		16,289,343
Greece | 0.8%
Piraeus Bank SA (a)	1,796,202	3,034,798
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (a)	76,100	4,294,323
Israel | 2.8%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	195,200	10,492,000
Italy | 2.9%
Atlantia SpA	228,832	5,630,287
Eni SpA	219,901	5,220,497
		10,850,784
Japan | 18.0%
AEON Financial Service Co., Ltd.	99,400	2,135,332

Description	Shares	Value
Asics Corp.	168,090	$3,788,359
Daikin Industries, Ltd.	120,900	7,502,858
Daiwa House Industry Co., Ltd.	392,100	7,041,854
Don Quijote Holdings Co., Ltd.	114,300	6,560,586
Japan Tobacco, Inc.	231,000	7,519,103
KDDI Corp.	150,300	9,044,120
LIXIL Group Corp.	147,300	3,149,629
Makita Corp.	58,000	3,281,923
Seven & I Holdings Co., Ltd.	149,400	5,800,181
Sumitomo Mitsui Financial Group, Inc.	211,200	8,618,574
United Arrows, Ltd.	97,200	3,596,674
		68,039,193
Netherlands | 1.0%
NXP Semiconductor NV (a)	56,055	3,805,966
Norway | 0.4%
Petroleum Geo-Services ASA	223,368	1,412,750
Philippines | 1.7%
Alliance Global Group, Inc.	10,889,500	6,301,725
Spain | 2.0%
Mediaset Espana Comunicacion SA (a)	306,162	3,793,977
Red Electrica Corporacion SA	43,883	3,786,794
		7,580,771
Sweden | 3.7%
Assa Abloy AB, Class B	122,997	6,307,408
Swedbank AB, A Shares	312,150	7,820,371
		14,127,779
Switzerland | 7.8%
GAM Holding AG	129,004	2,228,027
Glencore PLC	1,190,719	6,588,310
Novartis AG	181,191	17,064,222
Swatch Group AG	8,128	3,851,061
		29,731,620
Thailand | 0.9%
Krung Thai Bank Public Co. Ltd. (d)	4,468,800	3,266,324
Turkey | 0.5%
Koc Holding AS	380,957	1,754,546
United Kingdom | 24.1%
British American Tobacco PLC	150,298	8,448,082
Direct Line Insurance Group PLC	1,304,147	6,217,324
Informa PLC	682,272	5,406,517
International Consolidated Airlines Group SA (a)	935,489	5,563,218
Lloyds Banking Group PLC (a)	7,689,329	9,527,999
Prudential PLC	455,344	10,113,551
Reed Elsevier PLC	420,199	6,706,958
Rexam PLC	990,791	7,896,794

Description	Shares	Value
Lazard International Equity Portfolio (concluded)
Rolls-Royce Holdings PLC	205,860	$3,190,912
Royal Dutch Shell PLC, A Shares	345,280	13,169,720
Taylor Wimpey PLC	2,986,509	5,425,280
Unilever PLC	153,218	6,395,471
William Hill PLC	551,995	3,295,391
		91,357,217
Total Common Stocks
(Identified cost $325,868,855)		351,193,272
Preferred Stock | 1.7%
Germany | 1.7%
Volkswagen AG (Identified cost $7,812,450)	30,884	6,411,692

Description	Principal Amount (000)	Value
Repurchase Agreement | 4.4%
State Street Bank and Trust Co., 0.00%, 10/01/14 (Dated 09/30/14, collateralized by $12,200,000 United States Treasury Note, 8.00%, 11/15/21, with a value of $17,251,569) Proceeds of $16,908,000 (Identified cost $16,908,000)	$16,908	$16,908,000
Total Investments l 98.8%
(Identified cost $350,589,305) (b)		$374,512,964
Cash and Other Assets in Excess of Liabilities l 1.2%		4,362,557
Net Assets l 100.0%		$378,875,521

Description	Shares	Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 96.2%
Australia | 2.5%
Caltex Australia, Ltd.	3,211	$78,478
Belgium | 4.7%
Anheuser-Busch InBev NV	1,313	145,650
Brazil | 6.8%
BB Seguridade Participacoes SA Sponsored ADR	7,201	94,477
Estacio Participacoes SA Sponsored ADR	11,168	116,147
		210,624
Canada | 3.1%
MacDonald Dettwiler & Associates, Ltd.	1,273	95,195
China | 4.6%
China Construction Bank Corp., Class H	110,000	77,304
China Shenhua Energy Co., Ltd., Class H	23,500	65,593
		142,897
Denmark | 5.9%
Novo Nordisk A/S, Class B	3,811	181,588
France | 6.6%
BNP Paribas SA	1,477	97,672
Valeo SA	951	105,481
		203,153
Greece | 2.4%
Piraeus Bank SA (a)	43,159	72,920
Israel | 6.0%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	3,419	183,771
Japan | 17.4%
Japan Tobacco, Inc.	5,800	188,791
KDDI Corp.	2,600	156,452
Ryohin Keikaku Co., Ltd.	900	107,340
SoftBank Corp.	1,200	84,236
		536,819
Philippines | 3.1%
Alliance Global Group, Inc.	164,900	95,427
Sweden | 3.9%
Swedbank AB, A Shares	4,842	121,308
Switzerland | 7.6%
Glencore PLC	23,743	131,371
Novartis AG	1,099	103,502
		234,873
Taiwan | 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	6,167	124,450

Description	Shares	Value
Turkey | 2.0%
Turkiye Garanti Bankasi AS ADR	17,230	$60,477
United Kingdom | 15.6%
Ashtead Group PLC	4,376	73,487
International Consolidated Airlines Group SA (a)	21,198	126,061
Prudential PLC	3,993	88,688
Rolls-Royce Holdings PLC	5,441	84,338
Taylor Wimpey PLC	60,454	109,821
		482,395
Total Common Stocks
(Identified cost $3,074,593)		2,970,025
Short-Term Investment | 1.8%
State Street Institutional Treasury Money Market Fund (Identified cost $55,550)	55,550	55,550
Total Investments l 98.0%
(Identified cost $3,130,143) (b)		$3,025,575
Cash and Other Assets in Excess of Liabilities l 2.0%		60,485
Net Assets l 100.0%		$3,086,060

Description	Shares	Value
Lazard International Equity Select Portfolio
Common Stocks | 95.4%
Australia | 1.3%
BHP Billiton, Ltd.	9,350	$275,109
Belgium | 2.6%
Anheuser-Busch InBev NV	5,021	556,977
Bermuda | 1.4%
Signet Jewelers, Ltd.	2,513	287,673
Brazil | 5.7%
AMBEV SA	32,600	213,626
BB Seguridade Participacoes SA	23,700	311,772
Cia de Saneamento Basico do Estado de Sao Paulo	26,400	213,336
Cielo SA	12,836	209,760
Estacio Participacoes SA	25,100	260,870
		1,209,364
China | 2.6%
Baidu, Inc. Sponsored ADR (a)	1,300	283,699
China Shenhua Energy Co., Ltd., Class H	93,000	259,581
		543,280
Denmark | 3.4%
Carlsberg A/S, Class B	1,712	151,877
Novo Nordisk A/S, Class B	11,668	555,961
		707,838
Finland | 1.5%
Sampo Oyj, A Shares	6,413	310,612
France | 4.0%
Airbus Group NV	3,602	226,098
BNP Paribas SA	6,044	399,680
Valeo SA	1,996	221,388
		847,166
Germany | 5.7%
Bayer AG	3,826	535,844
Bayerische Motoren Werke AG	3,597	386,198
SAP SE	3,934	283,683
		1,205,725
Greece | 0.7%
Piraeus Bank SA (a)	83,323	140,779
Indonesia | 1.5%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	6,519	313,564
Ireland | 1.2%
Ryanair Holdings PLC Sponsored ADR (a)	4,400	248,292
Israel | 2.2%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	8,695	467,356

Description	Shares	Value
Italy | 3.1%
Atlantia SpA	9,714	$239,008
Eni SpA	8,733	207,323
Mediolanum SpA	28,423	200,955
		647,286
Japan | 16.0%
Daikin Industries, Ltd.	5,200	322,704
Daiwa House Industry Co., Ltd.	19,300	346,615
Japan Tobacco, Inc.	12,800	416,643
KDDI Corp.	5,900	355,025
Komatsu, Ltd.	8,300	192,118
Makita Corp.	5,500	311,217
Ryohin Keikaku Co., Ltd.	1,500	178,899
Seven & I Holdings Co., Ltd.	9,917	385,009
SoftBank Corp.	5,200	365,024
Sumitomo Mitsui Financial Group, Inc.	9,076	370,370
Sumitomo Mitsui Trust Holdings, Inc.	31,000	129,167
		3,372,791
Netherlands | 0.8%
NXP Semiconductor NV (a)	2,467	167,502
Philippines | 1.3%
Alliance Global Group, Inc.	473,400	273,955
Russia | 1.9%
Lenta, Ltd. GDR	9,776	104,292
Mobile TeleSystems OJSC Sponsored ADR	11,361	169,733
Sberbank of Russia (a), (d)	62,859	119,889
		393,914
South Africa | 2.6%
Mediclinic International, Ltd.	29,395	239,139
Mr Price Group, Ltd.	8,932	167,661
Nampak, Ltd.	40,552	147,832
		554,632
South Korea | 1.3%
Samsung Electronics Co., Ltd.	246	275,395
Spain | 0.9%
Red Electrica Corporacion SA	2,112	182,251
Sweden | 3.3%
Assa Abloy AB, Class B	6,649	340,967
Swedbank AB, A Shares	13,957	349,668
		690,635
Switzerland | 5.7%
Cie Financiere Richemont SA	2,514	206,017
Novartis AG	8,828	831,404
Swatch Group AG	323	153,038
		1,190,459

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)
Taiwan | 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	146,341	$582,539
Thailand | 1.0%
Kasikornbank Public Co. Ltd.	28,100	202,625
Turkey | 1.8%
Koc Holding AS	30,591	140,891
Turkcell Iletisim Hizmetleri AS (a)	44,750	233,878
		374,769
United Kingdom | 19.1%
Ashtead Group PLC	14,429	242,310
Associated British Foods PLC	4,548	197,030
BG Group PLC	10,286	189,208
British American Tobacco PLC	7,890	443,488
Informa PLC	37,389	296,281
Ladbrokes PLC	29,957	62,818
Lloyds Banking Group PLC (a)	336,387	416,824
Prudential PLC	24,351	540,855
Rexam PLC	37,041	295,224
Rolls-Royce Holdings PLC	19,643	304,474
Royal Dutch Shell PLC, A Shares	10,834	413,521
Unilever PLC	8,922	372,413
Wolseley PLC	4,582	240,725
		4,015,171
Total Common Stocks (Identified cost $19,508,080)		20,037,659
Short-Term Investment | 15.3%
State Street Institutional Treasury Money Market Fund (Identified cost $3,220,527)	3,220,527	3,220,527
Total Investments | 110.7% (Identified cost $22,728,607) (b)		$23,258,186
Liabilities in Excess of Cash and Other Assets | (10.7)%		(2,245,290)
Net Assets | 100.0%		$21,012,896

Description	Shares	Value
Lazard International Strategic Equity Portfolio
Common Stocks | 93.1%
Australia | 8.0%
Amcor, Ltd.	12,057,499	$119,693,200
Ansell, Ltd.	4,849,682	82,464,695
Caltex Australia, Ltd.	4,102,100	100,256,595
Insurance Australia Group, Ltd.	7,210,706	38,661,524
James Hardie Industries PLC	5,550,813	58,216,792
		399,292,806
Austria | 1.0%
UNIQA Insurance Group AG	4,321,627	49,377,389
Belgium | 2.2%
Anheuser-Busch InBev NV	983,376	109,085,397
Bermuda | 1.4%
Signet Jewelers, Ltd.	596,858	68,324,763
Brazil | 2.6%
Cia de Saneamento Basico do Estado de Sao Paulo	5,326,400	43,042,056
Estacio Participacoes SA	6,495,100	67,504,992
LPS Brasil Consultoria de Imoveis SA	3,748,200	16,706,306
		127,253,354
Canada | 1.0%
Home Capital Group, Inc.	1,108,402	49,870,420
Denmark | 1.1%
Topdanmark A/S (a)	1,844,466	55,892,150
Finland | 3.6%
Sampo Oyj, A Shares	3,698,427	179,132,348
France | 3.8%
Airbus Group NV	1,808,795	113,538,062
Valeo SA	695,688	77,162,782
		190,700,844
Germany | 5.8%
Bayer AG	1,082,560	151,616,195
Fresenius SE & Co. KGaA	1,208,002	59,774,169
Symrise AG	1,439,596	76,525,455
		287,915,819
Greece | 1.5%
Piraeus Bank SA (a)	42,918,202	72,513,035
Indonesia | 0.5%
PT Media Nusantara Citra Tbk	92,769,800	24,312,471
Ireland | 1.6%
Kerry Group PLC, Class A	1,157,366	81,612,280
Israel | 2.4%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,258,700	121,405,125

Description	Shares	Value
Italy | 0.5%
Mediaset SpA (a)	6,106,241	$23,361,280
Japan | 18.2%
AEON Financial Service Co., Ltd.	3,351,800	72,004,083
Asics Corp.	5,594,150	126,079,179
Daikin Industries, Ltd.	1,542,100	95,700,227
Daiwa House Industry Co., Ltd.	4,616,200	82,903,872
Don Quijote Holdings Co., Ltd.	2,447,300	140,470,001
Japan Tobacco, Inc.	2,242,300	72,987,378
KDDI Corp.	1,908,800	114,859,724
Makita Corp.	2,243,300	126,936,843
Park24 Co., Ltd.	205,500	3,280,560
Ryohin Keikaku Co., Ltd.	622,400	74,231,139
		909,453,006
Macau | 0.5%
Sands China, Ltd.	4,772,400	24,792,275
Malaysia | 1.1%
Tenaga Nasional Berhad	14,675,800	55,361,873
Philippines | 2.4%
Alliance Global Group, Inc.	105,271,400	60,920,279
GT Capital Holdings, Inc.	2,596,005	61,316,217
		122,236,496
Russia | 0.9%
Lenta, Ltd. GDR	4,307,739	45,955,528
South Africa | 2.7%
Mediclinic International, Ltd.	7,751,032	63,057,529
Nampak, Ltd.	20,216,731	73,699,742
		136,757,271
Spain | 1.4%
Mediaset Espana Comunicacion SA (a)	5,502,928	68,192,599
Sweden | 1.8%
Assa Abloy AB, Class B	1,749,845	89,733,776
Switzerland | 7.5%
Cie Financiere Richemont SA	683,178	55,984,854
GAM Holding AG	2,803,413	48,417,720
Novartis AG	1,935,024	182,236,865
Panalpina Welttransport Holding AG	359,930	45,255,672
Swatch Group AG	84,723	40,141,907
		372,037,018
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	12,004,000	47,784,282
Thailand | 0.5%
Kasikornbank Public Co. Ltd.	3,804,500	27,433,740
Turkey | 0.6%
Turkiye Halk Bankasi AS	5,169,023	31,055,721

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)
United Kingdom | 17.5%
AMEC PLC	4,103,046	$73,040,207
Associated British Foods PLC	1,012,739	43,874,134
British American Tobacco PLC	2,018,616	113,464,145
Informa PLC	14,357,486	113,772,799
International Consolidated Airlines Group SA (a)	15,769,356	93,778,081
Lloyds Banking Group PLC (a)	128,400,215	159,103,230
Prudential PLC	5,378,838	119,468,259
Rexam PLC	12,943,691	103,163,701
William Hill PLC	9,032,360	53,922,873
		873,587,429
Total Common Stocks (Identified cost $4,310,109,611)		4,644,430,495
Preferred Stock | 2.0%
Germany | 2.0%
Volkswagen AG (Identified cost $119,534,524)	469,065	97,380,534
Short-Term Investment | 4.6%
State Street Institutional Treasury Money Market Fund (Identified cost $231,031,533)	231,031,533	231,031,533
Total Investments | 99.7% (Identified cost $4,660,675,668) (b)		$4,972,842,562
Cash and Other Assets in Excess of Liabilities | 0.3%		14,913,403
Net Assets | 100.0%		$4,987,755,965

Description	Shares	Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 98.2%
Australia | 5.4%
Ansell, Ltd.	41,360	$703,292
iSelect, Ltd. (a)	539,187	668,670
James Hardie Industries PLC	37,867	397,148
Macquarie Atlas Roads Group	287,722	722,752
Pact Group Holdings, Ltd.	215,985	746,865
Super Retail Group, Ltd.	51,095	370,506
		3,609,233
Austria | 0.9%
UNIQA Insurance Group AG	49,832	569,363
Belgium | 2.9%
Arseus NV	12,950	625,083
Kinepolis Group NV	33,798	1,297,154
		1,922,237
Brazil | 1.0%
Banco ABC Brasil SA (a)	3,371	18,179
Grendene SA	93,500	649,372
		667,551
Canada | 5.2%
Alaris Royalty Corp.	28,100	778,054
Altus Group, Ltd.	52,800	927,341
Entertainment One, Ltd.	134,728	687,885
Genworth MI Canada, Inc.	20,300	641,654
MacDonald Dettwiler & Associates, Ltd.	5,800	433,725
		3,468,659
China | 0.9%
Greatview Aseptic Packaging Co., Ltd.	941,000	614,576
Denmark | 2.2%
Auriga Industries A/S, Class B (a)	13,982	724,956
Topdanmark A/S (a)	25,038	758,717
		1,483,673
France | 4.1%
Gaztransport Et Technigaz SA	13,682	809,354
Ingenico SA	12,125	1,235,888
Plastic Omnium SA	29,537	704,227
		2,749,469
Germany | 7.4%
Aurelius AG	23,019	822,129
CompuGroup Medical AG	36,072	863,807
CTS Eventim AG	37,195	1,051,707
NORMA Group SE	18,166	759,297
SHW AG	11,517	487,753
Wirecard AG	26,265	970,276
		4,954,969

Description	Shares	Value
Hong Kong | 0.8%
Pacific Textiles Holdings, Ltd.	428,000	$527,433
Ireland | 1.4%
Greencore Group PLC	247,598	939,586
Italy | 4.2%
Azimut Holding SpA	42,221	1,059,192
EI Towers SpA (a)	15,937	845,200
Telit Communications PLC (a)	211,001	880,173
		2,784,565
Japan | 24.1%
Ain Pharmaciez, Inc.	34,200	781,250
Anritsu Corp.	81,100	618,064
Ariake Japan Co., Ltd.	30,100	674,773
Asahi Co., Ltd.	54,900	615,673
Asics Corp.	34,400	775,296
Avex Group Holdings, Inc.	42,600	647,542
Don Quijote Holdings Co., Ltd.	14,100	809,311
Doshisha Co., Ltd.	50,100	858,075
JAFCO Co., Ltd.	22,200	801,858
Misumi Group, Inc.	28,200	852,447
Park24 Co., Ltd.	3,700	59,066
Rinnai Corp.	9,300	770,541
Santen Pharmaceutical Co., Ltd.	15,990	895,663
Ship Healthcare Holdings, Inc.	25,800	826,420
Suruga Bank, Ltd.	64,700	1,290,530
Temp Holdings Co., Ltd.	31,160	946,327
Topcon Corp.	30,800	701,573
United Arrows, Ltd.	18,700	691,953
USS Co., Ltd.	69,900	1,073,467
Yumeshin Holdings Co., Ltd.	77,100	593,692
Zuiko Corp.	15,600	792,294
		16,075,815
Malaysia | 0.2%
Silverlake Axis, Ltd.	142,000	143,721
Netherlands | 2.8%
Aalberts Industries NV	31,624	818,016
Frank’s International NV	34,500	645,150
IMCD Group NV	13,156	376,689
		1,839,855
Norway | 1.0%
SpareBank 1 SR Bank ASA	70,936	672,172
Singapore | 1.1%
XP Power, Ltd.	28,010	695,083
Sweden | 2.7%
Indutrade AB	14,269	542,732
Intrum Justitia AB	28,673	806,099

Description	Shares	Value
Lazard International Small Cap Equity Portfolio (concluded)
Inwido AB	48,800	$436,197
		1,785,028
Switzerland | 2.3%
Cembra Money Bank AG	12,445	707,405
GAM Holding AG	10,319	178,219
Kardex AG	14,646	637,211
		1,522,835
Taiwan | 3.8%
Chicony Electronics Co., Ltd.	202,000	603,533
Makalot Industrial Co., Ltd.	9,767	49,565
Radiant Opto-Electronics Corp.	163,920	649,923
Sinmag Equipment Corp.	115,660	676,049
Zeng Hsing Industrial Co., Ltd.	111,000	562,296
		2,541,366
Turkey | 0.8%
Turkiye Sinai Kalkinma Bankasi AS	659,438	555,242
United Kingdom | 21.9%
Abcam PLC	73,780	480,280
Aberdeen Asset Management PLC	107,456	693,879
APR Energy PLC	64,102	559,557
Ashtead Group PLC	66,919	1,123,787
Card Factory PLC	163,981	616,714
Dignity PLC	32,800	778,753
Elementis PLC	146,111	602,061
Foxtons Group PLC	236,535	818,710
Hansteen Holdings PLC REIT	426,343	714,825
Hunting PLC	54,507	783,580
IG Group Holdings PLC	126,901	1,222,083
Markit, Ltd.	30,200	705,170
Provident Financial PLC	18,712	645,933
Rightmove PLC	23,544	816,148
RPC Group PLC	77,850	703,333
Spectris PLC	15,205	443,742
Synergy Health PLC	29,842	708,756
Taylor Wimpey PLC	391,335	710,898
Workspace Group PLC REIT	89,148	914,114
Zoopla Property Group PLC	141,992	545,132
		14,587,455
United States | 1.1%
Samsonite International SA	235,500	756,495
Total Common Stocks (Identified cost $54,388,854)		65,466,381
Preferred Stock | 1.0%
Brazil | 1.0%
Banco ABC Brasil SA (Identified cost $718,202)	127,880	707,904

Description	Shares	Value
Short-Term Investment | 0.8%
State Street Institutional Treasury Money Market Fund (Identified cost $534,314)	534,314	$534,314
Total Investments | 100.0% (Identified cost $55,641,370) (b)		$66,708,599
Liabilities in Excess of Cash and Other Assets | 0.0%		(23,887)
Net Assets | 100.0%		$66,684,712

Description	Shares	Value
Lazard Global Equity Select Portfolio
Common Stocks | 97.0%
Belgium | 2.8%
Anheuser-Busch InBev NV	2,641	$292,965
Brazil | 1.6%
Banco do Brasil SA	9,800	101,293
Cia Hering	6,169	62,503
		163,796
Canada | 0.3%
MacDonald Dettwiler & Associates, Ltd.	500	37,390
China | 1.1%
Baidu, Inc. Sponsored ADR (a)	540	117,844
Denmark | 3.2%
Novo Nordisk A/S, Class B	4,675	222,756
Topdanmark A/S (a)	3,800	115,150
		337,906
Finland | 1.2%
Sampo Oyj, A Shares	2,630	127,383
Georgia | 0.7%
Bank of Georgia Holdings PLC	1,783	70,856
Germany | 3.0%
Continental AG	929	176,639
Symrise AG	2,659	141,346
		317,985
Greece | 1.0%
Piraeus Bank SA (a)	59,716	100,894
Japan | 6.4%
Daiwa House Industry Co., Ltd.	11,050	198,451
Mitsubishi Estate Co., Ltd.	5,035	113,430
Park24 Co., Ltd.	15	240
Sumitomo Mitsui Financial Group, Inc.	6,000	244,846
Sumitomo Mitsui Trust Holdings, Inc.	28,145	117,271
		674,238
Netherlands | 1.6%
NXP Semiconductor NV (a)	2,490	170,391
Peru | 1.2%
Credicorp, Ltd.	798	122,405
Philippines | 0.5%
Alliance Global Group, Inc.	84,711	49,022
Russia | 2.0%
Magnit OJSC Sponsored GDR	1,593	91,906
Mobile TeleSystems OJSC Sponsored ADR	4,956	74,043
Yandex NV Class A (a)	1,805	50,170
		216,119

Description	Shares	Value
South Korea | 0.9%
Samsung Electronics Co., Ltd.	84	$94,037
Spain | 0.3%
Applus Services SA	2,526	33,100
Sweden | 2.0%
Assa Abloy AB, Class B	4,126	211,585
Switzerland | 5.0%
Novartis AG	2,959	278,673
Panalpina Welttransport Holding AG	895	112,533
Tyco International, Ltd.	3,025	134,824
		526,030
Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	7,780	157,001
Thailand | 1.1%
Kasikornbank Public Co. Ltd.	15,540	112,057
United Kingdom | 4.2%
International Consolidated Airlines Group SA (a)	22,950	136,480
Lloyds Banking Group PLC (a)	80,002	99,132
Unilever PLC	5,020	209,540
		445,152
United States | 55.4%
American Express Co.	2,661	232,944
Apple, Inc.	3,639	366,629
AutoZone, Inc. (a)	194	98,874
Bristol-Myers Squibb Co.	2,445	125,135
Citigroup, Inc.	6,279	325,378
CVS Caremark Corp.	1,375	109,436
Eastman Chemical Co.	1,238	100,142
Eaton Corp. PLC	1,809	114,636
EMC Corp.	5,477	160,257
EOG Resources, Inc.	725	71,790
Google, Inc., Class A (a)	207	121,801
Google, Inc., Class C (a)	207	119,514
Halliburton Co.	800	51,608
Honeywell International, Inc.	2,673	248,910
Intel Corp.	5,517	192,102
Intercontinental Exchange, Inc.	731	142,582
Joy Global, Inc.	1,859	101,390
Macy’s, Inc.	1,247	72,550
MasterCard, Inc., Class A	2,355	174,082
McKesson Corp.	638	124,199
Microsoft Corp.	7,215	334,487
Molson Coors Brewing Co., Class B	1,739	129,451
Monsanto Co.	1,095	123,198
Qualcomm, Inc.	1,317	98,472

Description	Shares	Value
Lazard Global Equity Select Portfolio (concluded)
Quintiles Transnational Holdings, Inc. (a)	2,040	$113,791
Realogy Holdings Corp. (a)	2,268	84,370
Red Hat, Inc. (a)	2,125	119,319
Ross Stores, Inc.	1,692	127,881
Schlumberger, Ltd.	2,101	213,651
The Hartford Financial Services Group, Inc.	4,489	167,215
Thermo Fisher Scientific, Inc.	875	106,487
United Technologies Corp.	1,869	197,366
UnitedHealth Group, Inc.	2,157	186,041
Vertex Pharmaceuticals, Inc. (a)	1,215	136,457
Viacom, Inc., Class B	2,834	218,048
Visa, Inc., Class A	815	173,897
Xerox Corp.	9,485	125,487
Zoetis, Inc.	3,097	114,434
		5,824,011
Total Common Stocks
(Identified cost $9,913,263)		10,202,167
Preferred Stock | 0.7%
Germany | 0.7%
Volkswagen AG (Identified cost $102,737)	382	79,305
Short-Term Investment | 3.6%
State Street Institutional Treasury Money Market Fund (Identified cost $379,278)	379,278	379,278
Total Investments | 101.3%
(Identified cost $10,395,278) (b)		$10,660,750
Liabilities in Excess of Cash and Other Assets l (1.3)%		(139,873)
Net Assets l 100.0%		$10,520,877

Description	Shares	Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 97.1%
Australia | 3.3%
Ansell, Ltd.	3,040	$51,692
Caltex Australia, Ltd.	5,448	133,151
		184,843
Belgium | 1.8%
Anheuser-Busch InBev NV	905	100,391
Brazil | 1.5%
Ambev SA ADR	12,890	84,429
Brazil | 0.8%
Estacio Participacoes SA Sponsored ADR	4,530	47,112
Canada | 0.9%
MacDonald Dettwiler & Associates, Ltd.	670	50,103
Denmark | 1.3%
Topdanmark A/S (a)	2,466	74,726
Finland | 3.0%
Sampo Oyj, A Shares	3,443	166,761
Greece | 1.4%
Piraeus Bank SA (a)	47,582	80,393
Indonesia | 1.1%
PT Media Nusantara Citra Tbk ADR	2,300	59,317
Israel | 2.0%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,100	112,875
Italy | 0.1%
Mediaset SpA (a)	1,742	6,665
Japan | 9.1%
Asics Corp.	4,700	105,927
Daiwa House Industry Co., Ltd.	4,400	79,021
Don Quijote Holdings Co., Ltd.	1,746	100,217
Makita Corp.	1,950	110,340
SoftBank Corp.	1,580	110,911
		506,416
Macau | 0.4%
Sands China, Ltd.	4,200	21,819
Philippines | 1.8%
Alliance Global Group, Inc.	172,400	99,767
Russia | 1.1%
Lenta, Ltd. GDR	5,676	60,552
South Africa | 5.9%
Mediclinic International, Ltd.	21,232	172,730
Nampak, Ltd.	28,719	104,695
Sun International, Ltd.	4,720	50,078
		327,503

Description	Shares	Value
Spain | 1.5%
Mediaset Espana Comunicacion SA (a)	6,526	$80,871
Switzerland | 6.1%
Baloise Holding AG	430	54,889
Cie Financiere Richemont SA	826	67,689
Novartis AG	1,384	130,342
Tyco International, Ltd.	1,960	87,357
		340,277
Taiwan | 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	4,020	81,124
Turkey | 0.5%
Turkiye Halk Bankasi AS ADR	2,550	30,371
United Kingdom | 11.7%
British American Tobacco PLC	1,431	80,435
Informa PLC	13,947	110,520
International Consolidated Airlines Group SA (a)	17,006	101,132
Lloyds Banking Group PLC (a)	82,948	102,783
Prudential PLC	4,176	92,752
Rexam PLC	11,667	92,988
Spire Healthcare Group PLC	15,715	73,729
		654,339
United States | 40.3%
Advance Auto Parts, Inc.	1,515	197,405
American Airlines Group, Inc.	1,320	46,834
American Express Co.	1,230	107,674
Ameriprise Financial, Inc.	679	83,775
Baxter International, Inc.	1,160	83,253
CareFusion Corp. (a)	3,260	147,515
Eastman Chemical Co.	1,360	110,010
EOG Resources, Inc.	858	84,959
Google, Inc., Class A (a)	342	201,236
J.C. Penney Co., Inc. (a)	3,870	38,855
Kellogg Co.	659	40,594
MasterCard, Inc., Class A	1,750	129,360
McKesson Corp.	548	106,679
Molson Coors Brewing Co., Class B	1,588	118,211
Parker Hannifin Corp.	740	84,471
ResMed, Inc.	11,119	55,202
Sysco Corp.	2,990	113,471
The Hartford Financial Services Group, Inc.	2,385	88,841
United Therapeutics Corp. (a)	445	57,249
Viacom, Inc., Class B	1,829	140,723
Visa, Inc., Class A	470	100,284

Description	Shares	Value
Lazard Global Strategic Equity Portfolio (concluded)
Xerox Corp.	8,470	$112,058
		2,248,659
Total Common Stocks
(Identified cost $5,552,345)		5,419,313
Preferred Stock | 1.6%
Germany | 1.6%
Volkswagen AG (Identified cost $97,555)	434	90,101
Short-Term Investment | 2.1%
State Street Institutional Treasury Money Market Fund (Identified cost $118,104)	118,104	118,104
Total Investments l 100.8%
(Identified cost $5,768,004) (b)		$5,627,518
Liabilities in Excess of Cash and Other Assets l (0.8)%		(43,486)
Net Assets l 100.0%		$5,584,032

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 92.0%
Brazil | 3.9%
Cosan, Ltd., Class A	27,895	$300,150
Klabin SA	71,960	348,077
Kroton Educacional SA	80,200	503,922
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,235	269,677
Via Varejo SA (a)	28,500	284,214
		1,706,040
Canada | 1.3%
Gran Tierra Energy, Inc. (a)	101,400	560,441
China | 14.9%
Anhui Conch Cement Co., Ltd., Class H	167,000	531,492
Baidu, Inc. Sponsored ADR (a)	4,054	884,704
Beijing Capital International Airport Co., Ltd., Class H	410,000	313,679
China Lesso Group Holdings, Ltd.	447,000	222,353
China Petroleum & Chemical Corp. ADR	5,000	436,800
CSR Corp., Ltd., Class H	492,000	431,421
ENN Energy Holdings, Ltd.	56,000	366,491
Industrial and Commercial Bank of China, Ltd., Class H	2,361,000	1,470,394
Lenovo Group, Ltd.	368,000	548,344
PICC Property & Casualty Co., Ltd., Class H	286,000	506,962
Sinotrans, Ltd., Class H	526,000	381,551
Vipshop Holdings, Ltd. ADS (a)	1,800	340,218
		6,434,409
Colombia | 0.7%
Pacific Rubiales Energy Corp.	16,685	279,784
Greece | 0.7%
Piraeus Bank SA (a)	177,852	300,492
Hong Kong | 3.8%
Brilliance China Automotive Holdings, Ltd.	230,000	400,765
China Resources Power Holdings Co., Ltd.	124,000	334,847
Haier Electronics Group Co., Ltd.	218,000	572,769
Melco Crown Entertainment, Ltd. ADR	12,490	328,362
		1,636,743
India | 6.9%
Dr Reddy’s Laboratories, Ltd. ADR	8,800	462,440
HDFC Bank, Ltd. Sponsored ADR	13,869	646,018
ICICI Bank, Ltd. Sponsored ADR	17,900	878,890
Tata Motors, Ltd. Sponsored ADR	23,100	1,009,701
		2,997,049
Indonesia | 3.6%
PT Bank Mandiri (Persero) Tbk	599,200	492,922
PT Matahari Department Store Tbk	407,200	542,378

Description	Shares	Value
PT Semen Indonesia (Persero) Tbk	414,500	$523,942
		1,559,242
Malaysia | 1.0%
Sapurakencana Petroleum Berhad	328,000	412,010
Mexico | 8.8%
Alsea SAB de CV (a)	95,200	300,617
Cemex SAB de CV Sponsored ADR (a)	87,418	1,139,931
Fibra Uno Administracion SA de CV REIT	145,600	478,955
Genomma Lab Internacional SAB de CV, B Shares (a)	160,251	384,206
Gruma SAB de CV (a)	39,600	423,996
Grupo Financiero Banorte SAB de CV, Class O	76,600	490,552
Grupo Televisa SAB Sponsored ADR	17,900	606,452
		3,824,709
Peru | 1.0%
Credicorp, Ltd.	2,750	421,822
Philippines | 1.8%
Alliance Global Group, Inc.	634,800	367,357
GT Capital Holdings, Inc.	18,140	428,457
		795,814
Poland | 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	26,193	312,813
Portugal | 0.5%
Jeronimo Martins SGPS SA	20,118	220,813
Russia | 3.3%
Magnit OJSC Sponsored GDR (d), (f)	2,390	138,047
Magnit OJSC Sponsored GDR	6,404	369,472
Mail.ru Group, Ltd. GDR (a)	12,798	359,399
MegaFon OAO GDR (d), (f)	9,793	248,546
MegaFon OAO GDR	2,054	52,116
Sberbank of Russia Sponsored ADR	33,859	266,486
		1,434,066
South Africa | 5.0%
Aspen Pharmacare Holdings, Ltd.	17,077	507,392
Life Healthcare Group Holdings Pte, Ltd.	116,809	459,963
MTN Group, Ltd.	34,414	725,260
Naspers, Ltd., N Shares	4,083	449,064
		2,141,679
South Korea | 9.7%
DGB Financial Group, Inc.	51,911	825,460
KEPCO Plant Service & Engineering Co., Ltd.	8,167	646,349
Samsung Electronics Co., Ltd.	1,052	1,177,705
SK Hynix, Inc. (a)	22,183	981,842

Description	Shares	Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
SK Telecom Co., Ltd. ADR	19,000	$576,460
		4,207,816
Switzerland | 1.0%
Dufry AG (a)	2,877	438,767
Taiwan | 15.5%
Advanced Semiconductor Engineering, Inc. ADR	77,100	455,661
Delta Electronics, Inc.	98,000	618,901
Eclat Textile Co., Ltd.	56,760	515,840
Hermes Microvision, Inc.	8,000	334,726
Hon Hai Precision Industry Co., Ltd. GDR	137,138	853,793
Largan Precision Co., Ltd.	16,000	1,141,933
MediaTek, Inc.	24,000	355,587
Mega Financial Holding Co., Ltd.	519,000	425,156
Merida Industry Co., Ltd.	72,800	507,100
President Chain Store Corp.	46,000	329,491
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	57,049	1,151,249
		6,689,437
Thailand | 2.6%
Bangkok Bank Public Co. Ltd.	50,500	325,774
Kasikornbank Public Co. Ltd.	113,200	816,270
		1,142,044
Turkey | 2.4%
TAV Havalimanlari Holding AS	88,418	710,150
Turk Traktor ve Ziraat Makineleri AS	10,714	331,502
		1,041,652
United Kingdom | 2.0%
Hikma Pharmaceuticals PLC	14,815	415,088
Mondi PLC	28,694	467,176
		882,264
United States | 0.9%
First Cash Financial Services, Inc. (a)	7,065	395,499
Total Common Stocks
(Identified cost $39,670,900)		39,835,405
Preferred Stocks | 2.9%
Brazil | 2.9%
Alpargatas SA	77,820	327,780
Itau Unibanco Holding SA ADR	67,452	936,234
Total Preferred Stocks
(Identified cost $1,385,243)		1,264,014
Short-Term Investment | 1.3%
State Street Institutional Treasury Money Market Fund (Identified cost $571,985)	571,985	571,985

Total Investments l 96.2%
(Identified cost $41,628,128) (b)	$41,671,404
Cash and Other Assets in Excess of Liabilities l 3.8%	1,626,411
Net Assets l 100.0%	$43,297,815

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 95.5%
Argentina | 1.3%
YPF Sociedad Anonima Sponsored ADR	5,182,781	$191,711,069
Brazil | 14.4%
Ambev SA ADR	25,210,240	165,127,072
Banco do Brasil SA	49,948,510	516,268,942
BB Seguridade Participacoes SA	23,986,900	315,546,187
CCR SA	21,407,400	146,753,620
CEMIG SA Sponsored ADR	16,295,431	101,520,535
Cielo SA	19,875,921	324,803,121
Localiza Rent a Car SA	7,477,525	108,416,857
Natura Cosmeticos SA	7,390,200	111,649,309
Souza Cruz SA	15,508,625	124,816,633
Vale SA Sponsored ADR	10,903,200	120,044,232
Via Varejo SA (a)	11,402,900	113,714,550
		2,148,661,058
China | 9.7%
Baidu, Inc. Sponsored ADR (a)	1,415,600	308,926,388
China Construction Bank Corp., Class H	610,733,220	429,203,362
China Shenhua Energy Co., Ltd., Class H	43,149,000	120,437,259
CNOOC, Ltd.	123,873,000	212,890,304
NetEase, Inc. Sponsored ADR	3,379,504	289,488,313
Weichai Power Co., Ltd., Class H	24,415,000	88,011,980
		1,448,957,606
Colombia | 2.4%
Pacific Rubiales Energy Corp.	21,833,400	366,115,677
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	24,212,175	166,571,266
Hong Kong | 3.4%
China Mobile, Ltd. Sponsored ADR	6,178,504	362,987,110
Huabao International Holdings, Ltd.	186,381,000	143,943,591
		506,930,701
Hungary | 0.9%
OTP Bank PLC	7,572,127	128,541,635
India | 6.6%
Axis Bank, Ltd.	33,237,161	203,131,496
Bajaj Auto, Ltd.	1,068,306	40,589,961
Bank of India	7,651,181	28,474,748
Bharat Heavy Electricals, Ltd.	28,408,477	91,161,239
HCL Technologies, Ltd.	1,879,747	52,187,077
Hero MotoCorp, Ltd.	159,047	7,279,732
Jindal Steel & Power, Ltd.	5,269,110	14,806,635
Punjab National Bank, Ltd.	13,763,824	195,749,628
Tata Consultancy Services, Ltd.	7,793,168	345,587,122
		978,967,638
Indonesia | 6.2%
PT Astra International Tbk	242,523,600	140,379,695
PT Bank Mandiri (Persero) Tbk	258,548,230	212,690,213

Description	Shares	Value
PT Semen Indonesia (Persero) Tbk	84,078,000	$106,277,515
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	7,013,755	337,361,615
PT United Tractors Tbk	76,140,784	124,387,917
		921,096,955
Macau | 1.0%
Wynn Macau, Ltd.	48,590,800	154,725,683
Malaysia | 0.8%
British American Tobacco Malaysia Berhad	5,703,000	122,627,225
Mexico | 1.4%
Grupo Mexico SAB de CV, Series B	33,517,647	112,628,079
Kimberly-Clark de Mexico SAB de CV, Series A	42,840,195	101,083,785
		213,711,864
Pakistan | 1.7%
Oil & Gas Development Co., Ltd.	43,563,549	105,154,041
Pakistan Petroleum, Ltd.	67,610,602	148,920,717
		254,074,758
Philippines | 1.7%
Philippine Long Distance Telephone Co. Sponsored ADR	3,593,450	247,876,181
Russia | 10.1%
Alrosa AO (d)	102,425,222	91,829,845
Eurasia Drilling Co., Ltd. GDR	4,000,301	113,518,230
Gazprom OAO Sponsored ADR	39,575,454	277,239,313
Lukoil OAO Sponsored ADR	2,030,138	103,159,438
Magnit OJSC Sponsored GDR (d), (f)	1,761,265	101,730,666
Magnit OJSC Sponsored GDR	180,006	10,385,263
MegaFon OAO GDR (d), (f)	5,557,964	141,061,126
Mobile TeleSystems OJSC Sponsored ADR	15,899,643	237,540,666
Oriflame Cosmetics SA SDR	2,244,777	38,783,782
Sberbank of Russia (a), (d)	208,334,173	397,348,060
		1,512,596,389
South Africa | 7.7%
Bidvest Group, Ltd.	4,532,823	114,551,838
Imperial Holdings, Ltd.	6,615,874	101,993,572
Nedbank Group, Ltd.	5,355,669	103,627,202
PPC, Ltd.	37,797,046	98,906,931
Sanlam, Ltd.	20,538,715	118,860,871
Shoprite Holdings, Ltd.	14,816,695	183,384,490
Standard Bank Group, Ltd.	8,520,783	98,376,787
Tiger Brands, Ltd.	4,074,064	113,798,623
Vodacom Group, Ltd.	9,308,249	107,106,916

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio (concluded)
Woolworths Holdings, Ltd.	17,833,825	$110,498,021
		1,151,105,251
South Korea | 13.4%
Coway Co., Ltd.	1,454,505	115,812,484
Hanwha Life Insurance Co., Ltd.	27,090,706	181,847,434
Hyundai Mobis Co., Ltd.	909,768	221,694,778
KB Financial Group, Inc.	6,884,058	250,809,095
KT&G Corp.	2,383,162	213,277,277
Samsung Electronics Co., Ltd.	389,495	436,036,230
Shinhan Financial Group Co., Ltd.	7,748,374	353,885,006
SK Hynix, Inc. (a)	5,327,540	235,802,292
		2,009,164,596
Taiwan | 4.7%
Hon Hai Precision Industry Co., Ltd.	69,198,448	217,894,344
Taiwan Semiconductor Manufacturing Co., Ltd.	120,634,284	480,208,483
		698,102,827
Thailand | 2.6%
CP All Public Co. Ltd. (d)	100,624,900	138,873,224
PTT Exploration & Production Public Co. Ltd. (d)	24,491,670	120,853,267
The Siam Cement Public Co. Ltd.	9,489,200	130,964,173
		390,690,664
Turkey | 4.4%
Akbank TAS	37,460,608	121,921,062
Koc Holding AS	47,771,684	220,018,617
Turkcell Iletisim Hizmetleri AS (a)	27,888,264	145,752,970
Turkiye Is Bankasi AS, C Shares	73,588,923	163,310,227
		651,002,876
Total Common Stocks
(Identified cost $13,424,868,044)		14,263,231,919
Short-Term Investment | 4.4%
State Street Institutional Treasury Money Market Fund (Identified cost $656,738,374)	656,738,374	656,738,374
Total Investments l 99.9% (Identified cost $14,081,606,418) (b)		$14,919,970,293
Cash and Other Assets in Excess of Liabilities l 0.1%		10,589,872
Net Assets l 100.0%		$14,930,560,165

Description	Shares	Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 94.6%
Brazil | 10.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	653,160	$3,295,486
EDP - Energias do Brasil SA	904,900	3,696,865
Estacio Participacoes SA	879,500	9,140,835
Gerdau SA Sponsored ADR	1,416,050	6,797,040
Kroton Educacional SA	797,600	5,011,577
Localiza Rent a Car SA	270,520	3,922,278
Petroleo Brasileiro SA Sponsored ADR	567,100	8,444,119
Vale SA Sponsored ADR	613,615	6,755,901
Via Varejo SA (a)	392,000	3,909,190
		50,973,291
China | 16.9%
AAC Technologies Holdings, Inc.	608,700	3,524,001
Agricultural Bank of China, Ltd., Class H	20,574,500	9,090,101
Anhui Conch Cement Co., Ltd., Class H	2,404,500	7,652,535
Anton Oilfield Services Group	4,946,000	1,454,592
Baidu, Inc. Sponsored ADR (a)	41,965	9,158,022
China Construction Bank Corp., Class H	4,842,184	3,402,929
China Merchants Bank Co., Ltd., Class H	3,592,211	6,123,258
China National Materials Co., Ltd., Class H	15,196,890	3,507,551
China Oilfield Services, Ltd., Class H	3,180,000	8,401,252
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	257,000	5,962,400
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,606,000	12,094,762
Zhuzhou CSR Times Electric Co., Ltd., Class H	2,507,000	9,709,745
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	5,973,000	3,475,267
		83,556,415
Colombia | 5.7%
Bancolombia SA Sponsored ADR	160,800	9,120,576
Cemex Latam Holdings SA (a)	1,096,018	9,742,406
Pacific Rubiales Energy Corp.	541,529	9,080,687
		27,943,669
Greece | 1.5%
Piraeus Bank SA (a)	4,445,350	7,510,702
Hong Kong | 4.5%
China State Construction International Holdings, Ltd.	7,953,340	11,805,250
Techtronic Industries Co., Ltd.	3,640,500	10,512,344
		22,317,594
India | 14.9%
Adani Ports & Special Economic Zone, Ltd.	1,400,138	6,291,722
Aurobindo Pharma, Ltd.	941,226	14,788,387
Glenmark Pharmaceuticals, Ltd.	600,461	6,972,694
HDFC Bank, Ltd. Sponsored ADR	190,500	8,873,490
ICICI Bank, Ltd. Sponsored ADR	239,130	11,741,283
Reliance Industries, Ltd.	421,601	6,424,583

Description	Shares	Value
Shriram Transport Finance Co., Ltd.	581,518	$8,819,027
Tata Motors, Ltd. Sponsored ADR	220,600	9,642,426
		73,553,612
Indonesia | 1.5%
PT Bank Rakyat Indonesia (Persero) Tbk	8,929,800	7,587,884
Macau | 0.7%
Sands China, Ltd.	675,600	3,509,693
Mexico | 3.7%
Genomma Lab Internacional SAB de CV, B Shares (a)	4,060,700	9,735,642
Grupo Financiero Banorte SAB de CV, Class O	1,343,057	8,601,045
		18,336,687
Peru | 1.9%
Credicorp, Ltd.	61,500	9,433,485
Poland | 0.8%
Eurocash SA	422,690	4,113,623
Russia | 9.1%
Globaltrans Investment PLC Sponsored GDR	556,085	4,670,699
Novatek OAO Sponsored GDR	84,034	8,752,893
Sberbank of Russia (a), (d)	3,222,928	6,146,971
TMK OAO GDR	754,065	6,873,512
X5 Retail Group NV GDR (a)	675,408	12,443,919
Yandex NV Class A (a)	217,000	6,031,515
		44,919,509
South Africa | 1.8%
Exxaro Resources, Ltd.	381,810	4,332,503
Standard Bank Group, Ltd.	373,494	4,312,179
		8,644,682
South Korea | 6.5%
Halla Visteon Climate Control Corp.	144,138	6,987,602
Kia Motors Corp.	112,622	5,721,601
Korea Aerospace Industries, Ltd.	247,625	9,551,906
Samsung Electronics Co., Ltd.	8,998	10,073,182
		32,334,291
Taiwan | 7.3%
Catcher Technology Co., Ltd.	682,000	6,306,301
Hiwin Technologies Corp.	983,821	8,774,077
MediaTek, Inc.	627,000	9,289,720
Taiwan Semiconductor Manufacturing Co., Ltd.	2,953,000	11,754,997
		36,125,095

Description	Shares	Value
Lazard Developing Markets Equity Portfolio (concluded)
Turkey | 5.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,458,502	$5,889,045
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,034,874	4,207,133
Ford Otomotiv Sanayi AS (a)	417,643	4,788,226
TAV Havalimanlari Holding AS	1,188,734	9,547,606
		24,432,010
United States | 2.5%
First Cash Financial Services, Inc. (a)	112,900	6,320,142
Freeport-McMoRan Copper & Gold, Inc.	184,100	6,010,865
		12,331,007
Total Common Stocks
(Identified cost $484,185,956)		467,623,249
Preferred Stocks | 2.9%
Brazil | 2.9%
Banco Bradesco SA ADR	566,288	8,069,604
Marcopolo SA	3,712,400	6,036,299
Total Preferred Stocks
(Identified cost $18,140,879)		14,105,903
Short-Term Investment | 2.5%
State Street Institutional Treasury Money Market Fund (Identified cost $12,214,954)	12,214,954	12,214,954
Total Investments l 100.0% (Identified cost $514,541,789) (b)		$493,944,106
Cash and Other Assets in Excess of Liabilities l 0.0%		132,600
Net Assets l 100.0%		$494,076,706

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 93.6%
Argentina | 1.2%
YPF Sociedad Anonima Sponsored ADR	229,165	$8,476,813
Brazil | 10.3%
Ambev SA ADR	671,575	4,398,816
Banco ABC Brasil SA (a)	14,946	80,599
Banco do Brasil SA	951,957	9,839,449
Cielo SA Sponsored ADR	547,447	8,868,641
Companhia de Locacao das Americas	470,500	884,200
Estacio Participacoes SA	686,900	7,139,102
GAEC Educacao SA	407,000	4,920,082
Grendene SA	563,875	3,916,199
Iochpe-Maxion SA	373,500	2,545,186
Localiza Rent a Car SA	527,900	7,654,038
Natura Cosmeticos SA	229,195	3,462,621
Petroleo Brasileiro SA Sponsored ADR	475,100	7,074,239
Souza Cruz SA	514,935	4,144,304
Tegma Gestao Logistica SA	371,545	2,701,870
Via Varejo SA (a)	379,700	3,786,529
		71,415,875
Cambodia | 0.4%
NagaCorp, Ltd.	4,180,000	3,004,769
China | 17.0%
AAC Technologies Holdings, Inc.	719,640	4,166,276
Agricultural Bank of China, Ltd., Class H	18,316,000	8,092,264
Anhui Conch Cement Co., Ltd., Class H	1,689,000	5,375,393
Baidu, Inc. Sponsored ADR (a)	108,784	23,739,932
China Construction Bank Corp., Class H	15,292,281	10,746,916
China Lesso Group Holdings, Ltd.	6,604,000	3,285,047
China Oilfield Services, Ltd., Class H	1,174,000	3,101,594
China Pioneer Pharma Holdings, Ltd.	2,367,000	1,870,665
China Shenhua Energy Co., Ltd., Class H	2,308,500	6,443,473
China ZhengTong Auto Services Holdings, Ltd.	6,500,500	3,810,164
CNOOC, Ltd.	4,986,800	8,570,402
Greatview Aseptic Packaging Co., Ltd.	6,215,000	4,059,075
NetEase, Inc. Sponsored ADR	131,485	11,263,005
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	349,920	8,118,144
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,152,000	8,675,695
Zhuzhou CSR Times Electric Co., Ltd., Class H	926,000	3,586,448
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	4,132,640	2,404,491
		117,308,984

Description	Shares	Value
Colombia | 2.9%
Bancolombia SA Sponsored ADR	84,820	$4,810,990
Pacific Rubiales Energy Corp.	914,985	15,343,023
		20,154,013
Egypt | 0.8%
Commercial International Bank Egypt SAE GDR	786,303	5,409,489
Georgia | 0.3%
Bank of Georgia Holdings PLC	59,181	2,351,841
Greece | 1.0%
Piraeus Bank SA (a)	4,154,973	7,020,092
Hong Kong | 3.5%
China Mobile, Ltd. Sponsored ADR	137,595	8,083,706
China State Construction International Holdings, Ltd.	5,204,504	7,725,116
Future Bright Holdings, Ltd.	6,078,000	2,489,669
Pacific Textiles Holdings, Ltd.	777,000	957,513
Techtronic Industries Co., Ltd.	1,775,000	5,125,508
		24,381,512
Hungary | 0.6%
OTP Bank PLC	249,579	4,236,761
India | 7.5%
Aurobindo Pharma, Ltd.	602,957	9,473,560
Axis Bank, Ltd.	1,947,105	11,899,884
Bajaj Auto, Ltd.	60,067	2,282,227
Dewan Housing Finance Corp., Ltd.	668,681	3,602,586
HCL Technologies, Ltd.	56,121	1,558,077
ICICI Bank, Ltd. Sponsored ADR	203,790	10,006,089
Reliance Industries, Ltd.	312,026	4,754,820
Tata Motors, Ltd. Sponsored ADR	158,415	6,924,320
UPL, Ltd.	286,047	1,569,796
		52,071,359
Indonesia | 4.8%
PT Bank Mandiri (Persero) Tbk	8,437,200	6,940,716
PT Bank Rakyat Indonesia (Persero) Tbk	9,417,318	8,002,141
PT Bekasi Fajar Industrial Estate Tbk	50,143,800	2,401,912
PT Pakuwon Jati Tbk	76,847,600	2,544,166
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	174,950	8,415,095
PT United Tractors Tbk	2,759,280	4,507,717
		32,811,747
Macau | 1.5%
Sands China, Ltd.	835,400	4,339,843
Wynn Macau, Ltd.	1,975,130	6,289,325
		10,629,168

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
Malaysia | 0.5%
Kossan Rubber Industries Berhad	2,449,600	$3,305,958
Mexico | 3.5%
Credito Real SAB de CV	938,100	2,654,242
Genomma Lab Internacional SAB de CV, B Shares (a)	2,797,356	6,706,739
Grupo Financiero Banorte SAB de CV, Class O	750,400	4,805,622
Grupo Financiero Interacciones SA de CV, Class O	318,001	2,663,722
Grupo Mexico SAB de CV, Series B	1,052,801	3,537,687
Kimberly-Clark de Mexico SAB de CV, Series A	1,567,800	3,699,310
		24,067,322
Peru | 0.7%
Credicorp, Ltd.	29,400	4,509,666
Philippines | 0.8%
Philippine Long Distance Telephone Co. Sponsored ADR	75,502	5,208,128
Poland | 0.5%
Eurocash SA	388,140	3,777,382
Russia | 9.5%
DIXY Group OJSC (a), (d)	218,821	2,298,903
Gazprom OAO Sponsored ADR	886,973	6,213,543
Globaltrans Investment PLC Sponsored GDR	217,256	1,824,522
Lukoil OAO Sponsored ADR	92,573	4,711,966
MegaFon OAO GDR	13,752	348,926
MegaFon OAO GDR (d), (f)	209,266	5,311,171
Mobile TeleSystems OJSC Sponsored ADR	487,800	7,287,732
Novatek OAO Sponsored GDR	73,196	7,624,018
Oriflame Cosmetics SA SDR	145,349	2,511,245
Sberbank of Russia (a), (d)	2,277,048	4,342,929
Sberbank of Russia Sponsored ADR	1,145,777	9,014,973
TMK OAO GDR	490,583	4,471,800
X5 Retail Group NV GDR (a)	315,448	5,811,908
Yandex NV Class A (a)	148,540	4,128,669
		65,902,305
South Africa | 1.8%
Standard Bank Group, Ltd.	490,861	5,667,240
Sun International, Ltd.	191,994	2,037,007
Tiger Brands, Ltd.	166,006	4,636,956
		12,341,203
South Korea | 9.1%
Eugene Technology Co., Ltd.	206,328	2,856,258
Fila Korea, Ltd.	37,870	4,232,118

Description	Shares	Value
Hanwha Life Insurance Co., Ltd.	854,574	$5,736,362
Hyundai Mobis Co., Ltd.	33,008	8,043,480
KT&G Corp.	69,866	6,252,546
Partron Co., Ltd.	309,855	2,819,093
Samsung Electronics Co., Ltd.	13,318	14,909,384
Shinhan Financial Group Co., Ltd.	192,109	8,774,034
SK Hynix, Inc. (a)	203,518	9,007,912
		62,631,187
Taiwan | 8.7%
Catcher Technology Co., Ltd.	525,000	4,854,558
Chailease Holding Co., Ltd.	1,186,900	2,879,844
Chicony Electronics Co., Ltd.	1,199,520	3,583,910
Hon Hai Precision Industry Co., Ltd.	2,290,712	7,213,069
King Slide Works Co., Ltd.	286,000	3,216,206
Macauto Industrial Co., Ltd.	798,000	3,195,227
Makalot Industrial Co., Ltd.	762,661	3,870,347
MediaTek, Inc.	360,000	5,333,810
Radiant Opto-Electronics Corp.	738,280	2,927,191
Sinmag Equipment Corp.	540,760	3,160,820
Taiwan Semiconductor Manufacturing Co., Ltd.	4,969,000	19,780,081
		60,015,063
Thailand | 0.6%
Dynasty Ceramic Public Co. Ltd. (d)	793,400	1,419,189
Supalai Public Co. Ltd. (d)	3,117,300	2,499,608
		3,918,797
Turkey | 6.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	865,018	3,492,714
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,234,575	3,372,668
Ford Otomotiv Sanayi AS (a)	284,171	3,257,986
Koc Holding AS ADR	417,267	9,630,522
TAV Havalimanlari Holding AS	614,028	4,931,715
Tofas Turk Otomobil Fabrikasi AS	372,408	2,090,525
Turkcell Iletisim Hizmetleri AS ADR (a)	398,075	5,230,705
Turkiye Is Bankasi AS, C Shares	2,641,904	5,862,974
Turkiye Sinai Kalkinma Bankasi AS	4,935,108	4,155,326
		42,025,135
Total Common Stocks (Identified cost $639,886,265)		646,974,569
Preferred Stocks | 2.5%
Brazil | 2.5%
Banco ABC Brasil SA	578,816	3,204,149
Banco Bradesco SA ADR	350,420	4,993,485
Marcopolo SA	3,221,200	5,237,616

Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Vale SA Sponsored ADR	385,015	$3,738,496
		17,173,746
Total Preferred Stocks (Identified cost $20,912,792)		17,173,746
Short-Term Investment | 3.3%
State Street Institutional Treasury Money Market Fund (Identified cost $23,042,500)	23,042,500	23,042,500
Total Investments l 99.4% (Identified cost $683,841,557) (b)		$687,190,815
Cash and Other Assets in Excess of Liabilities l 0.6%		3,888,602
Net Assets l 100.0%		$691,079,417

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio
Common Stocks | 51.9%
Argentina | 0.7%
YPF Sociedad Anonima Sponsored ADR	48,287	$1,786,136
Brazil | 5.7%
Ambev SA ADR	148,400	972,020
Banco ABC Brasil SA (a)	3,526	19,015
Banco do Brasil SA	207,890	2,148,756
Cielo SA Sponsored ADR	117,009	1,895,546
Companhia de Locacao das Americas	101,500	190,747
Estacio Participacoes SA	146,940	1,527,180
GAEC Educacao SA	90,100	1,089,188
Grendene SA	123,695	859,081
Iochpe-Maxion SA	81,900	558,101
Localiza Rent a Car SA	117,000	1,696,386
Natura Cosmeticos SA	47,955	724,492
Petroleo Brasileiro SA Sponsored ADR	99,470	1,481,108
Souza Cruz SA	112,264	903,524
Tegma Gestao Logistica SA	81,532	592,899
Via Varejo SA (a)	80,575	803,528
		15,461,571
Cambodia | 0.3%
NagaCorp, Ltd.	918,000	659,899
China | 9.4%
AAC Technologies Holdings, Inc.	156,500	906,039
Agricultural Bank of China, Ltd., Class H	3,973,000	1,755,327
Anhui Conch Cement Co., Ltd., Class H	361,000	1,148,915
Baidu, Inc. Sponsored ADR (a)	23,679	5,167,468
China Construction Bank Corp., Class H	3,326,065	2,337,450
China Lesso Group Holdings, Ltd.	1,449,000	720,780
China Oilfield Services, Ltd., Class H	260,000	686,895
China Pioneer Pharma Holdings, Ltd.	522,000	412,542
China Shenhua Energy Co., Ltd., Class H	498,000	1,390,015
China ZhengTong Auto Services Holdings, Ltd.	1,437,000	842,274
CNOOC, Ltd.	1,075,000	1,847,514
Greatview Aseptic Packaging Co., Ltd.	1,365,000	891,494
NetEase, Inc. Sponsored ADR	28,565	2,446,878
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	75,730	1,756,936
Ping An Insurance (Group) Co. of China, Ltd., Class H	250,175	1,884,064
Zhuzhou CSR Times Electric Co., Ltd., Class H	199,740	773,604
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	956,170	556,328
		25,524,523

Description	Shares	Value
Colombia | 1.6%
Bancolombia SA Sponsored ADR	18,420	$1,044,782
Pacific Rubiales Energy Corp.	200,655	3,364,705
		4,409,487
Egypt | 0.4%
Commercial International Bank Egypt SAE GDR	163,539	1,125,091
Georgia | 0.2%
Bank of Georgia Holdings PLC	13,075	519,598
Greece | 0.6%
Piraeus Bank SA (a)	985,956	1,665,836
Hong Kong | 2.0%
China Mobile, Ltd. Sponsored ADR	30,328	1,781,770
China State Construction International Holdings, Ltd.	1,130,125	1,677,460
Future Bright Holdings, Ltd.	1,332,000	545,613
Pacific Textiles Holdings, Ltd.	175,000	215,656
Techtronic Industries Co., Ltd.	397,500	1,147,825
		5,368,324
Hungary | 0.3%
OTP Bank PLC	53,738	912,237
India | 4.3%
Aurobindo Pharma, Ltd.	132,861	2,087,490
Axis Bank, Ltd.	419,285	2,562,493
Bajaj Auto, Ltd.	13,946	529,874
Dewan Housing Finance Corp., Ltd.	158,100	851,780
HCL Technologies, Ltd.	12,990	360,639
ICICI Bank, Ltd. Sponsored ADR	44,240	2,172,184
Reliance Industries, Ltd.	68,076	1,037,379
Tata Motors, Ltd. Sponsored ADR	34,795	1,520,889
UPL, Ltd.	67,632	371,157
		11,493,885
Indonesia | 2.6%
PT Bank Mandiri (Persero) Tbk	1,860,800	1,530,755
PT Bank Rakyat Indonesia (Persero) Tbk	2,043,000	1,735,990
PT Bekasi Fajar Industrial Estate Tbk	10,167,500	487,028
PT Pakuwon Jati Tbk	16,974,500	561,969
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	37,960	1,825,876
PT United Tractors Tbk	566,815	925,981
		7,067,599
Macau | 0.9%
Sands China, Ltd.	182,900	950,152
Wynn Macau, Ltd.	432,400	1,376,874
		2,327,026

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Malaysia | 0.3%
Kossan Rubber Industries Berhad	542,200	$731,748
Mexico | 1.9%
Credito Real SAB de CV	207,200	586,248
Genomma Lab Internacional SAB de CV, B Shares (a)	602,265	1,443,947
Grupo Financiero Banorte SAB de CV, Class O	162,900	1,043,225
Grupo Financiero Interacciones SA de CV, Class O	70,217	588,169
Grupo Mexico SAB de CV, Series B	216,009	725,847
Kimberly-Clark de Mexico SAB de CV, Series A	340,635	803,747
		5,191,183
Peru | 0.4%
Credicorp, Ltd.	6,385	979,395
Philippines | 0.4%
Philippine Long Distance Telephone Co. Sponsored ADR	15,435	1,064,706
Poland | 0.3%
Eurocash SA	84,238	819,805
Russia | 5.2%
DIXY Group OJSC (a), (d)	48,430	508,799
Gazprom OAO Sponsored ADR	186,321	1,305,241
Globaltrans Investment PLC Sponsored GDR	48,196	404,751
Lukoil OAO Sponsored ADR	18,685	951,067
MegaFon OAO GDR (d), (f)	41,841	1,061,925
MegaFon OAO GDR	5,097	129,325
Mobile TeleSystems OJSC Sponsored ADR	102,810	1,535,981
Novatek OAO Sponsored GDR	15,661	1,631,233
Oriflame Cosmetics SA SDR	29,787	514,640
Sberbank of Russia (a), (d)	487,104	929,035
Sberbank of Russia Sponsored ADR	245,412	1,930,902
TMK OAO GDR	102,411	933,505
X5 Retail Group NV GDR (a)	74,877	1,379,556
Yandex NV Class A (a)	31,775	883,186
		14,099,146
South Africa | 1.0%
Standard Bank Group, Ltd.	105,181	1,214,369
Sun International, Ltd.	41,090	435,954
Tiger Brands, Ltd.	33,961	948,614
		2,598,937
South Korea | 5.0%
Eugene Technology Co., Ltd.	45,258	626,520
Fila Korea, Ltd.	8,305	928,116
Hanwha Life Insurance Co., Ltd.	177,142	1,189,073

Description	Shares	Value
Hyundai Mobis Co., Ltd.	7,461	$1,818,117
KT&G Corp.	14,867	1,330,498
Partron Co., Ltd.	68,738	625,385
Samsung Electronics Co., Ltd.	2,874	3,217,418
Shinhan Financial Group Co., Ltd.	41,841	1,910,969
SK Hynix, Inc. (a)	44,234	1,957,841
		13,603,937
Taiwan | 4.8%
Catcher Technology Co., Ltd.	115,000	1,063,379
Chailease Holding Co., Ltd.	262,500	636,919
Chicony Electronics Co., Ltd.	263,545	787,416
Hon Hai Precision Industry Co., Ltd. GDR	240,498	1,497,291
King Slide Works Co., Ltd.	64,000	719,710
Macauto Industrial Co., Ltd.	175,000	700,708
Makalot Industrial Co., Ltd.	166,343	844,157
MediaTek, Inc.	78,000	1,155,659
Radiant Opto-Electronics Corp.	163,930	649,963
Sinmag Equipment Corp.	118,720	693,935
Taiwan Semiconductor Manufacturing Co., Ltd.	392,000	1,560,433
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	132,285	2,669,511
		12,979,081
Thailand | 0.3%
Dynasty Ceramic Public Co. Ltd. (d)	187,600	335,569
Supalai Public Co. Ltd. (d)	688,600	552,154
		887,723
Turkey | 3.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	187,665	757,742
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	678,925	707,910
Ford Otomotiv Sanayi AS (a)	60,794	696,996
Koc Holding AS ADR	90,904	2,098,064
TAV Havalimanlari Holding AS	133,305	1,070,671
Tofas Turk Otomobil Fabrikasi AS	82,059	460,641
Turkcell Iletisim Hizmetleri AS ADR (a)	82,850	1,088,649
Turkiye Is Bankasi AS, C Shares	549,579	1,219,638
Turkiye Sinai Kalkinma Bankasi AS	1,083,593	912,378
		9,012,689
Total Common Stocks
(Identified cost $142,970,952)		140,289,562
Preferred Stocks | 1.4%
Brazil | 1.4%
Banco ABC Brasil SA	127,860	707,794
Banco Bradesco SA ADR	76,020	1,083,285
Marcopolo SA	699,320	1,137,083

Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Vale SA Sponsored ADR	80,610	$782,723
Total Preferred Stocks (Identified cost $4,838,691)		3,710,885

Description	Security Currency	Principal Amount (000)	Value
Corporate Bonds | 9.6%
Argentina | 0.3%
Mastellone Hermanos SA, 12.625%, 07/03/21 (f)	USD	315	$320,409
YPF Sociedad Anonima:
8.750%, 04/04/24	USD	275	279,263
8.750%, 04/04/24 (f)	USD	325	330,037
			929,709
Brazil | 0.9%
Banco do Brasil SA:
9.000%, 06/18/24 (f)	USD	625	611,000
9.000%, 06/18/24	USD	200	195,520
Gol LuxCo SA, 8.875%, 01/24/22 (f)	USD	650	640,575
OAS Finance, Ltd., 8.000%, 07/02/21 (f)	USD	200	196,750
Odebrecht Finance, Ltd., 5.250%, 06/27/29	USD	425	411,187
Odebrecht Offshore Drilling Finance, Ltd.:
6.625%, 10/01/23 (f)	USD	195	201,077
6.625%, 10/01/23	USD	195	201,077
			2,457,186
Bulgaria | 0.2%
ContourGlobal Power Holdings SA:
7.125%, 06/01/19 (f)	USD	350	348,250
7.125%, 06/01/19	USD	200	199,000
			547,250
Chile | 0.3%
Colbun SA, 4.500%, 07/10/24	USD	225	224,438
GeoPark Latin America, Ltd. Agencia en Chile, 7.500%, 02/11/20	USD	475	509,437
			733,875
China | 1.0%
BCP Singapore VI Cayman Financing Co., Ltd.:
8.000%, 04/15/21 (f)	USD	200	206,500
8.000%, 04/15/21	USD	200	206,500
China Hongqiao Group, Ltd., 7.625%, 06/26/17	USD	225	230,895
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	400	394,000
Description	Security Currency	Principal Amount (000)	Value
Honghua Group, Ltd., 7.450%, 09/25/19 (f)	USD	375	$369,375
Kaisa Group Holdings, Ltd., 8.875%, 03/19/18	USD	400	407,000
Maoye International Holdings, Ltd., 7.750%, 05/19/17 (f)	USD	500	512,500
MIE Holdings Corp., 7.500%, 04/25/19 (f)	USD	400	412,196
			2,738,966
Colombia | 0.5%
Bancolombia SA, 5.125%, 09/11/22	USD	225	225,562
Millicom International Cellular SA, 4.750%, 05/22/20	USD	525	501,375
Pacific Rubiales Energy Corp.:
7.250%, 12/12/21	USD	150	163,313
5.625%, 01/19/25 (f)	USD	350	337,295
			1,227,545
Georgia | 0.2%
Bank of Georgia JSC, 7.750%, 07/05/17	USD	600	642,000
Ghana | 0.2%
Kosmos Energy, Ltd.:
7.875%, 08/01/21	USD	200	202,000
7.875%, 08/01/21 (f)	USD	425	431,375
			633,375
Guatemala | 0.3%
Comcel Trust, 6.875%, 02/06/24 (f)	USD	325	344,256
Industrial Senior Trust, 5.500%, 11/01/22 (f)	USD	325	320,937
			665,193
India | 0.2%
Greenko Dutch BV, 8.000%, 08/01/19 (f)	USD	650	639,132
Indonesia | 0.3%
Marquee Land Pte, Ltd., 9.750%, 08/05/19 (f)	USD	200	213,000
PT Perusahaan Gas Negara Persero Tbk, 5.125%, 05/16/24	USD	200	202,000
PT Gajah Tunggal Tbk, 7.750%, 02/06/18	USD	400	404,000
			819,000
Iraq | 0.4%
Genel Energy Finance, Ltd., 7.500%, 05/14/19	USD	600	592,500
Gulf Keystone Petroleum, Ltd., 13.000%, 04/18/17 (f)	USD	400	339,750
			932,250

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Kazakhstan | 0.4%
Halyk Savings Bank of Kazakhstan JSC, 7.250%, 01/28/21	USD	400	$435,000
Nostrum Oil & Gas Finance BV, 6.375%, 02/14/19 (f)	USD	200	201,000
Zhaikmunai LP, 7.125%, 11/13/19	USD	400	418,000
			1,054,000
Kuwait | 0.2%
Kuwait Energy Co., 9.500%, 08/04/19	USD	475	494,000
Macau | 0.1%
MCE Finance, Ltd., 5.000%, 02/15/21	USD	400	386,000
Malaysia | 0.6%
1MDB Global Investments, Ltd., 4.400%, 03/09/23	USD	1,700	1,717,536
Mexico | 1.0%
America Movil SAB de CV:
6.000%, 06/09/19	MXN	2,000	150,657
6.450%, 12/05/22	MXN	2,000	146,404
Bio Pappel SAB de CV, 10.000%, 08/27/16	USD	120	121,489
Cemex SAB de CV, 5.700%, 01/11/25 (f)	USD	475	460,037
Credito Real SAB de CV, 7.500%, 03/13/19 (f)	USD	500	535,000
Empresas ICA SAB de CV, 8.875%, 05/29/24 (f)	USD	550	563,266
Mexichem SAB de CV, 4.875%, 09/19/22	USD	225	230,974
Mexico Generadora de Energia S de rl, 5.500%, 12/06/32	USD	225	225,563
Unifin Financiera SAPI de CV SOFOM ENR, 6.250%, 07/22/19 (f)	USD	400	389,951
			2,823,341
Nigeria | 0.4%
Diamond Bank PLC:
8.750%, 05/21/19	USD	200	199,540
8.750%, 05/21/19 (f)	USD	200	199,875
FBN Finance Co. BV:
8.250%, 08/07/20 (f)	USD	250	256,076
8.250%, 08/07/20	USD	200	204,861
8.000%, 07/23/21	USD	200	203,375
			1,063,727
Description	Security Currency	Principal Amount (000)	Value
Panama | 0.1%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd., 8.375%, 05/10/20 (f)	USD	200	$213,000
Paraguay | 0.2%
Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	USD	400	417,200
Russia | 0.7%
Alliance Oil Co., Ltd., 7.000%, 05/04/20	USD	200	165,000
ALROSA Finance SA, 7.750%, 11/03/20	USD	425	439,790
EDC Finance, Ltd.:
4.875%, 04/17/20 (f)	USD	400	360,000
4.875%, 04/17/20	USD	200	180,000
Metalloinvest Finance, Ltd.:
5.625%, 04/17/20 (f)	USD	250	228,750
5.625%, 04/17/20	USD	200	183,000
Sberbank of Russia:
5.250%, 05/23/23	USD	200	177,750
5.500%, 02/26/24 (f)	USD	275	249,562
			1,983,852
Singapore | 0.9%
Alam Synergy Pte, Ltd., 9.000%, 01/29/19	USD	200	217,000
Deep Drilling 7 and 8 Pte, Ltd., 14.250%, 03/05/15	USD	175	182,219
Marquee Land Pte, Ltd., 9.750%, 08/05/19	USD	200	209,000
Opus Offshore Ventures Pte, Ltd., 9.000%, 07/18/15	USD	300	302,250
Oro Negro Drilling Pte, Ltd., 7.500%, 01/24/19 (f)	USD	635	644,403
Ottawa Holdings Pte, Ltd., 5.875%, 05/16/18	USD	200	176,000
Pacnet, Ltd., 9.000%, 12/12/18	USD	690	733,125
			2,463,997
Uruguay | 0.1%
Navios South American Logistics, Inc., 7.250%, 05/01/22	USD	250	248,750
Vietnam | 0.1%
Vingroup JSC, 11.625%, 05/07/18	USD	250	282,935
Total Corporate Bonds (Identified cost $26,404,272)			26,113,819
Foreign Government Obligations | 16.5%
Angola | 0.5%
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	1,240	1,340,750

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Bahrain | 1.0%
Kingdom of Bahrain, 6.000%, 09/19/44 (f)	USD	2,535	$2,562,885
Belarus | 0.4%
Republic of Belarus, 8.950%, 01/26/18	USD	875	934,063
Bolivia | 0.6%
Bolivia Government Bonds:
4.875%, 10/29/22	USD	650	664,332
5.950%, 08/22/23	USD	600	644,444
5.950%, 08/22/23 (f)	USD	375	402,778
			1,711,554
Brazil | 1.4%
Brazil NTN-B:
6.000%, 08/15/16	BRL	680	694,947
6.000%, 08/15/18	BRL	270	274,513
6.000%, 08/15/22	BRL	1,830	1,844,584
6.000%, 08/15/50	BRL	1,095	1,066,198
			3,880,242
Colombia | 0.5%
Republic of Colombia:
12.000%, 10/22/15	COP	1,076,000	567,989
5.625%, 02/26/44	USD	750	826,875
			1,394,864
Congo | 0.4%
Republic of Congo:
3.500%, 06/30/29 (f), (g)	USD	219	199,313
3.500%, 06/30/29 (g)	USD	1,049	969,423
			1,168,736
Dominican Republic | 0.3%
Dominican Republic, 7.450%, 04/30/44	USD	775	833,125
Ecuador | 0.5%
Republic of Ecuador, 7.950%, 06/20/24 (f)	USD	1,250	1,317,622
Georgia | 0.2%
Republic of Georgia, 6.875%, 04/12/21	USD	400	444,000
Ghana | 0.6%
Republic of Ghana:
7.875%, 08/07/23	USD	400	402,600
8.125%, 01/18/26 (f)	USD	1,320	1,328,250
			1,730,850
Honduras | 0.3%
Honduras Government Bond, 7.500%, 03/15/24	USD	800	857,262
Description	Security Currency	Principal Amount (000)	Value
Indonesia | 0.8%
Indonesia Government Bond, 7.875%, 04/15/19	IDR	27,602,000	$2,233,531
Iraq | 0.8%
Republic of Iraq, 5.800%, 01/15/28	USD	2,475	2,230,594
Israel | 0.3%
Israel Government Bond - Galil, 5.000%, 04/30/15	ILS	2,000	743,078
Ivory Coast | 0.8%
Ivory Coast, 5.750%, 12/31/32	USD	2,150	2,058,625
Kenya | 0.2%
Kenya Infrastructure Bonds:
6.000%, 08/19/19	KES	300	2,840
12.000%, 09/18/23	KES	7,750	90,141
Republic of Kenya, 6.875%, 06/24/24 (f)	USD	400	422,900
			515,881
Malaysia | 0.5%
Bank Negara Monetary Notes:
0.000%, 03/03/15	MYR	2,030	610,362
0.000%, 03/24/15	MYR	1,117	335,200
Malaysian Government, 3.741%, 02/27/15	MYR	894	272,925
			1,218,487
Mexico | 0.3%
Mexican Bonos:
4.750%, 06/14/18	MXN	7,400	547,270
8.500%, 12/13/18	MXN	3,894	328,268
			875,538
Mozambique | 0.6%
Republic of Mozambique, 6.305%, 09/11/20	USD	1,675	1,680,863
Pakistan | 0.8%
Islamic Republic of Pakistan:
8.250%, 04/15/24 (f)	USD	1,230	1,237,687
8.250%, 04/15/24	USD	775	779,844
			2,017,531
Panama | 0.4%
Republic of Panama:
4.000%, 09/22/24	USD	225	225,563
6.700%, 01/26/36	USD	680	837,202
			1,062,765
Paraguay | 0.8%
Republic of Paraguay:
4.625%, 01/25/23	USD	200	204,333
6.100%, 08/11/44	USD	575	609,102

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
6.100%, 08/11/44 (f)	USD	1,300	$1,377,099
			2,190,534
Portugal | 1.0%
Republic of Portugal:
5.125%, 10/15/24 (f)	USD	1,300	1,348,126
5.125%, 10/15/24	USD	1,200	1,244,424
			2,592,550
Romania | 0.7%
Romania Government Bonds:
5.950%, 06/11/21	RON	2,680	855,428
5.850%, 04/26/23	RON	3,490	1,113,366
			1,968,794
Rwanda | 0.2%
Republic of Rwanda, 6.625%, 05/02/23	USD	625	646,875
Senegal | 0.2%
Republic of Senegal:
8.750%, 05/13/21	USD	200	233,000
6.250%, 07/30/24 (f)	USD	200	200,380
			433,380
Serbia | 0.1%
Serbia Treasury Bonds:
10.000%, 10/17/16	RSD	15,900	171,972
10.000%, 04/01/17	RSD	15,000	160,324
			332,296
South Africa | 0.2%
Republic of South Africa, 6.750%, 03/31/21	ZAR	7,540	630,302
Turkey | 0.3%
Turkey Government Bond, 4.500%, 02/11/15	TRY	1,640	726,545
Uganda | 0.2%
Uganda Government Bond, 12.875%, 05/19/16	UGX	519,600	194,821
Uganda Treasury Bills:
0.000%, 03/19/15	UGX	146,600	52,279
0.000%, 09/03/15	UGX	574,000	194,118
0.000%, 09/17/15	UGX	218,100	73,077
			514,295
Uruguay | 0.2%
Republica Orient Uruguay, 5.000%, 09/14/18	UYU	9,786	428,494
Venezuela | 0.3%
Republic of Venezuela:
7.000%, 12/01/18	USD	250	176,875
7.750%, 10/13/19	USD	250	179,379
9.000%, 05/07/23	USD	250	174,908
8.250%, 10/13/24	USD	275	182,756
Description	Security Currency	Principal Amount (000)	Value
7.650%, 04/21/25	USD	275	$177,249
			891,167
Zambia | 0.1%
Zambia Treasury Bills:
0.000%, 01/12/15	ZMW	635	97,219
0.000%, 01/26/15	ZMW	700	106,692
0.000%, 06/15/15	ZMW	1,200	168,658
			372,569
Total Foreign Government Obligations (Identified cost $44,859,761)			44,540,647
Quasi Government Bonds | 1.1%
Colombia | 0.0%
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21	COP	72,000	37,666
Venezuela | 1.1%
Petroleos de Venezuela SA:
4.900%, 10/28/14	USD	1,825	1,798,081
6.000%, 05/16/24	USD	925	481,462
6.000%, 11/15/26	USD	925	477,208
5.500%, 04/12/37	USD	250	121,900
			2,878,651
Total Quasi Government Bonds (Identified cost $3,017,774)			2,916,317
US Treasury Securities | 9.8%
US Treasury Notes:
2.375%, 10/31/14	USD	2,900	2,905,438
2.125%, 11/30/14	USD	6,200	6,221,068
2.625%, 12/31/14	USD	6,200	6,239,475
2.250%, 01/31/15	USD	6,200	6,245,049
0.250%, 02/28/15	USD	4,900	4,904,209
			26,515,239
Total US Treasury Securities (Identified cost $26,515,046)			26,515,239

Description		Shares	Value
Warrant | 0.0%
Iraq | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Identified cost $0)		64,000	$0
Short-Term Investment | 11.2%
State Street Institutional Treasury Money Market Fund (Identified cost $30,385,884)		30,385,884	30,385,884

Total Investments l 101.5% (Identified cost $278,992,380) (b), (e)	$274,472,353
Liabilities in Excess of Cash and Other Assets l (1.5)%	(4,088,243)
Net Assets l 100.0%	$270,384,110

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AMD	JPM	10/28/14	74,932,200	$171,000	$182,909	$11,909	$—
AMD	JPM	02/18/15	106,722,000	252,000	255,008	3,008	—
AUD	SCB	10/17/14	332,410	300,000	290,733	—	9,267
BRL	BRC	10/02/14	553,210	225,708	226,008	300	—
BRL	BRC	10/02/14	587,028	260,000	239,824	—	20,176
BRL	BRC	10/02/14	789,514	322,119	322,547	428	—
BRL	BRC	10/02/14	858,800	350,388	350,853	465	—
BRL	BRC	10/02/14	3,453,540	1,419,458	1,410,904	—	8,554
BRL	CIT	10/02/14	1,754,968	774,000	716,972	—	57,028
BRL	CIT	11/04/14	218,504	88,000	88,478	478	—
BRL	SCB	10/02/14	496,320	202,497	202,766	269	—
BRL	SCB	10/02/14	553,210	225,708	226,008	300	—
BRL	SCB	10/02/14	789,514	322,119	322,547	428	—
CAD	BRC	10/08/14	407,067	370,000	363,408	—	6,592
CAD	SCB	10/17/14	332,952	300,000	297,179	—	2,821
CLP	CIT	10/27/14	110,776,700	189,136	184,805	—	4,331
CLP	UBS	10/27/14	276,194,400	471,000	460,766	—	10,234
CLP	UBS	11/17/14	437,077,850	737,000	727,863	—	9,137
CNH	BRC	10/17/14	925,575	150,000	149,607	—	393
CNH	BRC	10/17/14	1,487,040	241,738	240,360	—	1,378
CNH	BRC	02/26/15	2,698,023	433,000	431,893	—	1,107
CNH	HSB	10/14/14	2,873,459	464,000	464,571	571	—
CNH	HSB	11/18/14	2,239,694	362,000	361,076	—	924
CNH	HSB	03/03/15	3,044,593	489,248	487,211	—	2,037
CNH	JPM	10/17/14	2,748,080	446,726	444,190	—	2,536
CNH	UBS	10/17/14	2,664,920	433,187	430,749	—	2,438
CNY	SCB	10/08/14	3,008,097	486,000	489,914	3,914	—
CNY	SCB	11/10/14	5,580,245	904,269	906,192	1,923	—
CNY	SCB	12/08/14	1,035,132	168,000	167,741	—	259
COP	BRC	10/08/14	72,095,522	35,656	35,586	—	70
COP	BRC	10/08/14	156,829,693	80,644	77,410	—	3,234
COP	BRC	10/08/14	418,057,500	210,000	206,351	—	3,649
COP	HSB	10/08/14	156,829,693	80,458	77,410	—	3,048
COP	HSB	10/08/14	329,896,900	170,000	162,836	—	7,164
COP	SCB	10/08/14	415,380,000	210,000	205,030	—	4,970
COP	SCB	10/08/14	417,774,000	210,000	206,211	—	3,789
COP	SCB	10/16/14	1,965,675,400	988,000	969,640	—	18,360
COP	SCB	10/22/14	794,426,700	417,000	391,695	—	25,305
COP	UBS	10/08/14	156,829,692	80,508	77,410	—	3,098
CZK	JPM	10/07/14	1,725,256	82,421	79,268	—	3,153
CZK	JPM	10/07/14	9,674,564	456,000	444,505	—	11,495
CZK	JPM	10/07/14	17,764,596	885,463	816,207	—	69,256
EUR	BRC	10/08/14	120,000	154,794	151,572	—	3,222
EUR	BRC	10/08/14	130,000	167,694	164,203	—	3,491

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
EUR	CIT	10/08/14	226,729	$286,371	$286,382	$11	$—
EUR	HSB	10/08/14	102,722	129,743	129,748	5	—
EUR	HSB	10/08/14	220,000	283,789	277,882	—	5,907
EUR	JPM	10/08/14	200,000	257,990	252,620	—	5,370
EUR	JPM	10/08/14	2,248,280	2,853,068	2,839,801	—	13,267
EUR	JPM	10/10/14	359,000	464,886	453,458	—	11,428
EUR	JPM	10/17/14	333,193	422,605	420,880	—	1,725
EUR	JPM	10/24/14	275,000	356,284	347,388	—	8,896
EUR	JPM	10/24/14	614,066	811,000	775,706	—	35,294
EUR	JPM	10/24/14	875,000	1,133,238	1,105,326	—	27,912
EUR	JPM	11/19/14	123,566	169,039	156,122	—	12,917
EUR	UBS	10/08/14	180,000	232,191	227,358	—	4,833
EUR	UBS	10/08/14	240,000	309,588	303,144	—	6,444
EUR	UBS	10/08/14	744,817	945,173	940,778	—	4,395
HUF	BNP	10/08/14	172,862,905	727,905	702,528	—	25,377
HUF	JPM	11/12/14	59,467,982	243,193	241,510	—	1,683
HUF	SCB	10/08/14	87,700,750	357,233	356,422	—	811
HUF	UBS	10/08/14	87,700,750	357,306	356,422	—	884
HUF	UBS	10/20/14	103,545,240	444,000	420,710	—	23,290
IDR	BRC	10/08/14	1,920,000,000	160,000	157,412	—	2,588
IDR	BRC	10/08/14	10,871,800,000	923,060	891,330	—	31,730
IDR	BRC	10/17/14	4,520,190,975	379,211	370,032	—	9,179
IDR	BRC	11/06/14	15,894,077,278	1,308,585	1,296,744	—	11,841
IDR	JPM	10/07/14	728,996,000	62,000	59,777	—	2,223
IDR	JPM	10/07/14	944,966,250	80,184	77,487	—	2,697
IDR	JPM	10/08/14	4,309,875,000	365,073	353,347	—	11,726
IDR	JPM	10/17/14	5,695,780,423	478,095	466,267	—	11,828
IDR	JPM	10/31/14	4,981,680,000	408,000	406,855	—	1,145
IDR	SCB	10/07/14	7,079,220,000	587,000	580,491	—	6,509
IDR	SCB	10/08/14	1,918,560,000	160,000	157,294	—	2,706
IDR	SCB	10/08/14	4,119,500,000	350,000	337,739	—	12,261
IDR	SCB	10/08/14	5,480,900,000	460,000	449,354	—	10,646
IDR	SCB	10/17/14	547,265,000	45,873	44,800	—	1,073
IDR	SCB	10/17/14	2,032,350,000	170,000	166,372	—	3,628
IDR	SCB	10/17/14	2,406,000,000	200,000	196,960	—	3,040
IDR	SCB	12/04/14	5,103,000,000	420,000	414,297	—	5,703
IDR	UBS	10/17/14	2,487,513,901	208,666	203,632	—	5,034
ILS	CIT	11/10/14	1,696,724	475,000	460,810	—	14,190
ILS	JPM	10/08/14	1,658,015	462,571	450,200	—	12,371
ILS	UBS	10/17/14	1,737,094	479,000	471,691	—	7,309
INR	BRC	10/08/14	12,574,700	205,000	203,380	—	1,620
INR	BRC	10/08/14	34,122,583	560,305	551,890	—	8,415
INR	BRC	10/17/14	14,743,200	241,138	237,978	—	3,160

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
INR	BRC	10/17/14	30,630,000	$500,000	$494,416	$—	$5,584
INR	BRC	11/07/14	46,697,283	757,704	750,274	—	7,430
INR	BRC	11/21/14	24,796,590	403,000	397,165	—	5,835
INR	CIT	10/17/14	31,449,600	514,303	507,646	—	6,657
INR	HSB	10/08/14	34,999,694	574,425	566,077	—	8,348
INR	HSB	11/07/14	34,999,694	567,624	562,331	—	5,293
INR	JPM	10/08/14	27,400,558	449,632	443,170	—	6,462
INR	JPM	10/17/14	39,046,050	638,143	630,264	—	7,879
INR	JPM	10/22/14	36,811,545	599,000	593,538	—	5,462
INR	JPM	11/07/14	27,400,558	444,526	440,238	—	4,288
INR	JPM	01/27/15	29,927,880	486,000	472,767	—	13,233
INR	SCB	10/08/14	6,657,750	110,000	107,681	—	2,319
INR	SCB	10/08/14	12,572,650	205,000	203,347	—	1,653
INR	SCB	10/08/14	28,618,300	470,000	462,865	—	7,135
INR	SCB	10/08/14	30,012,500	490,000	485,415	—	4,585
INR	SCB	10/08/14	34,999,694	574,566	566,076	—	8,490
INR	SCB	10/17/14	14,743,200	241,158	237,978	—	3,180
INR	SCB	11/07/14	112,860,894	1,831,266	1,813,308	—	17,958
INR	SCB	01/12/15	19,767,180	321,000	313,259	—	7,741
INR	UBS	10/08/14	3,631,500	60,000	58,735	—	1,265
INR	UBS	10/08/14	34,999,694	574,236	566,076	—	8,160
INR	UBS	11/07/14	38,631,194	626,469	620,678	—	5,791
KRW	CIT	11/26/14	604,693,470	591,000	571,657	—	19,343
KRW	JPM	11/24/14	244,724,060	234,403	231,372	—	3,031
KRW	UBS	10/22/14	848,550,500	830,000	803,385	—	26,615
KWD	BNP	08/06/15	139,098	485,000	478,157	—	6,843
KWD	CIT	08/18/15	113,353	395,000	389,518	—	5,482
KZT	CIT	11/14/14	37,436,000	196,000	204,166	8,166	—
KZT	CIT	02/13/15	22,310,000	115,000	119,722	4,722	—
KZT	CIT	06/11/15	46,759,780	246,494	245,863	—	631
KZT	CIT	06/12/15	51,761,000	272,857	272,119	—	738
KZT	HSB	02/17/15	36,898,800	194,000	197,843	3,843	—
KZT	JPM	05/18/15	27,599,000	143,000	145,630	2,630	—
MXN	BRC	10/08/14	4,993,694	379,734	371,662	—	8,072
MXN	BRC	10/17/14	3,028,530	230,000	225,261	—	4,739
MXN	BRC	10/17/14	9,628,182	727,110	716,139	—	10,971
MXN	BRC	11/06/14	4,993,694	369,192	370,913	1,721	—
MXN	CIT	10/15/14	26,172,041	1,970,000	1,946,935	—	23,065
MXN	HSB	10/08/14	6,913,373	525,832	514,536	—	11,296
MXN	HSB	11/06/14	6,913,373	511,238	513,499	2,261	—
MXN	JPM	10/08/14	6,913,373	525,878	514,536	—	11,342
MXN	JPM	11/06/14	6,913,373	511,243	513,499	2,256	—
MXN	SCB	10/08/14	10,852,946	820,000	807,744	—	12,256
MXN	SCB	10/17/14	3,712,380	280,000	276,125	—	3,875

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
MXN	SCB	11/06/14	10,852,946	$802,489	$806,116	$3,627	$—
MXN	UBS	10/08/14	6,913,373	525,520	514,536	—	10,984
MXN	UBS	10/17/14	9,628,182	725,554	716,139	—	9,415
MXN	UBS	11/06/14	6,913,373	511,008	513,500	2,492	—
MYR	BRC	10/08/14	405,806	126,105	123,652	—	2,453
MYR	BRC	10/08/14	556,166	172,092	169,468	—	2,624
MYR	HSB	10/17/14	297,514	92,167	90,599	—	1,568
MYR	JPM	10/08/14	726,541	224,817	221,382	—	3,435
MYR	JPM	10/17/14	1,808,861	564,000	550,835	—	13,165
MYR	SCB	10/08/14	623,722	193,895	190,052	—	3,843
MYR	SCB	10/08/14	996,361	305,492	303,599	—	1,893
MYR	SCB	10/08/14	1,193,139	370,000	363,558	—	6,442
MYR	SCB	10/17/14	184,544	57,511	56,197	—	1,314
MYR	UBS	10/08/14	106,945	33,091	32,587	—	504
MYR	UBS	10/08/14	996,362	305,024	303,598	—	1,426
NGN	BRC	11/03/14	23,925,000	145,000	144,654	—	346
NGN	CIT	12/12/14	31,661,900	191,600	189,009	—	2,591
NGN	CIT	12/22/14	42,529,000	254,817	253,123	—	1,694
NGN	JPM	11/10/14	47,176,710	287,400	284,567	—	2,833
NGN	JPM	12/08/14	26,784,450	161,791	160,084	—	1,707
PEN	CIT	10/09/14	534,727	185,026	184,812	—	214
PEN	CIT	10/09/14	1,078,368	376,000	372,706	—	3,294
PEN	SCB	10/09/14	534,726	184,771	184,813	42	—
PEN	SCB	10/09/14	1,057,090	370,000	365,352	—	4,648
PEN	SCB	10/23/14	364,794	127,027	125,746	—	1,281
PEN	SCB	11/17/14	1,160,640	403,000	398,390	—	4,610
PHP	BRC	10/08/14	541,611	12,056	12,067	11	—
PHP	BRC	10/08/14	15,982,115	360,770	356,071	—	4,699
PHP	BRC	10/08/14	18,768,816	428,023	418,157	—	9,866
PHP	BRC	10/14/14	19,120,780	436,000	425,941	—	10,059
PHP	BRC	10/17/14	3,534,400	80,000	78,728	—	1,272
PHP	BRC	10/17/14	9,077,400	206,070	202,197	—	3,873
PHP	BRC	10/17/14	15,982,115	361,750	355,999	—	5,751
PHP	BRC	11/17/14	31,100,930	707,000	692,220	—	14,780
PHP	BRC	12/15/14	31,067,530	706,000	690,910	—	15,090
PHP	CIT	10/17/14	9,075,555	206,145	202,156	—	3,989
PHP	HSB	10/17/14	17,422,550	395,589	388,084	—	7,505
PHP	JPM	10/08/14	21,566,003	486,598	480,477	—	6,121
PHP	JPM	10/17/14	21,566,003	488,250	480,379	—	7,871
PHP	SCB	10/08/14	4,386,000	100,000	97,717	—	2,283
PHP	SCB	10/17/14	13,039,150	296,769	290,444	—	6,325
PHP	UBS	10/08/14	9,384,408	213,756	209,079	—	4,677
PLN	BRC	10/08/14	1,570	473	474	1	—
PLN	BRC	10/08/14	2,461,693	767,255	743,344	—	23,911

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
PLN	JPM	10/08/14	4,521,770	$1,409,604	$1,365,414	$—	$44,190
PLN	JPM	10/10/14	2,333,139	737,294	704,447	—	32,847
PLN	JPM	10/10/14	3,670,121	1,136,000	1,108,124	—	27,876
PLN	UBS	10/08/14	2,461,693	767,169	743,344	—	23,825
RON	BRC	10/17/14	1,088,754	319,320	311,421	—	7,899
RON	JPM	10/17/14	1,470,882	431,394	420,723	—	10,671
RON	SCB	10/08/14	427,581	123,020	122,382	—	638
RON	SCB	10/17/14	442,050	129,805	126,442	—	3,363
RSD	CIT	10/08/14	26,958,119	302,018	289,952	—	12,066
RSD	CIT	11/06/14	26,958,119	290,341	290,341	—	—
RSD	CIT	11/19/14	19,756,656	234,597	210,804	—	23,793
RSD	CIT	11/19/14	51,201,080	583,588	546,318	—	37,270
RSD	HSB	10/08/14	12,213,600	136,832	131,365	—	5,467
RSD	HSB	10/20/14	10,972,840	118,947	117,783	—	1,164
RSD	HSB	11/06/14	12,213,600	131,541	131,541	—	—
RUB	BRC	10/15/14	5,708,868	148,350	143,800	—	4,550
RUB	BRC	10/15/14	21,728,440	564,646	547,314	—	17,332
RUB	BRC	10/30/14	21,476,459	553,275	539,336	—	13,939
RUB	CIT	12/09/14	6,009,420	159,441	149,639	—	9,802
RUB	JPM	10/08/14	9,975,922	273,594	251,637	—	21,957
RUB	JPM	10/17/14	14,228,234	369,000	358,248	—	10,752
RUB	JPM	11/17/14	14,228,234	365,365	355,960	—	9,405
RUB	UBS	10/08/14	9,975,922	273,507	251,637	—	21,870
SGD	JPM	10/08/14	467,640	367,815	366,574	—	1,241
SGD	SCB	10/08/14	475,239	373,763	372,531	—	1,232
SGD	UBS	10/08/14	132,227	104,009	103,650	—	359
THB	BRC	10/08/14	10,296,481	322,017	317,458	—	4,559
THB	JPM	10/08/14	13,682,629	427,983	421,858	—	6,125
THB	JPM	10/08/14	27,321,359	845,339	842,363	—	2,976
THB	SCB	10/22/14	1,506,820	47,000	46,427	—	573
THB	SCB	10/22/14	19,195,940	601,000	591,452	—	9,548
THB	SCB	11/17/14	9,081,077	281,000	279,465	—	1,535
TRY	JPM	10/08/14	140,831	64,000	61,751	—	2,249
TRY	JPM	10/08/14	226,166	103,542	99,168	—	4,374
TRY	JPM	10/08/14	682,985	313,397	299,473	—	13,924
TRY	JPM	02/17/15	43,879	19,818	18,613	—	1,205
TRY	JPM	02/17/15	885,649	401,000	375,690	—	25,310
TRY	SCB	10/08/14	309,582	140,000	135,744	—	4,256
TRY	SCB	10/08/14	682,985	312,951	299,472	—	13,479
TRY	SCB	10/17/14	22,350	10,000	9,777	—	223
TRY	SCB	10/17/14	578,968	260,000	253,281	—	6,719
TRY	UBS	10/08/14	682,985	312,879	299,472	—	13,407
TWD	BRC	10/15/14	27,715,380	924,000	911,173	—	12,827
TWD	JPM	10/17/14	11,284,020	373,395	370,978	—	2,417

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
TWD	SCB	10/17/14	3,014,000	$99,735	$99,089	$—	$646
TWD	UBS	10/17/14	11,284,020	373,395	370,978	—	2,417
UGX	BRC	12/09/14	332,416,000	124,733	123,250	—	1,483
UGX	CIT	10/08/14	590,086,000	222,255	222,712	457	—
UGX	CIT	11/17/14	854,823,000	321,000	318,988	—	2,012
UYU	CIT	10/22/14	3,308,460	134,000	133,139	—	861
UYU	HSB	11/10/14	7,845,840	326,230	314,231	—	11,999
UYU	JPM	10/08/14	3,016,860	124,458	121,793	—	2,665
ZAR	BRC	10/06/14	2,804,539	259,875	248,406	—	11,469
ZAR	BRC	10/06/14	2,835,221	265,055	251,123	—	13,932
ZAR	BRC	10/08/14	7,229,345	640,488	640,113	—	375
ZAR	BRC	10/17/14	4,787,965	434,714	423,320	—	11,394
ZAR	HSB	10/08/14	4,262,976	398,539	377,460	—	21,079
ZAR	JPM	10/08/14	4,262,976	398,156	377,460	—	20,696
ZAR	SCB	10/08/14	1,202,894	110,000	106,509	—	3,491
ZAR	SCB	10/08/14	4,262,976	398,143	377,460	—	20,683
ZAR	SCB	10/17/14	69,789	6,304	6,170	—	134
ZAR	UBS	10/08/14	4,262,978	398,165	377,460	—	20,705
ZMW	CIT	11/24/14	4,171,365	583,000	648,735	65,735	—
Total Forward Currency Purchase Contracts				$93,480,837	$91,808,581	$121,973	$1,794,229
Forward Currency Sale Contracts
AUD	BRC	10/17/14	557,400	$508,302	$487,514	$20,788	$—
BRL	BRC	10/02/14	553,210	245,000	226,008	18,992	—
BRL	BRC	10/02/14	587,028	239,506	239,824	—	318
BRL	BRC	10/02/14	789,514	345,143	322,547	22,596	—
BRL	BRC	10/02/14	858,800	380,000	350,853	29,147	—
BRL	BRC	10/02/14	3,453,540	1,409,033	1,410,904	—	1,871
BRL	BRC	11/04/14	3,453,540	1,406,967	1,398,423	8,544	—
BRL	CIT	10/02/14	182,015	73,960	74,360	—	400
BRL	CIT	10/02/14	1,572,953	669,000	642,612	26,388	—
BRL	SCB	10/02/14	496,320	220,000	202,766	17,234	—
BRL	SCB	10/02/14	553,210	245,000	226,008	18,992	—
BRL	SCB	10/02/14	789,514	345,369	322,547	22,822	—
CAD	SCB	10/08/14	1,847	1,678	1,649	29	—
CAD	SCB	10/08/14	405,220	372,387	361,760	10,627	—
CAD	SCB	10/17/14	608,317	553,622	542,958	10,664	—
CLP	CIT	10/27/14	170,799,200	286,000	284,938	1,062	—
CNH	BRC	10/17/14	1,725,220	280,000	278,859	1,141	—
CNH	HSB	10/14/14	1,840,597	298,000	297,581	419	—
CNH	SCB	10/17/14	1,725,220	280,000	278,859	1,141	—
CNY	SCB	10/08/14	1,099,117	178,631	179,008	—	377
CNY	SCB	10/08/14	1,908,980	310,000	310,906	—	906
COP	BRC	10/08/14	453,962,500	230,000	224,074	5,926	—
COP	BRC	11/06/14	72,095,522	35,558	35,503	55	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
COP	HSB	10/08/14	315,984,000	$160,000	$155,968	$4,032	$—
COP	JPM	10/08/14	454,710,000	230,000	224,443	5,557	—
COP	SCB	10/08/14	445,005,000	220,000	219,653	347	—
COP	SCB	10/08/14	454,031,500	230,000	224,108	5,892	—
COP	SCB	10/16/14	592,424,000	298,000	292,234	5,766	—
CZK	JPM	10/07/14	4,384,420	206,000	201,445	4,555	—
CZK	JPM	10/07/14	9,401,797	438,000	431,972	6,028	—
EUR	BNP	10/24/14	1,396,836	1,881,392	1,764,525	116,867	—
EUR	BRC	10/08/14	185,900	240,000	234,810	5,190	—
EUR	BRC	10/08/14	193,168	250,000	243,990	6,010	—
EUR	BRC	10/08/14	1,066,456	1,406,885	1,347,040	59,845	—
EUR	BRC	10/17/14	70,039	90,000	88,471	1,529	—
EUR	BRC	10/17/14	246,297	319,320	311,115	8,205	—
EUR	BRC	11/19/14	169,000	227,134	213,526	13,608	—
EUR	CIT	10/08/14	228,362	302,018	288,444	13,574	—
EUR	CIT	11/06/14	225,723	290,341	285,165	5,176	—
EUR	CIT	11/19/14	166,000	234,598	209,735	24,863	—
EUR	CIT	11/19/14	428,820	583,588	541,799	41,789	—
EUR	HSB	10/08/14	103,138	136,832	130,274	6,558	—
EUR	HSB	10/20/14	92,000	118,947	116,214	2,733	—
EUR	HSB	11/06/14	102,266	131,541	129,196	2,345	—
EUR	JPM	10/07/14	62,000	82,421	78,311	4,110	—
EUR	JPM	10/07/14	648,000	885,463	818,483	66,980	—
EUR	JPM	10/08/14	587,382	775,009	741,921	33,088	—
EUR	JPM	10/17/14	490	622	619	3	—
EUR	JPM	10/17/14	332,703	431,394	420,262	11,132	—
EUR	JPM	10/24/14	353,000	455,059	445,920	9,139	—
EUR	JPM	10/24/14	448,000	601,998	565,927	36,071	—
EUR	JPM	10/24/14	630,000	813,874	795,834	18,040	—
EUR	JPM	11/06/14	2,248,280	2,853,609	2,840,341	13,268	—
EUR	SCB	10/08/14	193,153	250,000	243,972	6,028	—
EUR	SCB	10/08/14	255,612	330,000	322,863	7,137	—
EUR	SCB	10/08/14	666,703	850,000	842,112	7,888	—
EUR	SCB	10/08/14	1,132,812	1,494,859	1,430,854	64,005	—
EUR	SCB	10/17/14	100,000	129,804	126,317	3,487	—
EUR	SCB	10/17/14	565,252	732,165	714,010	18,155	—
EUR	SCB	11/06/14	1,347,693	1,710,000	1,702,594	7,406	—
EUR	UBS	10/08/14	193,170	250,000	243,992	6,008	—
EUR	UBS	10/08/14	216,883	280,000	273,944	6,056	—
EUR	UBS	10/08/14	587,382	774,880	741,922	32,958	—
EUR	UBS	11/06/14	744,817	945,353	940,957	4,396	—
HUF	SCB	10/08/14	87,700,750	369,453	356,422	13,031	—
HUF	SCB	11/06/14	34,479,900	140,000	140,045	—	45
HUF	SCB	11/06/14	87,700,750	357,022	356,208	814	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
HUF	UBS	10/08/14	87,700,750	$369,500	$356,423	$13,077	$—
HUF	UBS	10/20/14	70,909,280	292,000	288,108	3,892	—
HUF	UBS	11/06/14	87,700,750	357,095	356,208	887	—
IDR	BRC	10/08/14	2,820,871,766	238,916	231,271	7,645	—
IDR	BRC	10/08/14	15,894,077,278	1,316,825	1,303,084	13,741	—
IDR	HSB	10/08/14	3,765,158,183	318,622	308,688	9,934	—
IDR	JPM	10/07/14	5,431,595,330	462,461	445,387	17,074	—
IDR	JPM	10/08/14	1,537,380,000	130,000	126,043	3,957	—
IDR	SCB	10/07/14	3,948,000,000	329,000	323,733	5,267	—
IDR	SCB	10/08/14	1,183,000,000	100,000	96,989	3,011	—
IDR	UBS	10/08/14	1,537,250,000	130,000	126,032	3,968	—
IDR	UBS	10/08/14	1,882,897,773	159,311	154,370	4,941	—
ILS	CIT	05/04/15	1,414,398	401,248	385,325	15,923	—
ILS	JPM	10/08/14	1,494,803	410,000	405,883	4,117	—
INR	BRC	10/08/14	46,697,283	761,162	755,271	5,891	—
INR	BRC	11/07/14	11,868,371	191,148	190,686	462	—
INR	BRC	11/07/14	13,394,500	215,000	215,206	—	206
INR	HSB	10/08/14	34,999,694	570,307	566,077	4,230	—
INR	JPM	10/08/14	27,400,558	446,627	443,170	3,457	—
INR	JPM	11/07/14	19,954,792	321,540	320,608	932	—
INR	SCB	10/08/14	112,860,894	1,839,923	1,825,385	14,538	—
INR	SCB	11/07/14	13,392,350	215,000	215,172	—	172
INR	SCB	11/07/14	17,839,192	287,312	286,618	694	—
INR	UBS	10/08/14	38,631,194	629,583	624,812	4,771	—
JPY	CIT	11/12/14	117,140,130	1,098,000	1,068,361	29,639	—
JPY	SCB	10/23/14	128,369,235	1,266,000	1,170,616	95,384	—
KRW	CIT	10/22/14	392,807,200	376,000	371,899	4,101	—
KRW	JPM	10/22/14	371,629,200	354,000	351,849	2,151	—
KWD	CIT	10/22/14	43,035	150,000	149,246	754	—
KZT	CIT	11/14/14	34,904,900	190,000	190,362	—	362
MXN	BRC	10/08/14	4,993,694	369,903	371,662	—	1,759
MXN	CIT	10/15/14	7,205,940	544,000	536,049	7,951	—
MXN	HSB	10/08/14	6,913,373	512,177	514,536	—	2,359
MXN	JPM	10/08/14	6,913,373	512,227	514,536	—	2,309
MXN	SCB	10/08/14	10,852,946	804,041	807,744	—	3,703
MXN	SCB	10/17/14	132,206	10,000	9,833	167	—
MXN	UBS	10/08/14	6,913,373	511,991	514,536	—	2,545
MYR	BRC	10/08/14	1,992,807	621,257	607,222	14,035	—
MYR	BRC	10/08/14	2,461,459	770,000	750,024	19,976	—
MYR	BRC	10/17/14	582,210	180,000	177,295	2,705	—
MYR	JPM	10/08/14	1,150,776	360,000	350,650	9,350	—
MYR	JPM	10/17/14	620,160	190,000	188,851	1,149	—
MYR	SCB	10/17/14	582,210	180,000	177,295	2,705	—
MYR	SCB	11/06/14	996,361	304,884	303,006	1,878	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
MYR	UBS	11/06/14	996,362	$304,428	$303,006	$1,422	$—
PEN	CIT	10/09/14	820,936	287,755	283,732	4,023	—
PEN	CIT	10/17/14	985,950	343,836	340,247	3,589	—
PEN	CIT	11/06/14	534,727	183,964	183,854	110	—
PEN	JPM	10/17/14	492,625	171,731	170,003	1,728	—
PEN	SCB	10/09/14	484,670	170,000	167,512	2,488	—
PEN	SCB	10/09/14	820,937	287,977	283,732	4,245	—
PEN	SCB	10/17/14	257,868	90,000	88,989	1,011	—
PEN	SCB	10/17/14	323,308	112,533	111,572	961	—
PEN	SCB	11/06/14	534,726	183,692	183,854	—	162
PHP	BRC	10/08/14	3,690,115	84,500	82,213	2,287	—
PHP	BRC	10/08/14	12,775,743	292,351	284,635	7,716	—
PHP	BRC	10/08/14	14,545,408	324,312	324,062	250	—
PHP	BRC	10/14/14	17,248,260	389,000	384,228	4,772	—
PHP	BRC	10/17/14	11,900,250	270,000	265,076	4,924	—
PHP	BRC	10/17/14	15,982,115	360,648	355,999	4,649	—
PHP	BRC	11/06/14	541,611	12,051	12,059	—	8
PHP	JPM	10/08/14	8,512,358	194,880	189,650	5,230	—
PHP	JPM	10/08/14	14,522,706	324,313	323,557	756	—
PHP	JPM	10/14/14	8,293,550	185,000	184,750	250	—
PHP	JPM	10/17/14	21,566,003	486,356	480,379	5,977	—
PHP	SCB	10/08/14	7,561,008	173,100	168,454	4,646	—
PHP	SCB	10/08/14	9,021,615	201,375	200,995	380	—
PHP	SCB	10/17/14	10,140,459	229,995	225,877	4,118	—
PHP	UBS	10/17/14	13,665,816	310,005	304,403	5,602	—
PLN	BRC	10/08/14	234,850	72,000	70,916	1,084	—
PLN	BRC	10/08/14	502,692	154,794	151,795	2,999	—
PLN	BRC	10/08/14	544,187	167,693	164,325	3,368	—
PLN	BRC	10/08/14	758,586	230,000	229,066	934	—
PLN	BRC	10/08/14	814,388	250,000	245,916	4,084	—
PLN	HSB	10/08/14	921,602	283,789	278,291	5,498	—
PLN	JPM	10/08/14	837,220	257,990	252,811	5,179	—
PLN	JPM	10/10/14	989,906	305,000	298,884	6,116	—
PLN	JPM	10/10/14	1,512,527	464,887	456,679	8,208	—
PLN	SCB	10/08/14	244,673	75,000	73,882	1,118	—
PLN	SCB	10/08/14	758,586	230,000	229,066	934	—
PLN	SCB	10/08/14	814,375	250,000	245,912	4,088	—
PLN	SCB	10/08/14	1,017,746	310,000	307,323	2,677	—
PLN	UBS	10/08/14	238,148	73,000	71,912	1,088	—
PLN	UBS	10/08/14	753,570	232,191	227,551	4,640	—
PLN	UBS	10/08/14	1,006,104	309,588	303,808	5,780	—
RON	JPM	10/17/14	1,470,882	422,605	420,723	1,882	—
RON	JPM	12/10/14	762,220	222,000	217,211	4,789	—
RON	JPM	12/10/14	1,334,327	391,000	380,246	10,754	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
RON	JPM	12/10/14	1,361,813	$396,178	$388,078	$8,100	$—
RON	SCB	10/08/14	427,581	127,663	122,383	5,280	—
RON	SCB	11/06/14	427,581	122,706	122,128	578	—
RSD	CIT	10/08/14	26,958,119	286,371	289,952	—	3,581
RSD	HSB	10/08/14	12,213,600	129,743	131,365	—	1,622
RSD	JPM	11/19/14	14,716,760	169,039	157,029	12,010	—
RUB	BRC	10/08/14	10,265,750	275,000	258,948	16,052	—
RUB	BRC	10/15/14	5,960,849	153,000	150,147	2,853	—
RUB	BRC	10/15/14	21,476,459	554,947	540,967	13,980	—
RUB	BRC	10/30/14	13,990,230	359,000	351,335	7,665	—
RUB	JPM	10/08/14	10,271,250	275,000	259,087	15,913	—
RUB	JPM	10/17/14	14,228,234	367,750	358,249	9,501	—
SGD	BRC	10/17/14	352,929	280,000	276,653	3,347	—
SGD	BRC	10/17/14	761,702	601,934	597,081	4,853	—
SGD	BRC	11/06/14	233,195	183,413	182,795	618	—
SGD	BRC	11/06/14	574,160	450,000	450,066	—	66
SGD	HSB	10/08/14	233,829	184,863	183,295	1,568	—
SGD	JPM	10/08/14	233,811	184,863	183,280	1,583	—
SGD	JPM	10/17/14	761,702	602,029	597,081	4,948	—
SGD	JPM	11/06/14	453,084	356,324	355,159	1,165	—
SGD	JPM	11/06/14	467,640	367,793	366,569	1,224	—
SGD	JPM	11/06/14	575,549	451,058	451,156	—	98
SGD	SCB	10/08/14	475,239	375,737	372,531	3,206	—
SGD	SCB	10/17/14	761,702	602,129	597,081	5,048	—
SGD	SCB	11/06/14	407,192	320,264	319,185	1,079	—
SGD	SCB	11/06/14	475,239	373,739	372,526	1,213	—
SGD	SCB	11/06/14	572,851	448,943	449,041	—	98
SGD	UBS	10/08/14	132,227	104,538	103,650	888	—
SGD	UBS	11/06/14	132,227	104,003	103,649	354	—
THB	BRC	10/08/14	5,464,945	169,288	168,494	794	—
THB	JPM	10/08/14	11,541,051	357,518	355,829	1,689	—
THB	JPM	10/17/14	10,235,880	317,323	315,455	1,868	—
THB	JPM	11/06/14	27,321,359	843,955	841,216	2,739	—
THB	SCB	10/08/14	3,843,960	120,000	118,516	1,484	—
THB	SCB	10/08/14	10,432,053	323,194	321,638	1,556	—
THB	SCB	10/08/14	20,018,460	624,991	617,202	7,789	—
THB	SCB	10/17/14	2,904,300	90,000	89,506	494	—
THB	SCB	10/17/14	10,235,880	317,441	315,455	1,986	—
THB	SCB	10/22/14	6,332,760	196,000	195,121	879	—
TRY	BRC	10/17/14	1,205,239	543,228	527,257	15,971	—
TRY	JPM	10/08/14	209,063	94,000	91,669	2,331	—
TRY	JPM	10/08/14	551,659	245,599	241,889	3,710	—
TRY	JPM	02/11/15	1,047,209	459,000	444,896	14,104	—
TRY	JPM	02/17/15	406,478	182,195	172,427	9,768	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Foreign Currency Contracts open at September 30, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
TRY	JPM	02/17/15	523,049	$235,247	$221,876	$13,371	$—
TRY	SCB	10/08/14	414,294	184,401	181,658	2,743	—
TRY	SCB	10/08/14	453,860	200,000	199,007	993	—
TRY	SCB	10/08/14	459,972	210,000	201,687	8,313	—
TRY	SCB	10/08/14	478,752	210,820	209,921	899	—
TRY	SCB	10/17/14	265,920	120,000	116,332	3,668	—
TRY	SCB	10/17/14	1,205,239	543,268	527,257	16,011	—
TWD	BRC	10/15/14	5,913,320	196,000	194,407	1,593	—
TWD	JPM	10/17/14	11,284,020	376,134	370,978	5,156	—
TWD	SCB	10/17/14	3,014,000	100,000	99,090	910	—
TWD	UBS	10/17/14	11,284,020	376,103	370,979	5,124	—
UGX	SCB	10/08/14	331,478,877	126,158	125,108	1,050	—
UYU	CIT	10/08/14	1,515,620	61,361	61,187	174	—
UYU	JPM	10/08/14	1,501,240	60,705	60,606	99	—
ZAR	BRC	10/06/14	5,639,760	530,359	499,529	30,830	—
ZAR	BRC	10/08/14	1,822,485	170,000	161,370	8,630	—
ZAR	BRC	10/08/14	2,463,763	222,526	218,151	4,375	—
ZAR	BRC	10/08/14	4,191,728	389,000	371,151	17,849	—
ZAR	BRC	10/17/14	2,428,844	220,000	214,742	5,258	—
ZAR	BRC	11/06/14	7,229,345	637,394	637,081	313	—
ZAR	JPM	10/08/14	2,579,350	240,559	228,385	12,174	—
ZAR	SCB	10/08/14	1,822,315	170,000	161,355	8,645	—
ZAR	SCB	10/08/14	2,020,554	180,000	178,907	1,093	—
ZAR	SCB	10/08/14	2,030,975	189,440	179,830	9,610	—
ZAR	SCB	10/08/14	2,090,350	194,000	185,087	8,913	—
ZAR	SCB	10/08/14	2,366,385	210,000	209,529	471	—
ZAR	SCB	10/17/14	2,428,910	220,000	214,748	5,252	—
ZAR	UBS	10/08/14	1,800,260	167,000	159,402	7,598	—
ZAR	UBS	10/08/14	2,295,980	207,474	203,295	4,179	—
ZMW	JPM	11/24/14	2,958,171	465,707	460,058	5,649	—
Total Forward Currency Sale Contracts				$84,398,551	$82,633,443	1,788,075	22,967
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,910,048	$1,817,196

Credit Default Swap Agreements open at September 30, 2014:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Market CDS EM20 Series 9PA	BRC	960,000	06/20/19	(5.000%)	$(89,231)	$(111,360)	$22,129	$-
Market CDS EM20 Series 9PA	BRC	374,400	06/20/19	(5.000%)	(34,800)	(37,515)	2,715	-
Market CDS EM20 Series 9PA	JPM	1,440,000	06/20/19	(5.000%)	(133,847)	(152,640)	18,793	-
Market CDS EM20 Series 9PA	JPM	691,200	06/20/19	(5.000%)	(64,246)	(73,405)	9,159	-
Market CDS EM22 Series 9PA	BRC	2,500,000	06/20/19	(5.000%)	(232,373)	(228,000)	-	4,373
Market CDS EM22 Series 9PA	BRC	1,440,000	06/20/19	(5.000%)	(133,847)	(130,320)	-	3,527
Market CDS EM22 Series 9PA	BRC	907,200	06/20/19	(5.000%)	(84,323)	(91,264)	6,941	-

Lazard Emerging Markets Multi Asset Portfolio (concluded)

Credit Default Swap Agreements open at September 30, 2014 (concluded):

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Market CDS EM22 Series 9PA	BRC	628,800	06/20/19	(5.000%)	$(58,446)	$(65,464)	$7,018	$-
Market CDS EM22 Series 9PA	BRC	393,600	06/20/19	(5.000%)	(36,585)	(40,856)	4,271	-
Market CDS EM22 Series 9PA	JPM	1,411,200	06/20/19	(5.000%)	(131,170)	(141,120)	9,950	-
Market CDS EM22 Series 9PA	JPM	1,240,000	06/20/19	(5.000%)	(112,493)	(112,493)	-	-
Market CDS EM22 Series 9PA	JPM	916,800	06/20/19	(5.000%)	(85,217)	(95,807)	10,590	-
Market CDS EM22 Series 9PA	JPM	672,000	06/20/19	(5.000%)	(62,462)	(66,528)	4,066	-
Republic of Brazil	BRC	4,600,000	12/20/19	(1.000%)	167,970	128,971	38,999	-
Republic of Brazil	JPM	1,010,000	12/20/19	(1.000%)	36,880	27,837	9,043	-
Total Credit Default Swap Agreements					$(1,054,190)	$(1,189,964)	$143,674	$7,900

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 16.7%
Argentina | 0.8%
Mastellone Hermanos SA:
12.625%, 07/03/21 (f)	USD	850	$864,596
12.625%, 07/03/21	USD	200	203,435
YPF Sociedad Anonima:
8.750%, 04/04/24 (f)	USD	800	812,400
8.750%, 04/04/24	USD	800	812,400
			2,692,831
Brazil | 1.6%
Banco do Brasil SA:
9.000%, 06/18/24 (f)	USD	1,350	1,319,760
9.000%, 06/18/24	USD	825	806,520
Gol LuxCo SA, 8.875%, 01/24/22 (f)	USD	1,025	1,010,138
OAS Finance, Ltd.:
8.000%, 07/02/21	USD	500	491,875
8.000%, 07/02/21 (f)	USD	400	393,500
Odebrecht Offshore Drilling Finance, Ltd.:
6.625%, 10/01/23 (f)	USD	390	402,153
6.625%, 10/01/23	USD	781	804,306
			5,228,252
Bulgaria | 0.5%
ContourGlobal Power Holdings SA:
7.125%, 06/01/19 (f)	USD	1,275	1,268,625
7.125%, 06/01/19	USD	450	447,750
			1,716,375
Chile | 0.3%
GeoPark Latin America, Ltd. Agencia en Chile, 7.500%, 02/11/20	USD	925	992,063
China | 1.9%
BCP Singapore VI Cayman Financing Co., Ltd.:
8.000%, 04/15/21 (f)	USD	700	722,750
8.000%, 04/15/21	USD	300	309,750
China Hongqiao Group, Ltd., 7.625%, 06/26/17	USD	675	692,685
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	1,020	1,004,700
Kaisa Group Holdings, Ltd., 8.875%, 03/19/18	USD	850	864,875
Maoye International Holdings, Ltd.:
7.750%, 05/19/17 (f)	USD	925	948,125
7.750%, 05/19/17	USD	200	205,000
MIE Holdings Corp.: 7.500%, 04/25/19 (f)	USD	750	772,867
Description	Security Currency	Principal Amount (000)	Value
7.500%, 04/25/19	USD	800	$824,392
			6,345,144
Colombia | 0.8%
Millicom International Cellular SA, 4.750%, 05/22/20	USD	925	883,375
Pacific Rubiales Energy Corp.:
5.125%, 03/28/23 (f)	USD	700	667,625
5.125%, 03/28/23	USD	200	190,750
5.625%, 01/19/25 (f)	USD	850	819,145
			2,560,895
Georgia | 0.5%
Bank of Georgia JSC, 7.750%, 07/05/17	USD	1,625	1,738,750
Ghana | 0.5%
Kosmos Energy, Ltd., 7.875%, 08/01/21 (f)	USD	1,675	1,700,125
Guatemala | 0.3%
Comcel Trust:
6.875%, 02/06/24 (f)	USD	700	741,474
6.875%, 02/06/24	USD	400	423,699
			1,165,173
India | 0.5%
Greenko Dutch BV, 8.000%, 08/01/19 (f)	USD	1,700	1,671,576
Indonesia | 0.3%
PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	275	196,625
PT Gajah Tunggal Tbk, 7.750%, 02/06/18	USD	800	808,000
			1,004,625
Iraq | 0.4%
Genel Energy Finance, Ltd., 7.500%, 05/14/19	USD	1,400	1,382,500
Kazakhstan | 0.5%
Halyk Savings Bank of Kazakhstan JSC, 7.250%, 01/28/21	USD	1,175	1,277,812
Nostrum Oil & Gas Finance BV, 6.375%, 02/14/19 (f)	USD	375	376,875
			1,654,687
Macau | 0.3%
MCE Finance, Ltd., 5.000%, 02/15/21	USD	1,175	1,133,875
Mexico | 2.3%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	17,350	1,270,055
Bio Pappel SAB de CV, 10.000%, 08/27/16	USD	418	425,211

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
Cemex SAB de CV, 5.700%, 01/11/25 (f)	USD	1,025	$992,713
Credito Real SAB de CV, 7.500%, 03/13/19 (f)	USD	1,175	1,257,250
Empresas ICA SAB de CV:
8.875%, 05/29/24	USD	350	358,442
8.875%, 05/29/24 (f)	USD	900	921,708
Grupo KUO SAB de CV, 6.250%, 12/04/22	USD	575	593,587
Grupo Televisa SAB, 7.250%, 05/14/43	MXN	5,400	340,317
Unifin Financiera SAPI de CV SOFOM ENR:
6.250%, 07/22/19	USD	275	268,091
6.250%, 07/22/19 (f)	USD	1,425	1,389,200
			7,816,574
Nigeria | 0.7%
Diamond Bank PLC, 8.750%, 05/21/19 (f)	USD	600	599,625
FBN Finance Co. BV:
8.250%, 08/07/20 (f)	USD	500	512,153
8.250%, 08/07/20	USD	800	819,444
8.000%, 07/23/21 (f)	USD	350	355,906
			2,287,128
Panama | 0.3%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd., 8.375%, 05/10/20	USD	925	985,125
Paraguay | 0.2%
Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	USD	575	599,725
Russia | 1.7%
Alliance Oil Co., Ltd., 7.000%, 05/04/20	USD	250	206,250
ALROSA Finance SA, 7.750%, 11/03/20	USD	1,600	1,655,680
EDC Finance, Ltd., 4.875%, 04/17/20	USD	1,275	1,147,500
Metalloinvest Finance, Ltd.:
5.625%, 04/17/20 (f)	USD	625	571,875
5.625%, 04/17/20	USD	725	663,375
Sberbank of Russia, 5.250%, 05/23/23	USD	1,525	1,355,344
			5,600,024
Singapore | 1.7%
Alam Synergy Pte, Ltd., 9.000%, 01/29/19	USD	475	515,375
Deep Drilling 7 and 8 Pte, Ltd., 14.250%, 03/05/15	USD	400	416,500
Oro Negro Drilling Pte, Ltd., 7.500%, 01/24/19 (f)	USD	2,035	2,065,134
Description	Security Currency	Principal Amount (000)	Value
Ottawa Holdings Pte, Ltd., 5.875%, 05/16/18	USD	1,050	$924,000
Pacnet, Ltd.:
9.000%, 12/12/18 (f)	USD	425	451,563
9.000%, 12/12/18	USD	1,200	1,275,000
			5,647,572
South Africa | 0.6%
Transnet SOC, Ltd., 9.500%, 05/13/21 (f)	ZAR	24,000	2,107,848
Total Corporate Bonds (Identified cost $56,999,059)			56,030,867
Foreign Government Obligations | 76.1%
Angola | 1.5%
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	4,540	4,908,875
Bahrain | 1.0%
Kingdom of Bahrain, 6.000%, 09/19/44 (f)	USD	3,385	3,422,235
Belarus | 0.6%
Republic of Belarus:
8.750%, 08/03/15	USD	675	691,875
8.950%, 01/26/18	USD	1,400	1,494,500
			2,186,375
Belize | 0.0%
Republic of Belize, 5.000%, 02/20/38	USD	185	138,024
Bolivia | 0.6%
Bolivia Government Bonds:
4.875%, 10/29/22	USD	1,450	1,481,972
5.950%, 08/22/23	USD	650	698,148
			2,180,120
Brazil | 4.8%
Brazil NTN:
0.000%, 01/01/15	BRL	8,960	3,560,079
0.000%, 01/01/16	BRL	19,855	7,025,902
Brazil NTN-B:
6.000%, 08/15/22	BRL	460	463,666
6.000%, 08/15/50	BRL	3,694	3,597,074
Brazil NTN-F, 10.000%, 01/01/25	BRL	4,440	1,571,225
			16,217,946
Chile | 1.2%
Republic of Chile: 3.250%, 09/14/21	USD	825	847,688

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
2.250%, 10/30/22	USD	1,400	$1,332,100
3.625%, 10/30/42	USD	2,225	1,960,781
			4,140,569
Colombia | 5.2%
Colombian Titulos De Tesoreria:
8.000%, 10/28/15	COP	5,466,500	2,787,719
7.000%, 05/04/22	COP	1,636,100	819,676
10.000%, 07/24/24	COP	6,570,000	3,958,686
Republic of Colombia:
12.000%, 10/22/15	COP	4,002,000	2,112,540
7.750%, 04/14/21	COP	1,151,000	616,482
4.000%, 02/26/24	USD	400	405,800
9.850%, 06/28/27	COP	731,000	456,990
7.375%, 09/18/37	USD	2,175	2,906,344
6.125%, 01/18/41	USD	2,800	3,286,500
			17,350,737
Congo | 0.7%
Republic of Congo, 3.500%, 06/30/29 (g)	USD	2,708	2,501,704
Costa Rica | 0.5%
Republic of Costa Rica, 7.000%, 04/04/44	USD	1,550	1,561,559
Croatia | 0.8%
Croatia, 6.000%, 01/26/24	USD	2,375	2,538,281
Dominican Republic | 0.5%
Dominican Republic, 7.450%, 04/30/44	USD	1,450	1,558,750
Ecuador | 1.4%
Republic of Ecuador:
7.950%, 06/20/24	USD	1,700	1,791,966
7.950%, 06/20/24 (f)	USD	2,620	2,761,735
			4,553,701
El Salvador | 0.3%
Republic of Salvador, 6.375%, 01/18/27 (f)	USD	1,030	1,032,628
Gabon | 0.9%
Gabonese Republic:
8.200%, 12/12/17	USD	850	965,600
6.375%, 12/12/24 (f)	USD	1,100	1,175,350
6.375%, 12/12/24	USD	775	828,088
			2,969,038
Georgia | 0.4%
Republic of Georgia, 6.875%, 04/12/21	USD	1,237	1,373,070
Ghana | 0.5%
Republic of Ghana: 7.875%, 08/07/23	USD	700	704,550
Description	Security Currency	Principal Amount (000)	Value
8.125%, 01/18/26 (f)	USD	860	$865,375
			1,569,925
Honduras | 1.2%
Honduras Government Bond, 7.500%, 03/15/24	USD	3,670	3,932,690
Hungary | 0.6%
Hungary:
6.375%, 03/29/21	USD	1	1,128
7.625%, 03/29/41	USD	650	832,952
Hungary Government Bonds:
7.000%, 06/24/22	HUF	190,150	904,031
6.000%, 11/24/23	HUF	91,510	413,562
			2,151,673
Indonesia | 4.4%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	85,617,000	6,928,056
7.000%, 05/15/27	IDR	13,980,000	996,728
6.125%, 05/15/28	IDR	23,430,000	1,512,807
6.625%, 05/15/33	IDR	4,000,000	259,581
8.375%, 03/15/34	IDR	46,292,000	3,592,046
Indonesia Treasury Bond, 9.000%, 03/15/29	IDR	4,825,000	398,949
Republic of Indonesia, 7.750%, 01/17/38	USD	820	1,034,904
			14,723,071
Iraq | 1.6%
Republic of Iraq, 5.800%, 01/15/28	USD	5,819	5,244,374
Ivory Coast | 3.3%
Ivory Coast:
5.375%, 07/23/24 (f)	USD	2,100	2,005,500
5.750%, 12/31/32	USD	9,375	8,976,562
			10,982,062
Jamaica | 0.3%
Jamaica Government Bond, 7.625%, 07/09/25	USD	950	1,017,880
Kenya | 1.3%
Republic of Kenya:
6.875%, 06/24/24	USD	2,675	2,828,144
6.875%, 06/24/24 (f)	USD	1,420	1,501,295
			4,329,439
Latvia | 0.4%
Republic of Latvia, 5.250%, 06/16/21	USD	1,200	1,333,374
Lithuania | 1.1%
Republic of Lithuania:

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (continued)
6.125%, 03/09/21	USD	725	$841,621
6.625%, 02/01/22	USD	2,525	3,029,066
			3,870,687
Malaysia | 2.4%
Malaysia Government Bonds:
3.260%, 03/01/18	MYR	6,340	1,914,504
3.580%, 09/28/18	MYR	6,370	1,941,719
5.734%, 07/30/19	MYR	4,820	1,601,642
4.392%, 04/15/26	MYR	8,465	2,650,070
			8,107,935
Mexico | 7.5%
Mexican Bonos:
9.500%, 12/18/14	MXN	12,203	921,091
8.500%, 12/13/18	MXN	73,324	6,181,284
8.000%, 06/11/20	MXN	2,700	226,590
7.750%, 05/29/31	MXN	4,440	366,757
10.000%, 11/20/36	MXN	37,810	3,809,764
8.500%, 11/18/38	MXN	6,700	590,465
7.750%, 11/13/42	MXN	33,456	2,733,211
Mexican Udibonos:
5.000%, 06/16/16	MXN	32,677	2,644,537
4.000%, 11/15/40	MXN	5,489	437,255
Petroleos Mexicanos:
8.000%, 05/03/19	USD	650	789,750
4.875%, 01/18/24	USD	800	839,200
United Mexican States:
3.500%, 01/21/21	USD	325	332,150
4.000%, 10/02/23	USD	502	518,816
6.750%, 09/27/34	USD	2,100	2,661,131
6.050%, 01/11/40	USD	1,400	1,650,760
4.750%, 03/08/44	USD	580	575,083
			25,277,844
Mozambique | 1.1%
Republic of Mozambique, 6.305%, 09/11/20	USD	3,662	3,674,817
Namibia | 0.3%
Republic of Namibia, 5.500%, 11/03/21	USD	1,000	1,063,750
Nigeria | 0.9%
Nigeria Government Bonds:
15.100%, 04/27/17	NGN	36,000	234,379
16.000%, 06/29/19	NGN	142,000	990,707
16.390%, 01/27/22	NGN	88,857	646,728
Nigeria Treasury Bills:
0.000%, 11/20/14	NGN	26,000	156,488
0.000%, 11/27/14	NGN	70,000	420,285
0.000%, 01/08/15	NGN	103,390	613,373
			3,061,960
Pakistan | 1.5%
Islamic Republic of Pakistan: 8.250%, 04/15/24 (f)	USD	3,450	3,471,562
Description	Security Currency	Principal Amount (000)	Value
8.250%, 04/15/24	USD	1,550	$1,559,688
			5,031,250
Panama | 1.1%
Republic of Panama:
4.000%, 09/22/24	USD	850	849,082
9.375%, 04/01/29	USD	875	1,301,910
6.700%, 01/26/36	USD	1,375	1,692,873
			3,843,865
Paraguay | 0.9%
Republic of Paraguay:
4.625%, 01/25/23	USD	855	873,522
6.100%, 08/11/44 (f)	USD	1,910	2,023,277
			2,896,799
Peru | 0.7%
Republic of Peru:
7.350%, 07/21/25	USD	1,000	1,307,323
8.750%, 11/21/33	USD	600	917,250
			2,224,573
Philippines | 0.6%
Republic of Philippines, 7.750%, 01/14/31	USD	1,350	1,874,977
Poland | 4.1%
Poland Government Bonds:
5.500%, 10/25/19	PLN	17,873	6,196,204
5.750%, 09/23/22	PLN	9,600	3,490,514
Republic of Poland:
5.125%, 04/21/21	USD	825	918,637
3.000%, 03/17/23	USD	1,150	1,114,580
4.000%, 01/22/24	USD	1,889	1,944,612
			13,664,547
Romania | 0.6%
Romania Government Bonds:
5.900%, 07/26/17	RON	320	98,706
5.750%, 04/29/20	RON	1,230	388,982
5.950%, 06/11/21	RON	5,050	1,611,907
4.375%, 08/22/23	USD	1	1,026
			2,100,621
Russia | 4.6%
Russia Foreign Bonds:
4.875%, 09/16/23	USD	1,400	1,379,875
12.750%, 06/24/28	USD	1,025	1,686,125
5.875%, 09/16/43	USD	1,000	1,017,500
Russia Government Bonds - OFZ:
7.500%, 02/27/19	RUB	219,300	5,197,825
6.800%, 12/11/19	RUB	96,581	2,200,123
7.600%, 07/20/22	RUB	46,930	1,079,736
7.000%, 01/25/23	RUB	71,840	1,583,905
8.150%, 02/03/27	RUB	35,000	818,075
7.050%, 01/19/28	RUB	28,300	597,147
			15,560,311

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Debt Portfolio (concluded)
Rwanda | 0.5%
Republic of Rwanda, 6.625%, 05/02/23	USD	1,625	$1,681,875
Senegal | 1.1%
Republic of Senegal:
8.750%, 05/13/21	USD	850	990,250
6.250%, 07/30/24 (f)	USD	2,685	2,690,101
			3,680,351
Slovakia | 0.5%
Slovak Republic, 4.375%, 05/21/22	USD	1,475	1,573,943
Slovenia | 0.8%
Republic of Slovenia:
5.850%, 05/10/23	USD	315	351,216
5.250%, 02/18/24	USD	2,250	2,407,500
			2,758,716
South Africa | 3.9%
Republic of South Africa:
13.500%, 09/15/15	ZAR	14,987	1,410,435
13.500%, 09/15/16	ZAR	9,827	972,964
8.000%, 12/21/18	ZAR	9,315	839,453
7.250%, 01/15/20	ZAR	20,059	1,740,498
6.750%, 03/31/21	ZAR	2,200	183,908
10.500%, 12/21/26	ZAR	7,735	798,593
7.000%, 02/28/31	ZAR	44,399	3,346,953
8.250%, 03/31/32	ZAR	46,130	3,875,938
			13,168,742
Sri Lanka | 0.4%
Republic of Sri Lanka, 5.875%, 07/25/22	USD	1,200	1,244,153
Thailand | 0.2%
Thailand Government Bond, 1.200%, 07/14/21	THB	25,178	755,146
Turkey | 5.0%
Republic of Turkey, 6.875%, 03/17/36	USD	1,450	1,663,875
Turkey Government Bonds:
6.500%, 01/07/15	TRY	15,770	6,882,122
9.000%, 01/27/16	TRY	5,516	2,404,792
9.000%, 03/08/17	TRY	5,025	2,187,422
6.300%, 02/14/18	TRY	5,640	2,251,987
3.000%, 07/21/21	TRY	3,035	1,408,894
			16,799,092
Ukraine | 0.7%
Ukraine Government Bonds: 7.800%, 11/28/22	USD	1,150	980,375
Description	Security Currency	Principal Amount (000)	Value
7.500%, 04/17/23	USD	1,850	$1,549,375
			2,529,750
Venezuela | 1.1%
Republic of Venezuela:
5.750%, 02/26/16	USD	1,410	1,202,025
9.000%, 05/07/23	USD	810	566,700
7.650%, 04/21/25	USD	401	258,462
9.250%, 09/15/27	USD	430	309,877
11.950%, 08/05/31	USD	535	430,302
9.375%, 01/13/34	USD	651	451,972
7.000%, 03/31/38	USD	782	469,200
			3,688,538
Zambia | 0.5%
Republic of Zambia:
5.375%, 09/20/22	USD	1,000	952,500
8.500%, 04/14/24	USD	645	738,525
			1,691,025
Total Foreign Government Obligations (Identified cost $267,299,033)			255,743,367
Quasi Government Bonds | 3.0%
Colombia | 0.3%
Emgesa SA ESP, 8.750%, 01/25/21	COP	1,000,000	538,174
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21	COP	1,170,000	612,071
			1,150,245
South Africa | 0.2%
Eskom Holdings, Ltd., 7.850%, 04/02/26	ZAR	9,000	727,144
Venezuela | 2.5%
Petroleos de Venezuela SA:
4.900%, 10/28/14	USD	850	837,463
5.000%, 10/28/15	USD	925	788,192
5.250%, 04/12/17	USD	420	293,013
6.000%, 11/15/26	USD	2,077	1,071,378
5.375%, 04/12/27	USD	940	470,000
5.500%, 04/12/37	USD	7,910	3,856,916
9.750%, 05/17/35	USD	1,400	910,700
			8,227,662
Total Quasi Government Bonds (Identified cost $11,071,364)			10,105,051

Description		Shares	Value
Short-Term Investment | 1.9%
State Street Institutional Treasury Money Market Fund (Identified cost $6,260,815)		6,260,815	$6,260,815

Total Investments l 97.7% (Identified cost $341,630,271) (b)	$328,140,100
Cash and Other Assets in Excess of Liabilities l 2.3%	7,889,582
Net Assets l 100.0%	$336,029,682

Description	Security Currency	Principal Amount (000)	Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 30.1%
Brazil | 4.2%
Brazil NTN-B, 6.000%, 08/15/16	BRL	220	$226,575
Israel | 1.3%
Israel Government Bond - Galil, 5.000%, 04/30/15	ILS	190	72,101
Malaysia | 5.0%
Bank Negara Monetary Note, 0.000%, 12/23/14	MYR	895	270,786
Mexico | 8.9%
Mexican Bonos:
9.500%, 12/18/14	MXN	5,500	415,143
4.750%, 06/14/18	MXN	900	66,560
			481,703
Poland | 3.8%
Poland Government Bond, 5.500%, 04/25/15	PLN	675	207,910
Romania | 1.7%
Romania Government Bond, 5.850%, 04/26/23	RON	290	92,515
Singapore | 5.2%
Singapore Government Bond, 0.250%, 02/01/15	SGD	360	282,090
Total Foreign Government Obligations (Identified cost $1,693,213)			1,633,680
Supranationals | 0.9%
European Investment Bank, 7.200%, 07/09/19 (Identified cost $51,137) (f)	IDR	600,000	47,832
US Treasury Securities | 69.3%
US Treasury Notes:
0.500%, 10/15/14	USD	225	225,026
2.375%, 10/31/14	USD	225	225,422
4.250%, 11/15/14	USD	225	226,151
2.125%, 11/30/14	USD	500	501,699
0.250%, 12/15/14	USD	225	225,088
2.625%, 12/31/14	USD	500	503,184
0.250%, 01/15/15	USD	225	225,132
2.250%, 01/31/15	USD	225	226,635
4.000%, 02/15/15	USD	225	228,296
0.250%, 02/28/15	USD	225	225,193
0.375%, 03/15/15	USD	250	250,371
0.250%, 03/31/15	USD	250	250,244
2.500%, 03/31/15	USD	250	253,037
0.375%, 04/15/15	USD	200	200,336
Total US Treasury Securities (Identified cost $3,765,761)			3,765,814
Description	Shares	Value
Short-Term Investment | 1.9%
State Street Institutional Treasury Money Market Fund (Identified cost $104,264)	104,264	$104,264
Total Investments l 102.2% (Identified cost $5,614,375) (b), (e)		$5,551,590
Liabilities in Excess of Cash and Other Assets l (2.2)%		(118,545)
Net Assets l 100.0%		$5,433,045

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
BRL	BRC	10/02/14	57,468	$23,447	$23,478	$31	$—
BRL	CIT	10/02/14	151,916	67,000	62,063	—	4,937
BRL	CIT	11/04/14	99,320	40,000	40,217	217	—
CLP	CIT	10/27/14	61,699,450	105,343	102,931	—	2,412
CNH	HSB	10/14/14	650,244	105,000	105,129	129	—
CNH	HSB	11/21/14	2,209,627	357,475	356,143	—	1,332
CNH	HSB	03/03/15	721,971	116,017	115,534	—	483
COP	SCB	10/22/14	123,831,500	65,000	61,056	—	3,944
CZK	JPM	10/07/14	54,829	2,733	2,519	—	214
CZK	JPM	10/07/14	3,606,746	170,000	165,714	—	4,286
EUR	JPM	10/24/14	40,000	51,823	50,529	—	1,294
EUR	JPM	10/24/14	83,000	107,496	104,848	—	2,648
EUR	JPM	10/24/14	100,000	134,375	126,323	—	8,052
HUF	JPM	11/12/14	16,360,268	66,905	66,442	—	463
HUF	UBS	10/20/14	11,660,500	50,000	47,377	—	2,623
IDR	JPM	10/31/14	647,130,000	53,000	52,542	—	458
IDR	SCB	10/07/14	153,010,000	13,000	12,534	—	466
IDR	SCB	10/07/14	1,869,300,000	155,000	153,125	—	1,875
IDR	SCB	12/04/14	643,950,000	53,000	51,844	—	1,156
ILS	JPM	10/08/14	271,950	75,872	73,843	—	2,029
ILS	UBS	10/17/14	224,843	62,000	61,054	—	946
INR	JPM	10/22/14	2,458,200	40,000	39,594	—	406
INR	JPM	11/21/14	24,538,670	403,000	392,694	—	10,306
INR	JPM	01/27/15	1,662,660	27,000	26,315	—	685
INR	SCB	01/12/15	2,216,880	36,000	35,181	—	819
KRW	JPM	11/24/14	142,527,820	136,517	134,376	—	2,141
KRW	UBS	10/22/14	440,632,850	431,000	416,477	—	14,523
KWD	CIT	08/18/15	16,504	57,000	56,714	—	286
MXN	CIT	10/15/14	212,565	16,000	15,813	—	187
PEN	SCB	11/17/14	138,240	48,000	47,451	—	549
PHP	BRC	11/17/14	3,123,290	71,000	69,383	—	1,617
PLN	JPM	10/10/14	56,584	18,000	17,085	—	915
RUB	BRC	10/15/14	5,120,070	133,053	129,121	—	3,932
RUB	BRC	10/30/14	5,120,070	131,903	128,906	—	2,997
RUB	BRC	10/30/14	12,916,113	359,545	325,184	—	34,361
RUB	JPM	10/17/14	1,002,531	26,000	25,277	—	723
RUB	JPM	11/17/14	1,002,531	25,744	25,117	—	627
SGD	HSB	10/15/14	81,005	64,000	63,498	—	502
THB	SCB	10/22/14	9,007,080	282,000	277,520	—	4,480
TRY	JPM	10/08/14	30,607	14,000	13,421	—	579
TRY	JPM	10/08/14	366,553	166,634	160,725	—	5,909
TWD	BRC	10/15/14	7,978,670	266,000	262,304	—	3,696
ZAR	BRC	10/06/14	346,349	32,093	30,677	—	1,416
ZAR	BRC	10/06/14	354,571	33,147	31,405	—	1,742
ZAR	BRC	10/06/14	570,434	53,643	50,525	—	3,118

Lazard Emerging Markets Income Portfolio (concluded)

Forward Currency Contracts open at September 30, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
ZAR	SCB	10/06/14	307,804	$28,000	$27,263	$—	$737
Total Forward Currency Purchase Contracts				$4,773,765	$4,637,271	$377	$136,871
Forward Currency Sale Contracts
BRL	BRC	10/02/14	57,468	$24,000	$23,478	$522	$—
BRL	CIT	10/02/14	57,468	23,447	23,478	—	31
BRL	CIT	10/02/14	94,448	38,378	38,586	—	208
CLP	UBS	11/17/14	10,081,850	17,000	16,789	211	—
EUR	BRC	11/19/14	2,000	2,688	2,527	161	—
EUR	JPM	10/07/14	2,000	2,733	2,526	207	—
EUR	JPM	10/24/14	39,551	53,000	49,962	3,038	—
EUR	JPM	10/24/14	57,449	74,216	72,571	1,645	—
EUR	JPM	10/24/14	122,000	157,273	154,114	3,159	—
IDR	JPM	10/07/14	603,927,945	51,424	49,471	1,953	—
ILS	CIT	05/04/15	266,075	75,482	72,487	2,995	—
JPY	CIT	11/12/14	1,493,590	14,000	13,622	378	—
JPY	SCB	10/23/14	7,503,415	74,000	68,425	5,575	—
KRW	JPM	10/22/14	62,988,000	60,000	59,535	465	—
MYR	HSB	10/17/14	73,650	22,816	22,418	398	—
PLN	JPM	10/10/14	40,312	12,739	12,171	568	—
RON	JPM	12/10/14	10,238	3,000	2,918	82	—
RON	JPM	12/10/14	160,213	46,609	45,656	953	—
RUB	BRC	10/15/14	5,120,070	132,302	129,121	3,181	—
RUB	BRC	10/30/14	935,280	24,000	23,547	453	—
RUB	JPM	10/17/14	1,002,531	25,912	25,277	635	—
TRY	JPM	10/08/14	43,340	19,841	19,003	838	—
ZAR	BRC	10/06/14	203,368	19,000	18,013	987	—
Total Forward Currency Sale Contracts				$973,860	$945,695	28,404	239
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$28,781	$137,110

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 30.7%
Argentina | 1.2%
Mastellone Hermanos SA, 12.625%, 07/03/21 (f)	USD	825	$839,167
YPF Sociedad Anonima, 8.750%, 04/04/24	USD	1,250	1,269,375
			2,108,542
Brazil | 2.5%
Banco do Brasil SA:
9.000%, 06/18/24 (f)	USD	1,550	1,515,280
9.000%, 06/18/24	USD	200	195,520
Gol LuxCo SA, 8.875%, 01/24/22 (f)	USD	1,325	1,305,788
OAS Finance, Ltd., 8.000%, 07/02/21 (f)	USD	500	491,875
Odebrecht Offshore Drilling Finance, Ltd., 6.625%, 10/01/23	USD	903	929,979
			4,438,442
Bulgaria | 0.6%
ContourGlobal Power Holdings SA:
7.125%, 06/01/19 (f)	USD	925	920,375
7.125%, 06/01/19	USD	200	199,000
			1,119,375
Chile | 0.6%
Colbun SA, 4.500%, 07/10/24	USD	200	199,500
GeoPark Latin America, Ltd., 7.500%, 02/11/20	USD	875	938,438
			1,137,938
China | 3.4%
BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21	USD	825	851,812
China Hongqiao Group, Ltd., 7.625%, 06/26/17	USD	600	615,720
Country Garden Holdings Co., Ltd., 7.250%, 04/04/21	USD	875	861,875
Honghua Group, Ltd., 7.450%, 09/25/19 (f)	USD	750	738,750
Kaisa Group Holdings, Ltd., 8.875%, 03/19/18	USD	825	839,438
Maoye International Holdings, Ltd.:
7.750%, 05/19/17 (f)	USD	825	845,625
7.750%, 05/19/17	USD	300	307,500
MIE Holdings Corp., 7.500%, 04/25/19	USD	875	901,679
			5,962,399
Description	Security Currency	Principal Amount (000)	Value
Colombia | 1.4%
Bancolombia SA, 5.125%, 09/11/22	USD	450	$451,125
Millicom International Cellular SA, 4.750%, 05/22/20	USD	900	859,500
Pacific Rubiales Energy Corp.:
5.125%, 03/28/23	USD	600	572,250
5.625%, 01/19/25 (f)	USD	575	554,128
			2,437,003
Georgia | 0.8%
Bank of Georgia JSC, 7.750%, 07/05/17	USD	1,375	1,471,250
Ghana | 0.6%
Kosmos Energy, Ltd., 7.875%, 08/01/21 (f)	USD	1,100	1,116,500
Guatemala | 0.8%
Comcel Trust, 6.875%, 02/06/24	USD	900	953,323
Industrial Senior Trust, 5.500%, 11/01/22	USD	550	548,449
			1,501,772
India | 0.8%
Greenko Dutch BV, 8.000%, 08/01/19 (f)	USD	1,350	1,327,428
Indonesia | 1.2%
Marquee Land Pte, Ltd., 9.750%, 08/05/19 (f)	USD	625	665,625
PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	300	214,500
PT Gajah Tunggal Tbk, 7.750%, 02/06/18	USD	850	858,500
PT Perusahaan Gas Negara Persero Tbk, 5.125%, 05/16/24	USD	450	454,500
			2,193,125
Iraq | 1.2%
Genel Energy Finance, Ltd., 7.500%, 05/14/19	USD	1,200	1,185,000
Gulf Keystone Petroleum, Ltd., 13.000%, 04/18/17	USD	1,000	887,700
			2,072,700
Kazakhstan | 0.9%
Halyk Savings Bank of Kazakhstan JSC, 7.250%, 01/28/21	USD	675	734,063
Nostrum Oil & Gas Finance BV, 6.375%, 02/14/19	USD	650	653,250
Zhaikmunai LP, 7.125%, 11/13/19	USD	200	209,000
			1,596,313

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
Kuwait | 0.6%
Kuwait Energy Co., 9.500%, 08/04/19	USD	1,100	$1,144,000
Macau | 0.5%
MCE Finance, Ltd., 5.000%, 02/15/21	USD	825	796,125
Malaysia | 2.1%
1MDB Global Investments, Ltd., 4.400%, 03/09/23	USD	3,700	3,738,165
Malta | 0.5%
BassDrill Beta, Ltd., 8.000%, 09/23/19	USD	900	904,500
Mexico | 3.1%
America Movil SAB de CV, 6.000%, 06/09/19	MXN	6,610	497,922
Cemex SAB de CV, 5.700%, 01/11/25 (f)	USD	1,075	1,041,137
Credito Real SAB de CV, 7.500%, 03/13/19	USD	900	963,000
Empresas ICA SAB de CV:
8.875%, 05/29/24	USD	375	384,045
8.875%, 05/29/24 (f)	USD	775	793,693
Mexichem SAB de CV, 4.875%, 09/19/22	USD	450	461,947
Mexico Generadora de Energia S de rl, 5.500%, 12/06/32	USD	450	451,125
Unifin Financiera SAPI de CV SOFOM ENR, 6.250%, 07/22/19 (f)	USD	850	828,646
			5,421,515
Nigeria | 1.2%
Diamond Bank PLC, 8.750%, 05/21/19 (f)	USD	650	649,594
FBN Finance Co. BV:
8.250%, 08/07/20	USD	1,100	1,126,735
8.000%, 07/23/21	USD	200	203,375
8.000%, 07/23/21 (f)	USD	200	203,375
			2,183,079
Panama | 0.3%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd., 8.375%, 05/10/20	USD	525	559,125
Paraguay | 0.5%
Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	USD	800	834,400
Russia | 2.3%
Alliance Oil Co., Ltd., 7.000%, 05/04/20	USD	625	515,625
Description	Security Currency	Principal Amount (000)	Value
ALROSA Finance SA, 7.750%, 11/03/20	USD	875	$905,450
EDC Finance, Ltd., 4.875%, 04/17/20	USD	900	810,000
Metalloinvest Finance, Ltd., 5.625%, 04/17/20	USD	1,175	1,075,125
Sberbank of Russia:
5.250%, 05/23/23	USD	425	377,719
5.500%, 02/26/24	USD	525	476,437
			4,160,356
Singapore | 2.8%
Alam Synergy Pte, Ltd., 9.000%, 01/29/19	USD	500	542,500
Deep Drilling 7 and 8 Pte, Ltd., 14.250%, 03/05/15	USD	350	364,438
Opus Offshore Ventures Pte, Ltd., 9.000%, 07/18/15	USD	1,000	1,007,500
Oro Negro Drilling Pte, Ltd., 7.500%, 01/24/19 (f)	USD	1,275	1,293,880
Ottawa Holdings Pte, Ltd., 5.875%, 05/16/18	USD	600	528,000
Pacnet, Ltd., 9.000%, 12/12/18	USD	1,200	1,275,000
			5,011,318
Uruguay | 0.3%
Navios South American Logistics, Inc., 7.250%, 05/01/22	USD	525	522,375
Vietnam | 0.5%
Vingroup JSC, 11.625%, 05/07/18	USD	750	848,805
Total Corporate Bonds (Identified cost $55,029,849)			54,606,550
Foreign Government Obligations | 44.7%
Angola | 2.0%
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	3,325	3,595,156
Bahrain | 3.1%
Kingdom of Bahrain, 6.000%, 09/19/44 (f)	USD	5,475	5,535,225
Belarus | 1.0%
Republic of Belarus, 8.950%, 01/26/18	USD	1,625	1,734,687
Bolivia | 2.0%
Bolivia Government Bonds:
4.875%, 10/29/22	USD	1,655	1,691,493
5.950%, 08/22/23	USD	1,725	1,852,777
			3,544,270
Brazil | 4.0%
Brazil NTN-B:

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
6.000%, 08/15/22	BRL	5,230	$5,271,681
6.000%, 08/15/50	BRL	1,880	1,830,550
			7,102,231
Colombia | 1.7%
Republic of Colombia:
12.000%, 10/22/15	COP	2,082,000	1,099,028
7.750%, 04/14/21	COP	320,000	171,394
5.625%, 02/26/44	USD	1,625	1,791,562
			3,061,984
Congo | 1.4%
Republic of Congo, 3.500%, 06/30/29 (g)	USD	2,648	2,446,168
Dominican Republic | 1.0%
Dominican Republic, 7.450%, 04/30/44	USD	1,600	1,720,000
Ecuador | 1.6%
Republic of Ecuador, 7.950%, 06/20/24 (f)	USD	2,725	2,872,416
Georgia | 0.3%
Republic of Georgia, 6.875%, 04/12/21	USD	550	610,500
Ghana | 2.2%
Republic of Ghana:
7.875%, 08/07/23	USD	800	805,200
8.125%, 01/18/26 (f)	USD	3,060	3,079,125
			3,884,325
Honduras | 1.0%
Honduras Government Bond, 7.500%, 03/15/24	USD	1,625	1,741,314
Indonesia | 1.5%
Indonesia Government Bond, 7.875%, 04/15/19	IDR	33,650,000	2,722,930
Iraq | 2.9%
Republic of Iraq, 5.800%, 01/15/28	USD	5,675	5,114,594
Ivory Coast | 2.5%
Ivory Coast, 5.750%, 12/31/32	USD	4,561	4,367,157
Kenya | 0.6%
Kenya Infrastructure Bond, 6.000%, 08/19/19	KES	17,850	168,946
Republic of Kenya, 6.875%, 06/24/24 (f)	USD	925	977,956
			1,146,902
Mexico | 1.2%
Mexican Bonos:
9.500%, 12/18/14	MXN	8,440	637,057
Description	Security Currency	Principal Amount (000)	Value
8.500%, 12/13/18	MXN	12,140	$1,023,414
7.750%, 11/13/42	MXN	4,960	405,210
			2,065,681
Mozambique | 2.0%
Republic of Mozambique, 6.305%, 09/11/20	USD	3,475	3,487,162
Pakistan | 2.4%
Islamic Republic of Pakistan:
8.250%, 04/15/24 (f)	USD	200	201,250
8.250%, 04/15/24	USD	3,975	3,999,844
			4,201,094
Panama | 1.3%
Republic of Panama:
4.000%, 09/22/24	USD	475	476,325
6.700%, 01/26/36	USD	1,420	1,748,275
			2,224,600
Paraguay | 2.6%
Republic of Paraguay:
4.625%, 01/25/23	USD	325	332,041
6.100%, 08/11/44 (f)	USD	3,500	3,707,576
6.100%, 08/11/44	USD	525	556,136
			4,595,753
Portugal | 3.0%
Republic of Portugal:
5.125%, 10/15/24 (f)	USD	3,525	3,655,495
5.125%, 10/15/24	USD	1,700	1,762,934
			5,418,429
Romania | 0.2%
Romania Government Bond, 5.950%, 06/11/21	RON	950	303,230
Rwanda | 1.0%
Republic of Rwanda, 6.625%, 05/02/23	USD	1,725	1,785,375
Senegal | 0.4%
Republic of Senegal, 8.750%, 05/13/21	USD	675	786,375
South Africa | 0.6%
Republic of South Africa:
6.750%, 03/31/21	ZAR	9,300	777,428
8.250%, 03/31/32	ZAR	3,260	273,912
			1,051,340
Venezuela | 1.2%
Republic of Venezuela:
7.000%, 12/01/18	USD	600	424,500
7.750%, 10/13/19	USD	600	430,509
9.000%, 05/07/23	USD	600	419,778
8.250%, 10/13/24	USD	725	481,811

Description	Security Currency	Principal Amount (000)	Value
Lazard Explorer Total Return Portfolio (continued)
7.650%, 04/21/25	USD	650	$418,953
			2,175,551
Total Foreign Government Obligations (Identified cost $79,576,060)			79,294,449
Quasi Government Bonds | 3.2%
Venezuela | 3.2%
Petroleos de Venezuela SA:
4.900%, 10/28/14	USD	2,580	2,541,945
5.250%, 04/12/17	USD	350	244,178
8.500%, 11/02/17	USD	350	273,437
6.000%, 05/16/24	USD	2,100	1,093,050
6.000%, 11/15/26	USD	2,175	1,122,082
5.500%, 04/12/37	USD	725	353,510
Total Quasi Government Bonds (Identified cost $5,948,161)			5,628,202

Description		Shares	Value
Warrant | 0.0%
Iraq | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Identified cost $0)		96,000	$0
Short-Term Investment | 27.8%
State Street Institutional Treasury Money Market Fund (Identified cost $49,425,397)		49,425,397	49,425,397
Total Investments l 106.4% (Identified cost $189,979,467) (b), (e)			$188,954,598
Liabilities in Excess of Cash and Other Assets l (6.4)%			(11,344,520)
Net Assets l 100.0%			$177,610,078

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	SCB	10/17/14	786,704	$710,000	$688,067	$—	$21,933
BRL	BRC	10/02/14	378,458	161,493	154,615	—	6,878
BRL	BRC	10/02/14	1,241,900	506,691	507,364	673	—
BRL	BRC	10/02/14	1,309,524	580,000	534,991	—	45,009
BRL	BRC	10/02/14	1,966,200	802,203	803,268	1,065	—
BRL	BRC	10/02/14	3,233,680	1,319,331	1,321,083	1,752	—
BRL	BRC	10/02/14	9,680,534	3,978,846	3,954,870	—	23,976
BRL	SCB	10/02/14	699,403	298,507	285,733	—	12,774
BRL	SCB	10/02/14	1,150,560	469,425	470,048	623	—
BRL	SCB	10/02/14	1,241,900	506,691	507,364	673	—
BRL	SCB	10/02/14	3,233,679	1,319,330	1,321,082	1,752	—
CAD	BRC	10/08/14	957,157	870,000	854,500	—	15,500
CAD	SCB	10/08/14	6,187	5,620	5,523	—	97
CAD	SCB	10/17/14	787,986	710,000	703,323	—	6,677
CNH	BRC	10/17/14	431,935	70,000	69,817	—	183
CNH	BRC	10/17/14	5,266,600	856,154	851,275	—	4,879
CNH	JPM	10/17/14	6,206,513	1,008,927	1,003,200	—	5,727
CNH	UBS	10/17/14	4,719,125	767,100	762,783	—	4,317
COP	BRC	10/08/14	180,871,686	89,451	89,277	—	174
COP	BRC	10/08/14	671,871,605	345,489	331,633	—	13,856
COP	BRC	10/08/14	1,094,912,500	550,000	540,444	—	9,556
COP	HSB	10/08/14	671,871,605	344,693	331,633	—	13,060
COP	SCB	10/08/14	1,094,170,000	550,000	540,078	—	9,922
COP	UBS	10/08/14	671,871,604	344,903	331,633	—	13,270
EUR	BRC	10/08/14	290,000	374,086	366,299	—	7,787
EUR	BRC	10/08/14	290,000	374,086	366,299	—	7,787
EUR	HSB	10/08/14	510,000	657,874	644,180	—	13,694
EUR	JPM	10/08/14	470,000	606,277	593,657	—	12,620
EUR	JPM	10/08/14	4,279,539	5,430,735	5,405,482	—	25,253
EUR	JPM	10/17/14	787,234	998,488	994,412	—	4,076
EUR	UBS	10/08/14	430,000	554,679	543,133	—	11,546
EUR	UBS	10/08/14	550,000	709,472	694,704	—	14,768
EUR	UBS	10/08/14	1,472,411	1,868,490	1,859,802	—	8,688
HUF	UBS	10/08/14	206,124,750	839,612	837,706	—	1,906
HUF	UBS	10/08/14	206,124,750	839,783	837,706	—	2,077
IDR	BRC	10/08/14	1,402,800,000	119,103	115,009	—	4,094
IDR	BRC	10/08/14	4,860,000,000	405,000	398,449	—	6,551
IDR	BRC	10/17/14	11,440,483,353	959,772	936,539	—	23,233
IDR	BRC	11/06/14	34,876,685,439	2,871,454	2,845,470	—	25,984
IDR	JPM	10/08/14	47,046,850,000	3,985,164	3,857,159	—	128,005
IDR	SCB	10/08/14	4,856,355,000	405,000	398,151	—	6,849
IDR	SCB	10/08/14	5,719,200,000	480,000	468,891	—	11,109
IDR	SCB	10/17/14	597,750,000	50,000	48,933	—	1,067
IDR	SCB	10/17/14	5,894,700,000	490,000	482,551	—	7,449

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
IDR	SCB	10/17/14	11,985,507,839	$1,004,653	$981,156	$—	$23,497
IDR	UBS	10/17/14	7,347,183,412	616,323	601,454	—	14,869
INR	BRC	10/08/14	31,283,400	510,000	505,970	—	4,030
INR	BRC	10/08/14	88,443,016	1,452,266	1,430,456	—	21,810
INR	BRC	10/17/14	30,120,850	492,654	486,197	—	6,457
INR	BRC	10/17/14	34,918,200	570,000	563,634	—	6,366
INR	BRC	11/07/14	119,726,416	1,942,665	1,923,615	—	19,050
INR	CIT	10/17/14	65,235,200	1,066,806	1,052,997	—	13,809
INR	HSB	10/08/14	91,279,010	1,498,096	1,476,324	—	21,772
INR	HSB	11/07/14	91,279,010	1,480,360	1,466,557	—	13,803
INR	JPM	10/08/14	93,217,970	1,529,668	1,507,685	—	21,983
INR	JPM	10/17/14	108,553,450	1,774,126	1,752,220	—	21,906
INR	JPM	11/07/14	93,217,970	1,512,297	1,497,710	—	14,587
INR	SCB	10/08/14	13,920,750	230,000	225,151	—	4,849
INR	SCB	10/08/14	31,278,300	510,000	505,888	—	4,112
INR	SCB	10/08/14	91,279,010	1,498,465	1,476,324	—	22,141
INR	SCB	10/17/14	3,051,500	50,000	49,256	—	744
INR	SCB	10/17/14	30,120,850	492,694	486,197	—	6,497
INR	SCB	11/07/14	136,478,060	2,214,474	2,192,759	—	21,715
INR	UBS	10/08/14	8,473,500	140,000	137,048	—	2,952
INR	UBS	10/08/14	91,279,010	1,497,605	1,476,325	—	21,280
INR	UBS	11/07/14	99,752,510	1,617,652	1,602,699	—	14,953
MXN	BRC	10/08/14	5,160,504	392,419	384,077	—	8,342
MXN	BRC	10/17/14	526,701	40,000	39,176	—	824
MXN	BRC	10/17/14	22,466,548	1,696,651	1,671,051	—	25,600
MXN	BRC	11/06/14	5,160,504	381,525	383,303	1,778	—
MXN	HSB	10/08/14	13,083,675	995,145	973,768	—	21,377
MXN	HSB	11/06/14	13,083,675	967,527	971,806	4,279	—
MXN	JPM	10/08/14	13,083,676	995,233	973,768	—	21,465
MXN	JPM	11/06/14	13,083,676	967,536	971,806	4,270	—
MXN	SCB	10/08/14	14,294,124	1,080,000	1,063,858	—	16,142
MXN	SCB	10/17/14	8,883,195	670,000	660,728	—	9,272
MXN	SCB	11/06/14	14,294,124	1,056,937	1,061,714	4,777	—
MXN	UBS	10/08/14	13,083,676	994,556	973,769	—	20,787
MXN	UBS	10/17/14	22,466,548	1,693,020	1,671,051	—	21,969
MXN	UBS	11/06/14	13,083,676	967,091	971,807	4,716	—
MYR	BRC	10/08/14	78,541	24,485	23,932	—	553
MYR	BRC	10/08/14	1,103,284	342,847	336,178	—	6,669
MYR	BRC	10/08/14	1,151,135	356,190	350,759	—	5,431
MYR	JPM	10/08/14	1,503,771	465,319	458,210	—	7,109
MYR	SCB	10/08/14	1,695,743	527,152	516,705	—	10,447
MYR	SCB	10/08/14	2,676,501	830,000	815,549	—	14,451
MYR	SCB	10/17/14	546,300	170,251	166,360	—	3,891
MYR	UBS	10/08/14	221,351	68,491	67,447	—	1,044

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (continued)
PEN	CIT	10/09/14	1,277,388	$442,003	$441,491	$—	$512
PEN	SCB	10/09/14	1,277,388	441,392	441,491	99	—
PEN	SCB	10/09/14	2,371,310	830,000	819,572	—	10,428
PHP	BRC	10/08/14	679,712	15,130	15,144	14	—
PHP	BRC	10/08/14	33,280,404	751,251	741,466	—	9,785
PHP	BRC	10/08/14	51,879,450	1,183,112	1,155,841	—	27,271
PHP	BRC	10/17/14	5,301,600	120,000	118,092	—	1,908
PHP	BRC	10/17/14	17,933,400	407,115	399,464	—	7,651
PHP	BRC	10/17/14	33,280,404	753,291	741,315	—	11,976
PHP	CIT	10/17/14	17,929,755	407,263	399,382	—	7,881
PHP	HSB	10/17/14	45,552,150	1,034,289	1,014,666	—	19,623
PHP	JPM	10/08/14	44,908,029	1,013,268	1,000,522	—	12,746
PHP	JPM	10/17/14	44,908,029	1,016,709	1,000,318	—	16,391
PHP	SCB	10/08/14	877,200	20,000	19,543	—	457
PHP	SCB	10/17/14	32,866,550	748,038	732,096	—	15,942
PHP	UBS	10/08/14	25,939,723	590,848	577,920	—	12,928
PLN	BRC	10/08/14	210,196	63,301	63,472	171	—
PLN	BRC	10/08/14	6,411,091	1,998,194	1,935,922	—	62,272
PLN	JPM	10/08/14	9,131,311	2,846,569	2,757,332	—	89,237
PLN	UBS	10/08/14	6,411,091	1,997,972	1,935,923	—	62,049
RON	BRC	10/17/14	2,572,394	754,456	735,794	—	18,662
RON	JPM	10/17/14	3,475,243	1,019,253	994,041	—	25,212
RON	UBS	10/08/14	534,476	153,775	152,978	—	797
RON	UBS	10/08/14	534,476	153,563	152,978	—	585
RUB	JPM	10/08/14	23,414,965	642,166	590,630	—	51,536
RUB	UBS	10/08/14	23,414,965	641,963	590,630	—	51,333
SGD	JPM	10/08/14	979,294	770,249	767,650	—	2,599
SGD	SCB	10/08/14	995,206	782,702	780,123	—	2,579
SGD	UBS	10/08/14	276,898	217,807	217,055	—	752
THB	BRC	10/08/14	23,750,549	742,785	732,269	—	10,516
THB	JPM	10/08/14	31,561,265	987,215	973,086	—	14,129
THB	JPM	10/08/14	57,540,170	1,780,327	1,774,059	—	6,268
TRY	JPM	10/08/14	1,884,170	864,576	826,163	—	38,413
TRY	SCB	10/08/14	1,884,170	863,348	826,163	—	37,185
TRY	SCB	10/17/14	1,447,420	650,000	633,203	—	16,797
TRY	UBS	10/08/14	1,884,172	863,151	826,164	—	36,987
TWD	JPM	10/17/14	26,204,290	867,118	861,504	—	5,614
TWD	UBS	10/17/14	26,204,290	867,118	861,504	—	5,614
UYU	JPM	10/08/14	22,278,550	919,082	899,404	—	19,678
ZAR	BRC	10/08/14	12,145,485	1,076,038	1,075,407	—	631
ZAR	BRC	10/17/14	11,117,986	1,009,436	982,979	—	26,457
ZAR	HSB	10/08/14	10,863,300	1,015,593	961,877	—	53,716
ZAR	JPM	10/08/14	10,863,300	1,014,583	961,877	—	52,706
ZAR	JPM	10/08/14	10,863,300	1,014,616	961,877	—	52,739

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts (concluded)
ZAR	SCB	10/17/14	32,768	$2,960	$2,897	$—	$63
ZAR	UBS	10/08/14	10,863,297	1,014,640	961,877	—	52,763
Total Forward Currency Purchase Contracts				$116,935,373	$114,977,741	$26,642	$1,984,274
Forward Currency Sale Contracts
AUD	BRC	10/17/14	1,308,136	$1,192,910	$1,144,123	$48,787	$—
BRL	BRC	10/02/14	378,458	154,410	154,615	—	205
BRL	BRC	10/02/14	1,241,900	550,000	507,364	42,636	—
BRL	BRC	10/02/14	1,309,524	534,282	534,991	—	709
BRL	BRC	10/02/14	1,966,200	870,000	803,268	66,732	—
BRL	BRC	10/02/14	3,233,680	1,413,631	1,321,083	92,548	—
BRL	BRC	10/02/14	9,680,534	3,949,626	3,954,870	—	5,244
BRL	BRC	11/04/14	9,680,534	3,943,834	3,919,885	23,949	—
BRL	SCB	10/02/14	699,403	285,354	285,733	—	379
BRL	SCB	10/02/14	1,150,560	510,000	470,048	39,952	—
BRL	SCB	10/02/14	1,241,900	550,000	507,364	42,636	—
BRL	SCB	10/02/14	3,233,679	1,414,558	1,321,082	93,476	—
CAD	SCB	10/08/14	963,344	885,289	860,024	25,265	—
CAD	SCB	10/17/14	1,444,752	1,314,852	1,289,524	25,328	—
CNH	BRC	10/17/14	3,604,478	585,000	582,616	2,384	—
CNH	BRC	10/17/14	3,604,478	585,000	582,616	2,384	—
CNH	SCB	10/17/14	246,492	40,000	39,842	158	—
COP	BRC	10/08/14	967,137,500	490,000	477,375	12,625	—
COP	BRC	11/06/14	180,871,686	89,205	89,068	137	—
COP	HSB	10/08/14	651,717,000	330,000	321,685	8,315	—
COP	JPM	10/08/14	909,420,000	460,000	448,886	11,114	—
COP	SCB	10/08/14	890,010,000	440,000	439,305	695	—
COP	SCB	10/08/14	967,284,500	490,000	477,447	12,553	—
EUR	BRC	10/08/14	387,291	500,000	489,187	10,813	—
EUR	BRC	10/08/14	450,467	583,000	568,984	14,016	—
EUR	BRC	10/08/14	2,894,320	3,818,230	3,655,813	162,417	—
EUR	BRC	10/17/14	38,910	50,000	49,151	849	—
EUR	BRC	10/17/14	581,924	754,456	735,070	19,386	—
EUR	JPM	10/08/14	1,269,828	1,675,449	1,603,919	71,530	—
EUR	JPM	10/17/14	1,157	1,470	1,462	8	—
EUR	JPM	10/17/14	786,076	1,019,253	992,950	26,303	—
EUR	JPM	11/06/14	4,279,539	5,431,766	5,406,510	25,256	—
EUR	SCB	10/08/14	450,433	583,000	568,942	14,058	—
EUR	SCB	10/08/14	542,207	700,000	684,861	15,139	—
EUR	SCB	10/08/14	1,388,312	1,770,000	1,753,575	16,425	—
EUR	SCB	10/08/14	1,898,587	2,505,375	2,398,103	107,272	—
EUR	SCB	10/17/14	1,333,492	1,727,259	1,684,430	42,829	—
EUR	SCB	11/06/14	2,829,367	3,590,000	3,574,451	15,549	—
EUR	UBS	10/08/14	441,511	570,000	557,673	12,327	—
EUR	UBS	10/08/14	451,244	584,000	569,966	14,034	—

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
EUR	UBS	10/08/14	1,269,828	$1,675,170	$1,603,919	$71,251	$—
EUR	UBS	11/06/14	1,472,411	1,868,844	1,860,154	8,690	—
HUF	SCB	11/06/14	27,091,350	110,000	110,035	—	35
HUF	UBS	10/08/14	206,124,750	868,332	837,706	30,626	—
HUF	UBS	10/08/14	206,124,750	868,442	837,706	30,736	—
HUF	UBS	11/06/14	206,124,750	839,117	837,203	1,914	—
HUF	UBS	11/06/14	206,124,750	839,288	837,203	2,085	—
IDR	BRC	10/08/14	6,747,220,191	571,459	553,174	18,285	—
IDR	BRC	10/08/14	34,876,685,439	2,889,535	2,859,382	30,153	—
IDR	HSB	10/08/14	9,005,851,507	762,110	738,349	23,761	—
IDR	JPM	10/08/14	3,074,760,000	260,000	252,086	7,914	—
IDR	SCB	10/08/14	2,366,000,000	200,000	193,978	6,022	—
IDR	UBS	10/08/14	3,311,000,000	280,000	271,454	8,546	—
IDR	UBS	10/08/14	4,503,687,863	381,055	369,237	11,818	—
INR	BRC	10/08/14	119,726,416	1,951,531	1,936,426	15,105	—
INR	BRC	11/07/14	23,440,032	377,517	376,605	912	—
INR	BRC	11/07/14	27,100,500	435,000	435,417	—	417
INR	HSB	10/08/14	91,279,010	1,487,356	1,476,325	11,031	—
INR	JPM	10/08/14	93,217,970	1,519,445	1,507,685	11,760	—
INR	JPM	11/07/14	39,410,714	635,042	633,202	1,840	—
INR	SCB	10/08/14	136,478,060	2,224,944	2,207,363	17,581	—
INR	SCB	11/07/14	27,096,150	435,000	435,347	—	347
INR	SCB	11/07/14	35,232,403	567,441	566,070	1,371	—
INR	UBS	10/08/14	99,752,510	1,625,693	1,613,373	12,320	—
MXN	BRC	10/08/14	5,160,504	382,260	384,077	—	1,817
MXN	HSB	10/08/14	13,083,675	969,305	973,769	—	4,464
MXN	JPM	10/08/14	13,083,676	969,399	973,769	—	4,370
MXN	SCB	10/08/14	14,294,124	1,058,981	1,063,858	—	4,877
MXN	SCB	10/17/14	528,824	40,000	39,334	666	—
MXN	UBS	10/08/14	13,083,676	968,954	973,769	—	4,815
MYR	BRC	10/08/14	5,722,093	1,790,000	1,743,562	46,438	—
MYR	BRC	10/17/14	1,423,180	440,000	433,387	6,613	—
MYR	JPM	10/08/14	2,653,178	830,000	808,442	21,558	—
MYR	SCB	10/17/14	1,423,180	440,000	433,387	6,613	—
PEN	CIT	10/09/14	2,463,043	863,347	851,277	12,070	—
PEN	CIT	10/17/14	2,591,640	903,798	894,363	9,435	—
PEN	CIT	11/06/14	1,277,388	439,463	439,201	262	—
PEN	JPM	10/17/14	1,294,900	451,405	446,864	4,541	—
PEN	SCB	10/09/14	2,463,043	864,013	851,277	12,736	—
PEN	SCB	10/17/14	329,120	114,556	113,578	978	—
PEN	SCB	11/06/14	1,277,388	438,814	439,201	—	387
PHP	BRC	10/08/14	8,924,838	204,370	198,840	5,530	—
PHP	BRC	10/08/14	30,117,551	671,518	671,000	518	—
PHP	BRC	10/08/14	30,897,646	707,040	688,380	18,660	—

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2014 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (continued)
PHP	BRC	10/17/14	27,767,250	$630,000	$618,510	$11,490	$—
PHP	BRC	10/17/14	33,280,404	750,996	741,315	9,681	—
PHP	BRC	11/06/14	679,712	15,123	15,133	—	10
PHP	JPM	10/08/14	20,587,258	471,320	458,671	12,649	—
PHP	JPM	10/08/14	30,070,545	671,517	669,952	1,565	—
PHP	JPM	10/17/14	44,908,029	1,012,765	1,000,318	12,447	—
PHP	SCB	10/08/14	18,286,632	418,650	407,414	11,236	—
PHP	SCB	10/08/14	18,680,049	416,965	416,179	786	—
PHP	SCB	10/17/14	23,661,071	536,654	527,046	9,608	—
PHP	UBS	10/17/14	31,886,904	723,346	710,275	13,071	—
PLN	BRC	10/08/14	867,639	266,000	261,996	4,004	—
PLN	BRC	10/08/14	1,213,955	374,085	366,571	7,514	—
PLN	BRC	10/08/14	1,214,839	374,085	366,838	7,247	—
PLN	BRC	10/08/14	1,698,573	515,000	512,909	2,091	—
PLN	BRC	10/08/14	1,698,573	515,000	512,909	2,091	—
PLN	BRC	10/08/14	1,905,667	585,000	575,444	9,556	—
PLN	HSB	10/08/14	2,136,441	657,874	645,129	12,745	—
PLN	JPM	10/08/14	1,967,467	606,276	594,105	12,171	—
PLN	SCB	10/08/14	903,657	277,000	272,872	4,128	—
PLN	SCB	10/08/14	1,674,356	510,000	505,596	4,404	—
PLN	SCB	10/08/14	1,905,638	585,000	575,435	9,565	—
PLN	UBS	10/08/14	871,034	267,000	263,021	3,979	—
PLN	UBS	10/08/14	1,800,195	554,678	543,595	11,083	—
PLN	UBS	10/08/14	2,305,655	709,472	696,226	13,246	—
RON	JPM	10/17/14	3,475,243	998,488	994,041	4,447	—
RON	SCB	11/06/14	534,476	153,382	152,659	723	—
RON	UBS	10/08/14	534,476	159,578	152,977	6,601	—
RON	UBS	10/08/14	534,476	159,583	152,978	6,605	—
RON	UBS	11/06/14	534,476	153,158	152,660	498	—
RUB	BRC	10/08/14	24,077,850	645,000	607,351	37,649	—
RUB	JPM	10/08/14	24,090,750	645,000	607,676	37,324	—
SGD	BRC	10/17/14	63,023	50,000	49,402	598	—
SGD	BRC	10/17/14	1,794,017	1,417,719	1,406,290	11,429	—
SGD	BRC	11/06/14	493,506	388,151	386,844	1,307	—
SGD	BRC	11/06/14	714,510	560,001	560,083	—	82
SGD	HSB	10/08/14	489,666	387,125	383,840	3,285	—
SGD	JPM	10/08/14	489,628	387,125	383,810	3,315	—
SGD	JPM	10/17/14	1,794,017	1,417,943	1,406,290	11,653	—
SGD	JPM	11/06/14	716,239	561,316	561,438	—	122
SGD	JPM	11/06/14	958,852	754,081	751,615	2,466	—
SGD	JPM	11/06/14	979,294	770,203	767,639	2,564	—
SGD	SCB	10/08/14	995,206	786,836	780,123	6,713	—
SGD	SCB	10/17/14	1,794,017	1,418,179	1,406,290	11,889	—
SGD	SCB	11/06/14	712,881	558,684	558,806	—	122

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
SGD	SCB	11/06/14	861,731	$677,768	$675,485	$2,283	$—
SGD	SCB	11/06/14	995,206	782,653	780,112	2,541	—
SGD	UBS	10/08/14	276,898	218,914	217,055	1,859	—
SGD	UBS	11/06/14	276,898	217,793	217,052	741	—
THB	BRC	10/08/14	2,586,400	80,737	79,743	994	—
THB	BRC	10/08/14	11,379,944	352,517	350,863	1,654	—
THB	JPM	10/08/14	24,032,543	744,479	740,963	3,516	—
THB	JPM	10/17/14	23,674,984	733,949	729,629	4,320	—
THB	JPM	11/06/14	57,540,170	1,777,412	1,771,644	5,768	—
THB	SCB	10/08/14	3,843,960	120,000	118,516	1,484	—
THB	SCB	10/08/14	21,723,217	673,004	669,763	3,241	—
THB	SCB	10/08/14	49,285,920	1,538,742	1,519,567	19,175	—
THB	SCB	10/17/14	2,258,900	70,000	69,616	384	—
THB	SCB	10/17/14	23,674,984	734,222	729,629	4,593	—
TRY	BRC	10/17/14	2,877,373	1,296,895	1,258,766	38,129	—
TRY	JPM	10/08/14	975,025	434,081	427,525	6,556	—
TRY	SCB	10/08/14	732,241	325,918	321,070	4,848	—
TRY	SCB	10/08/14	997,347	439,186	437,313	1,873	—
TRY	SCB	10/08/14	998,492	440,000	437,815	2,185	—
TRY	SCB	10/08/14	1,949,407	890,000	854,768	35,232	—
TRY	SCB	10/17/14	2,877,373	1,296,990	1,258,765	38,225	—
TWD	JPM	10/17/14	26,204,290	873,476	861,503	11,973	—
TWD	UBS	10/17/14	26,204,290	873,404	861,504	11,900	—
UYU	CIT	10/08/14	11,192,400	453,134	451,847	1,287	—
UYU	JPM	10/08/14	11,086,150	448,288	447,558	730	—
ZAR	BRC	10/08/14	4,663,418	435,000	412,917	22,083	—
ZAR	BRC	10/08/14	5,114,851	461,971	452,888	9,083	—
ZAR	BRC	10/08/14	9,773,515	907,000	865,384	41,616	—
ZAR	BRC	10/17/14	5,575,301	505,000	492,931	12,069	—
ZAR	BRC	11/06/14	12,145,485	1,070,839	1,070,313	526	—
ZAR	JPM	10/08/14	4,978,746	464,336	440,837	23,499	—
ZAR	SCB	10/08/14	3,592,096	320,000	318,058	1,942	—
ZAR	SCB	10/08/14	3,920,254	365,664	347,114	18,550	—
ZAR	SCB	10/08/14	4,662,983	435,000	412,878	22,122	—
ZAR	SCB	10/08/14	4,881,075	453,000	432,189	20,811	—
ZAR	SCB	10/08/14	5,070,825	450,000	448,990	1,010	—
ZAR	SCB	10/17/14	5,575,453	505,000	492,945	12,055	—
ZAR	UBS	10/08/14	4,204,200	390,000	372,256	17,744	—
ZAR	UBS	10/08/14	4,736,719	428,029	419,407	8,622	—
Total Forward Currency Sale Contracts				$132,660,512	$130,346,044	2,342,870	28,402
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$2,369,512	$2,012,676

Lazard Explorer Total Return Portfolio (concluded)

Credit Default Swap Agreements open at September 30, 2014:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Market CDS EM20 Series 9PA	BRC	2,179,200	06/20/19	(5.000%)	$(202,555)	$(218,356)	$15,801	$-
Market CDS EM20 Series 9PA	JPM	3,264,000	06/20/19	(5.000%)	(303,386)	(352,512)	49,126	-
Market CDS EM20 Series 9PA	JPM	2,640,000	06/20/19	(5.000%)	(245,386)	(279,840)	34,454	-
Market CDS EM20 Series 9PA	JPM	2,352,000	06/20/19	(5.000%)	(218,616)	(249,782)	31,166	-
Market CDS EM22 Series 9PA	BRC	3,360,000	06/20/19	(5.000%)	(312,309)	(304,080)	-	8,229
Market CDS EM22 Series 9PA	BRC	2,116,800	06/20/19	(5.000%)	(196,755)	(220,380)	23,625	-
Market CDS EM22 Series 9PA	BRC	1,833,600	06/20/19	(5.000%)	(170,431)	(184,460)	14,029	-
Market CDS EM22 Series 9PA	BRC	1,324,800	06/20/19	(5.000%)	(123,139)	(137,514)	14,375	-
Market CDS EM22 Series 9PA	JPM	3,076,800	06/20/19	(5.000%)	(285,986)	(321,527)	35,541	-
Market CDS EM22 Series 9PA	JPM	2,935,000	06/20/19	(5.000%)	(261,755)	(261,755)	-	-
Market CDS EM22 Series 9PA	JPM	2,846,400	06/20/19	(5.000%)	(264,570)	(284,640)	20,070	-
Market CDS EM22 Series 9PA	JPM	2,065,000	06/20/19	(5.000%)	(187,337)	(187,337)	-	-
Market CDS EM22 Series 9PA	JPM	2,000,000	06/20/19	(5.000%)	(174,336)	(174,336)	-	-
Market CDS EM22 Series 9PA	JPM	1,344,000	06/20/19	(5.000%)	(124,924)	(133,056)	8,132	-
Republic of Brazil	BRC	9,010,000	12/20/19	(1.000%)	329,000	252,615	76,385	-
Republic of Brazil	JPM	4,050,000	12/20/19	(1.000%)	147,885	111,622	36,263	-
Total Credit Default Swap Agreements					$(2,594,600)	$(2,945,338)	$358,967	$8,229

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 97.0%
Aerospace & Defense | 3.2%
B/E Aerospace, Inc., 5.250%, 04/01/22	$1,300	$1,400,750
Bombardier, Inc., 7.750%, 03/15/20 (f)	1,600	1,744,320
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,500	1,567,500
Triumph Group, Inc., 4.875%, 04/01/21	1,400	1,372,000
		6,084,570
Apparel & Textiles | 0.7%
Levi Strauss & Co., 7.625%, 05/15/20	1,300	1,371,500
Automotive | 3.3%
Chrysler Group LLC, 8.250%, 06/15/21	1,400	1,526,000
Dana Holding Corp., 6.500%, 02/15/19	1,500	1,556,250
Schaeffler Finance BV:
7.750%, 02/15/17 (f)	250	271,875
4.750%, 05/15/21 (f)	1,000	997,500
The Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,775	1,899,250
		6,250,875
Building Materials | 2.1%
HD Supply, Inc., 8.125%, 04/15/19	1,400	1,512,000
Masco Corp., 6.125%, 10/03/16	1,500	1,600,500
USG Corp., 9.750%, 01/15/18	675	783,000
Vulcan Materials Co., 6.500%, 12/01/16	215	232,200
		4,127,700
Cable Television | 5.4%
Cablevision Systems Corp., 7.750%, 04/15/18	1,500	1,625,625
CCO Holdings LLC, 5.250%, 03/15/21	1,950	1,911,000
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (f)	1,800	1,851,750
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,596,000
Unitymedia Hessen GmbH & Co. KG, 7.500%, 03/15/19 (f)	1,400	1,480,500
Description	Principal Amount (000)	Value
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (f)	$1,810	$1,823,575
		10,288,450
Chemicals | 4.3%
Chemtura Corp., 5.750%, 07/15/21	1,400	1,386,000
Eagle Spinco, Inc., 4.625%, 02/15/21	1,400	1,344,000
Huntsman International LLC, 4.875%, 11/15/20	1,600	1,576,000
Ineos Finance PLC, 7.500%, 05/01/20 (f)	1,400	1,491,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	964,678
Tronox Finance LLC, 6.375%, 08/15/20	1,400	1,405,250
		8,166,928
Communications Equipment | 0.8%
CommScope, Inc., 5.000%, 06/15/21 (f)	1,500	1,470,000
Computer Services | 2.8%
Activision Blizzard, Inc., 5.625%, 09/15/21 (f)	1,400	1,456,000
First Data Corp.:
8.875%, 08/15/20 (f)	850	911,625
6.750%, 11/01/20 (f)	260	275,600
iGATE Corp., 4.750%, 04/15/19 (f)	1,500	1,455,000
Nuance Communications, Inc., 5.375%, 08/15/20 (f)	1,373	1,342,108
		5,440,333
Consumer Products | 0.7%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (f)	1,500	1,398,750
Diversified | 1.5%
Amsted Industries, Inc., 5.000%, 03/15/22 (f)	1,700	1,651,125
Griffon Corp., 5.250%, 03/01/22	1,400	1,333,500
		2,984,625
Electric Generation | 1.9%
AES Corp.:
8.000%, 10/15/17	180	202,050
7.375%, 07/01/21	1,095	1,226,400
Calpine Corp., 6.000%, 01/15/22 (f)	1,500	1,586,250
NRG Energy, Inc., 8.250%, 09/01/20	525	562,406
		3,577,106

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
Electronics | 0.8%
Amkor Technologies, Inc., 6.625%, 06/01/21	$1,400	$1,459,500
Energy Exploration & Production | 2.4%
Chesapeake Energy Corp., 5.375%, 06/15/21	1,450	1,484,438
Denbury Resources, Inc., 5.500%, 05/01/22	1,400	1,386,000
Linn Energy LLC, 6.500%, 05/15/19	1,750	1,715,000
		4,585,438
Energy Services | 2.1%
Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	596	598,980
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	1,600	1,520,000
PBF Holding Co. LLC, 8.250%, 02/15/20	900	942,750
Plains Exploration & Production Co., 6.500%, 11/15/20	910	996,559
		4,058,289
Environmental | 0.9%
Clean Harbors, Inc., 5.250%, 08/01/20	1,750	1,750,000
Financial Services | 2.4%
Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,481,250
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,541,250
International Lease Finance Corp.:
8.625%, 09/15/15	500	528,800
5.750%, 05/15/16	500	522,500
8.750%, 03/15/17	500	557,500
		4,631,300
Food & Beverages | 4.3%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,428,750
Big Heart Pet Brands, 7.625%, 02/15/19	1,039	1,031,207
Constellation Brands, Inc., 7.250%, 05/15/17	950	1,056,875
HJ Heinz Co., 4.250%, 10/15/20	1,600	1,590,000
Post Holdings, Inc., 7.375%, 02/15/22	1,650	1,633,500
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,477,500
		8,217,832
Description	Principal Amount (000)	Value
Forest & Paper Products | 1.8%
Cascades, Inc., 5.500%, 07/15/22 (f)	$1,500	$1,455,000
Smurfit Kappa Acquisitions, 4.875%, 09/15/18 (f)	1,050	1,071,000
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	750	855,000
		3,381,000
Gaming | 3.4%
Boyd Gaming Corp., 9.125%, 12/01/18	1,350	1,407,375
Marina District Finance Co., Inc., 9.875%, 08/15/18	500	523,750
MGM Resorts International, 6.625%, 12/15/21	1,000	1,055,000
Pinnacle Entertainment, Inc., 6.375%, 08/01/21	1,250	1,306,250
Scientific Games Corp., 8.125%, 09/15/18	350	336,875
Scientific Games International, Inc., 6.250%, 09/01/20	850	709,750
Wynn Las Vegas LLC, 7.750%, 08/15/20	1,050	1,114,312
		6,453,312
Gas Distribution | 5.8%
AmeriGas Finance LLC, 6.750%, 05/20/20	1,525	1,586,000
Energy Transfer Equity LP, 7.500%, 10/15/20	1,250	1,390,625
Ferrellgas Partners LP:
8.625%, 06/15/20	520	540,800
6.500%, 05/01/21	500	488,750
Kinder Morgan, Inc.:
7.000%, 06/15/17	650	716,625
5.000%, 02/15/21 (f)	1,275	1,329,187
NGPL PipeCo LLC, 7.119%, 12/15/17 (f)	505	505,000
Regency Energy Partners LP, 5.750%, 09/01/20	1,300	1,352,000
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (f)	1,450	1,544,250
Suburban Propane Partners LP, 7.375%, 08/01/21	1,531	1,622,860
		11,076,097
Health Services | 6.4%
Biomet, Inc., 6.500%, 08/01/20	1,750	1,855,000
Community Health Systems, Inc., 8.000%, 11/15/19	1,400	1,494,780

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (continued)
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (f)	$1,097	$1,154,812
Fresenius US Finance II, Inc., 9.000%, 07/15/15 (f)	525	555,188
Grifols Worldwide Operations, Ltd., 5.250%, 04/01/22 (f)	1,475	1,456,562
HCA, Inc., 6.500%, 02/15/20	1,600	1,748,000
LifePoint Hospitals, Inc., 5.500%, 12/01/21	1,400	1,417,500
Service Corp. International, 6.750%, 04/01/16	750	789,375
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	694,750
4.375%, 10/01/21	1,250	1,196,875
		12,362,842
Leisure & Entertainment | 3.4%
ACCO Brands Corp., 6.750%, 04/30/20	1,750	1,811,250
Cedar Fair LP, 5.250%, 03/15/21	1,675	1,649,875
Regal Entertainment Group, 5.750%, 03/15/22	1,450	1,453,625
Royal Caribbean Cruises, Ltd., 7.250%, 06/15/16	330	357,225
Six Flags Entertainment Corp., 5.250%, 01/15/21 (f)	1,400	1,358,000
		6,629,975
Machinery | 1.4%
Terex Corp., 6.500%, 04/01/20	1,600	1,676,000
The Manitowoc Co., Inc., 8.500%, 11/01/20	1,000	1,075,000
		2,751,000
Media | 7.2%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,481,250
CBS Outdoor Americas Capital, Inc., 5.250%, 02/15/22 (f)	1,500	1,498,125
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,750	1,789,375
LIN Television Corp., 8.375%, 04/15/18	1,400	1,456,000
Nielsen Finance LLC, 5.000%, 04/15/22 (f)	1,800	1,759,500
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,871,500
Description	Principal Amount (000)	Value
Sirius XM Radio, Inc., 5.750%, 08/01/21 (f)	$1,500	$1,507,500
Starz LLC, 5.000%, 09/15/19	725	732,250
WMG Acquisition Corp., 6.000%, 01/15/21 (f)	1,620	1,640,250
		13,735,750
Metals & Mining | 1.6%
Calcipar SA, 6.875%, 05/01/18 (f)	1,350	1,390,500
First Quantum Minerals, Ltd.:
6.750%, 02/15/20 (f)	862	870,620
7.000%, 02/15/21 (f)	862	873,853
		3,134,973
Packaging | 2.6%
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,526,250
Sealed Air Corp., 8.125%, 09/15/19 (f)	1,775	1,917,000
Silgan Holdings, Inc., 5.000%, 04/01/20	1,475	1,482,375
		4,925,625
Pharmaceutical & Biotechnology | 1.2%
Mylan, Inc., 7.875%, 07/15/20 (f)	650	709,009
Valeant Pharmaceuticals International, 6.375%, 10/15/20 (f)	1,500	1,541,250
		2,250,259
Printing & Publishing | 2.8%
Gannett Co., Inc., 7.125%, 09/01/18	1,676	1,738,850
R.R. Donnelley & Sons Co., 7.250%, 05/15/18	1,016	1,127,760
The McClatchy Co., 9.000%, 12/15/22	1,100	1,188,000
Time, Inc., 5.750%, 04/15/22 (f)	1,425	1,364,438
		5,419,048
Real Estate | 2.4%
CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	1,600	1,644,000
DuPont Fabros Technology LP, 5.875%, 09/15/21	1,400	1,424,500
GLP Capital LP, 4.875%, 11/01/20	1,500	1,529,535
		4,598,035
Retail | 0.8%
Netflix, Inc., 5.375%, 02/01/21	1,450	1,479,000

Description	Principal Amount (000)	Value
Lazard US Corporate Income Portfolio (concluded)
Steel-Producers | 2.7%
AK Steel Corp., 7.625%, 05/15/20	$275	$271,563
ArcelorMittal SA, 6.000%, 03/01/21	1,400	1,471,750
Steel Dynamics, Inc., 6.125%, 08/15/19	1,800	1,901,250
United States Steel Corp., 6.050%, 06/01/17	1,475	1,567,187
		5,211,750
Support Services | 3.4%
Algeco Scotsman Global Finance PLC, 8.500%, 10/15/18 (f)	1,250	1,281,250
Audatex North America, Inc., 6.000%, 06/15/21 (f)	1,400	1,435,000
Avis Budget Car Finance, Inc., 5.125%, 06/01/22 (f)	1,600	1,572,000
The ADT Corp., 6.250%, 10/15/21	1,400	1,449,000
United Rentals North America, Inc., 7.375%, 05/15/20	750	796,875
		6,534,125
Technology Hardware | 1.5%
Denali Borrower Finance Corp., 5.625%, 10/15/20 (f)	1,400	1,440,250
NCR Corp., 4.625%, 02/15/21	1,568	1,536,640
		2,976,890
Telecommunications | 7.4%
CenturyLink, Inc., 5.625%, 04/01/20	1,800	1,856,700
Equinix, Inc., 4.875%, 04/01/20	1,800	1,782,000
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,676,250
GCI, Inc., 8.625%, 11/15/19	1,000	1,030,000
Intelsat Jackson Holdings, Ltd., 7.250%, 04/01/19	1,300	1,365,000
SBA Telecommunications, Inc., 5.750%, 07/15/20	1,500	1,526,250
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,550,594
T-Mobile USA, Inc., 6.250%, 04/01/21	1,850	1,868,500
Windstream Corp., 8.125%, 09/01/18	1,575	1,641,937
		14,297,231
Description	Principal Amount (000)	Value
Transportation | 1.6%
Hapag-Lloyd AG, 9.750%, 10/15/17 (f)	$1,075	$1,118,000
Teekay Corp., 8.500%, 01/15/20	1,725	1,914,750
		3,032,750
Total Corporate Bonds (Identified cost $183,497,671)		186,112,858

Description	Shares	Value
Short-Term Investment | 1.5%
State Street Institutional Treasury Money Market Fund (Identified cost $2,821,021)	2,821,021	$2,821,021
Total Investments | 98.5% (Identified cost $186,318,692) (b)		$188,933,879
Cash and Other Assets in Excess of Liabilities | 1.5%		2,863,342
Net Assets | 100.0%		$191,797,221

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio
Corporate Bonds | 34.4%
Automotive | 2.0%
Ford Motor Credit Co. LLC, 8.000%, 12/15/16	$1,896	$2,156,651
Cable Television | 2.5%
DIRECTV Holdings LLC, 3.550%, 03/15/15	2,700	2,737,870
Chemicals | 2.1%
Albemarle Corp., 5.100%, 02/01/15	2,300	2,332,552
Financial Services | 18.9%
Bank of America Corp., 1.500%, 10/09/15	825	831,270
Bear Stearns Cos., LLC, 5.700%, 11/15/14	192	192,395
Citigroup, Inc.:
5.500%, 10/15/14	1,425	1,427,648
4.750%, 05/19/15	1,568	1,609,105
2.250%, 08/07/15	1,600	1,617,141
Goldman Sachs Group, Inc.:
5.000%, 10/01/14	709	709,000
5.500%, 11/15/14	340	342,148
3.300%, 05/03/15	2,045	2,077,638
3.700%, 08/01/15	1,760	1,804,264
JPMorgan Chase & Co., 3.400%, 06/24/15	2,666	2,721,941
Morgan Stanley:
6.000%, 04/28/15	3,645	3,757,313
5.375%, 10/15/15	1,100	1,152,021
Western Union Co., 5.930%, 10/01/16	2,326	2,536,173
		20,778,057
Media | 2.0%
Viacom, Inc., 1.250%, 02/27/15	2,200	2,207,343
Retail | 2.5%
CVS Caremark Corp., 3.250%, 05/18/15	1,936	1,969,915
Kroger Co., 4.950%, 01/15/15	775	785,015
		2,754,930
Technology | 4.2%
Amphenol Corp., 4.750%, 11/15/14	2,591	2,603,833
Equifax, Inc., 4.450%, 12/01/14	2,076	2,079,046
		4,682,879
Description	Principal Amount (000)	Value
Transportation | 0.2%
CSX Corp., 6.250%, 04/01/15	$233	$239,643
Total Corporate Bonds (Identified cost $37,896,649)		37,889,925
Municipal Bonds | 7.5%
California | 1.6%
California State Taxable Various Purpose:
1.050%, 02/01/16	1,175	1,180,581
5.500%, 03/01/16	575	612,674
		1,793,255
District Of Columbia | 0.5%
District of Columbia Revenue National Public Radio Series A, 5.000%, 04/01/43 (Pre-Refunded to 04/01/15 @ $100) (h)	500	511,930
Illinois | 0.5%
Railsplitter Illinois Tobacco Settlement Authority, 4.125%, 06/01/16	500	526,095
Kentucky | 2.5%
Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18	2,668	2,771,110
Maryland | 0.5%
Washington Maryland Suburban Sanitary District Sewer Disposal, 5.000%, 06/01/20 (Pre-Refunded to 06/01/15 @ $100) (h)	500	516,085
Massachusetts | 0.9%
Massachusetts State Construction Loan Series A, 5.000%, 03/01/17 (Pre-Refunded to 03/01/15 @ $100) (h)	500	509,920
Massachusetts State School Building Authority Sales Tax Revenue Series A, 5.000%, 08/15/17 (Pre-Refunded to 08/15/15 @ $100) (h)	500	521,085
		1,031,005
Michigan | 0.5%
Michigan State Hospital Finance Authority Series A Trinity Health, 5.250%, 12/01/15	500	529,330
Virginia | 0.5%
Richmond VA Public Improvement Series A, 5.000%, 07/15/17 (Pre-Refunded to 07/15/15 @ $100) (h)	500	518,855
Total Municipal Bonds (Identified cost $8,174,156)		8,197,665

Description	Principal Amount (000)	Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
US Government Securities | 38.6%
Federal Home Loan Mortgage Corp.:
Pool# 1B4676, 3.773%, 05/01/40	$1,078	$1,140,605
Pool# 1B8709, 1.991%, 08/01/34	467	491,324
Pool# 1H2577, 2.375%, 09/01/35	1,589	1,701,762
Pool# 1Q1531, 2.364%, 04/01/38	1,202	1,285,190
Pool# 2628QN, 3.750%, 06/15/32	1,512	1,576,636
Pool# 848138, 2.422%, 07/01/38	1,278	1,374,966
Pool# 848514, 2.516%, 03/01/32	2,585	2,776,834
Pool# 849414, 2.384%, 07/01/35	2,492	2,664,045
Pool# G11720, 4.500%, 08/01/20	515	550,919
Pool# G13867, 5.000%, 06/01/25	598	641,711
Series 3725, Class A, 3.500%, 09/15/24	505	524,108
Federal National Mortgage Association:
Pool# 725296, 2.231%, 03/01/34	1,161	1,245,728
Pool# 725429, 5.000%, 05/01/19	756	805,799
Pool# 834928, 1.940%, 07/01/35	1,641	1,737,433
Pool# 889735, 5.500%, 07/01/23	621	685,838
Pool# 889828, 5.000%, 10/01/19	489	521,385
Pool# 963058, 4.892%, 05/01/38	1,081	1,158,940
Pool# 995609, 2.402%, 04/01/35	1,294	1,386,736
Pool# AD0278, 4.267%, 09/01/39	352	374,369
Pool# AD0701, 2.139%, 02/01/37	1,496	1,594,136
Pool# AE0149, 2.326%, 12/01/36	1,254	1,341,324
Pool# AE0315, 4.500%, 02/01/21	192	203,546
Pool# AE0887, 3.715%, 09/01/40	598	638,480
Pool# AL0345, 2.372%, 11/01/35	1,220	1,300,102
Pool# AL3232, 3.790%, 02/01/40	614	644,692
Pool# AL3260, 2.242%, 07/01/38	771	821,582
Pool# AL3739, 2.301%, 07/01/38	435	463,168
Pool# AL3746, 2.315%, 01/01/37	1,429	1,527,768
Pool# AL3941, 6.000%, 03/01/24	948	1,024,169
Pool# AL4118, 2.383%, 05/01/35	955	1,023,529
Pool# AL4545, 2.311%, 05/01/39	1,244	1,325,832
Pool# AL4660, 3.549%, 11/01/41	1,308	1,393,419
Pool# AL5574, 2.316%, 12/01/40	1,888	2,018,506
Series 2005-45, Class XA, 0.495%, 06/25/35	1,912	1,922,477
Series 2009-70, Class NL, 3.000%, 08/25/19	2,458	2,536,972
Total US Government Securities (Identified cost $42,175,085)		42,424,030
US Treasury Security | 16.1%
US Treasury Note, 2.125%, 11/30/14 (Identified cost $17,740,189)	17,680	17,740,077
Description	Shares	Value
Short-Term Investment | 4.5%
State Street Institutional Treasury Money Market Fund (Identified cost $4,953,874)	4,953,874	$4,953,874
Total Investments | 101.1% (Identified cost $110,939,953) (b)		$111,205,571
Liabilities in Excess of Cash and Other Assets | (1.1)%		(1,217,101)
Net Assets | 100.0%		$109,988,470

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 31.1%
Australia | 2.3%
Mercedes-Benz Australia/Pacific Property, Ltd., 4.500%, 05/18/15	AUD	80	$70,594
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	60	53,422
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	35	31,218
			155,234
Canada | 3.6%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	65	65,219
Suncor Energy, Inc., 6.100%, 06/01/18	USD	40	45,718
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	80	79,561
The Toronto-Dominion Bank, 1.824%, 04/03/17	CAD	65	58,084
			248,582
Chile | 1.5%
Codelco, Inc., 3.750%, 11/04/20	USD	100	102,695
France | 0.8%
Orange SA, 5.375%, 07/08/19	USD	50	56,278
Italy | 1.2%
Atlantia SpA, 4.375%, 09/16/25	EUR	50	78,827
Luxembourg | 1.0%
ArcelorMittal SA, 5.000%, 02/25/17	USD	30	31,047
HeidelbergCement Finance Luxembourg SA, 3.250%, 10/21/21	EUR	30	39,780
			70,827
Netherlands | 3.6%
BMW Finance NV, 3.375%, 12/14/18	GBP	50	84,990
Volkswagen International Finance NV, 2.150%, 05/23/16	CNY	1,000	159,920
			244,910
United Kingdom | 7.7%
Abbey National Treasury Services PLC, 5.125%, 04/14/21	GBP	100	187,274
Description	Security Currency	Principal Amount (000)	Value
BG Energy Capital PLC, 5.125%, 12/01/25	GBP	50	$91,938
Centrica PLC, 7.000%, 09/19/18	GBP	50	95,170
GKN Holdings PLC, 6.750%, 10/28/19	GBP	30	56,195
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	96,348
			526,925
United States | 9.4%
AES Corp., 7.750%, 10/15/15	USD	11	11,605
Constellation Brands, Inc., 7.250%, 05/15/17	USD	40	44,500
Fresenius US Finance II, Inc., 9.000%, 07/15/15	USD	20	21,150
General Electric Capital Corp., 5.500%, 02/01/17	NZD	75	59,774
Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	45	44,670
HCA, Inc., 6.500%, 02/15/20	USD	30	32,775
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	USD	35	36,575
JPMorgan Chase & Co., 3.875%, 09/23/20	EUR	50	73,501
Morgan Stanley, 2.500%, 01/24/19	USD	75	75,005
Nestle Holdings, Inc.:
2.500%, 07/10/17	NOK	200	31,809
2.750%, 04/15/20	NOK	340	54,383
Sealed Air Corp., 8.125%, 09/15/19 (f)	USD	25	27,000
Valero Energy Corp., 6.125%, 02/01/20	USD	45	52,186
Wynn Las Vegas LLC, 7.750%, 08/15/20	USD	35	37,144
Yum! Brands, Inc., 3.750%, 11/01/21	USD	35	35,832
			637,909
Total Corporate Bonds (Identified cost $2,148,770)			2,122,187
Foreign Government Obligations | 51.7%
Australia | 3.7%
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	125	121,774
Western Australian Treasury Corp., 3.000%, 06/08/16	AUD	145	127,485
			249,259

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)
Bahamas | 0.6%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	35	$39,375
Belgium | 2.9%
Belgium Kingdom, 4.250%, 09/28/22	EUR	125	198,832
Bermuda | 1.6%
Government of Bermuda, 5.603%, 07/20/20	USD	100	109,500
Canada | 9.5%
Canada Housing Trust No. 1, 1.950%, 06/15/19	CAD	190	170,288
Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	20	26,498
Province of Alberta, 4.000%, 12/01/19	CAD	70	68,714
Province of British Columbia, 3.700%, 12/18/20	CAD	65	63,054
Province of Ontario:
6.250%, 06/16/15	NZD	75	59,436
2.850%, 06/02/23	CAD	150	133,906
Province of Quebec, 3.500%, 07/29/20	USD	120	127,776
			649,672
Colombia | 2.7%
Republic of Colombia:
12.000%, 10/22/15	COP	68,000	35,895
7.375%, 01/27/17	USD	100	113,000
4.375%, 03/21/23	COP	84,000	35,737
			184,632
Czech Republic | 1.0%
Czech Republic, 2.500%, 08/25/28	CZK	1,340	66,902
France | 2.8%
Government of France, 4.250%, 10/25/23	EUR	120	193,398
Ireland | 1.7%
Ireland Government Bond, 4.400%, 06/18/19	EUR	77	115,116
Israel | 0.8%
Israel Fixed Government Bond, 5.500%, 01/31/22	ILS	170	57,430
Malaysia | 2.5%
Malaysia Government Bonds:
3.394%, 03/15/17	MYR	380	115,602
3.654%, 10/31/19	MYR	190	57,824
			173,426
Description	Security Currency	Principal Amount (000)	Value
Mexico | 2.7%
Mexican Bonos, 4.750%, 06/14/18	MXN	1,550	$114,631
United Mexican States, 6.750%, 02/06/24	GBP	35	69,507
			184,138
New Zealand | 2.1%
Auckland Council, 4.620%, 03/29/16	NZD	100	78,467
New Zealand Government Bond, 3.000%, 04/15/20	NZD	90	66,579
			145,046
Norway | 3.8%
Norwegian Government Bond, 4.500%, 05/22/19	NOK	530	92,623
Oslo Kommune, 3.550%, 02/12/21	NOK	1,000	165,687
			258,310
Peru | 1.6%
Peru Bono Soberano, 7.840%, 08/12/20	PEN	285	112,280

Philippines | 2.1%
Republic of Philippines, 4.950%, 01/15/21	PHP	6,000	140,048
Poland | 1.2%
Republic of Poland, 3.000%, 03/17/23	USD	83	80,251

Qatar | 1.6%
State of Qatar, 5.250%, 01/20/20	USD	100	112,375
Sweden | 1.0%
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	40	64,966
United Kingdom | 4.1%
United Kingdom Gilt, 1.750%, 07/22/19	GBP	70	113,336
United Kingdom Treasury:
2.250%, 09/07/23	GBP	55	88,717
4.250%, 12/07/27	GBP	40	76,509
			278,562
Vietnam | 1.7%
Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	100	112,625
Total Foreign Government Obligations (Identified cost $3,586,800)			3,526,143

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (concluded)
Quasi Government Bonds | 3.5%
Canada | 1.9%
Hydro-Quebec, 9.625%, 07/15/22	CAD	70	$92,512
Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	30	39,780
			132,292
Germany | 1.6%
KfW, 2.875%, 10/12/16	NOK	560	89,307
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	130	20,878
			110,185
Total Quasi Government Bonds (Identified cost $262,600)			242,477
Supranationals | 4.4%
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	85	90,842
Inter-American Development Bank, 6.000%, 12/15/17	NZD	45	36,780
International Bank for Reconstruction & Development:
2.375%, 09/26/16	CNY	700	113,849
1.375%, 06/23/19	SEK	420	59,345
Total Supranationals (Identified cost $305,281)			300,816
US Municipal Bonds | 3.3%
Alaska | 1.3%
Alaska State Qualified School Construction Bond, 5.342%, 08/01/27	USD	75	88,334
Texas | 2.0%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	50	54,152
University of Texas Build America Bond Series B, 6.276%, 08/15/41	USD	70	79,990
			134,142
Total US Municipal Bonds (Identified cost $224,255)			222,476

Description	Shares	Value
Short-Term Investment | 4.9%
State Street Institutional Treasury Money Market Fund (Identified cost $332,962)	332,962	$332,962

Total Investments | 98.9% (Identified cost $6,860,668) (b), (e)	$6,747,061
Cash and Other Assets in Excess of Liabilities | 1.1%	76,441
Net Assets | 100.0%	$6,823,502

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts
AUD	CAN	11/20/14	17,763	$16,000	$15,499	$—	$501
AUD	CAN	11/20/14	49,970	46,280	43,599	—	2,681
AUD	CAN	11/20/14	88,931	78,660	77,594	—	1,066
BRL	CAN	10/28/14	27,080	11,656	10,986	—	670
BRL	CAN	10/28/14	102,615	44,518	41,629	—	2,889
CAD	RBC	11/20/14	27,718	25,000	24,720	—	280
CZK	JPM	11/20/14	119,073	5,669	5,473	—	196
DKK	CSF	11/20/14	99,403	17,874	16,871	—	1,003
EUR	CIT	11/20/14	95,662	123,600	120,866	—	2,734
EUR	CIT	11/20/14	97,381	126,100	123,039	—	3,061
EUR	CIT	11/20/14	176,917	229,000	223,530	—	5,470
EUR	CIT	11/20/14	623,579	833,931	787,876	—	46,055
GBP	CIT	11/20/14	36,991	60,000	59,942	—	58
GBP	CIT	11/20/14	38,929	63,200	63,084	—	116
GBP	HSB	11/20/14	41,784	69,382	67,710	—	1,672
GBP	HSB	11/20/14	48,800	80,000	79,079	—	921
INR	BNP	10/21/14	2,012,304	32,710	32,453	—	257
INR	HSB	10/21/14	1,543,360	25,089	24,890	—	199
JPY	CIT	11/20/14	12,331,852	115,000	112,477	—	2,523
JPY	CIT	11/20/14	13,038,694	121,700	118,924	—	2,776
JPY	CIT	11/20/14	13,308,358	124,700	121,384	—	3,316
JPY	CIT	11/20/14	82,315,858	804,117	750,792	—	53,325
JPY	HSB	11/20/14	7,136,398	69,687	65,090	—	4,597
KRW	HSB	10/16/14	41,701,680	40,800	39,493	—	1,307
KRW	JPM	10/16/14	31,582,890	30,900	29,910	—	990
MXN	HSB	11/20/14	48,173	3,672	3,575	—	97
MXN	JPM	11/20/14	1,125,825	83,311	83,542	231	—
NZD	CAN	11/20/14	6,168	5,000	4,792	—	208
PLN	HSB	11/20/14	301,197	95,357	90,748	—	4,609
SEK	CIT	11/20/14	35,650	5,000	4,940	—	60
SGD	SSB	11/20/14	10,697	8,592	8,385	—	207
Total Forward Currency Purchase Contracts				$3,396,505	$3,252,892	$231	$143,844
Forward Currency Sale Contracts
AUD	CAN	11/20/14	30,878	$27,772	$26,942	$830	$—
AUD	CAN	11/20/14	338,246	313,216	295,123	18,093	—
AUD	CIT	11/20/14	43,047	39,848	37,558	2,290	—
AUD	RBC	11/20/14	36,100	33,426	31,498	1,928	—
AUD	RBC	11/20/14	41,112	36,972	35,870	1,102	—
BRL	CAN	10/28/14	129,695	56,959	52,616	4,343	—
CAD	CIT	11/20/14	60,466	54,503	53,926	577	—
CAD	CIT	11/20/14	65,960	60,000	58,826	1,174	—
CAD	CIT	11/20/14	131,711	121,253	117,466	3,787	—
CAD	RBC	11/20/14	29,443	26,943	26,259	684	—

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at September 30, 2014 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Sale Contracts (concluded)
CAD	RBC	11/20/14	352,296	$322,382	$314,193	$8,189	$—
COP	CIT	10/31/14	19,913,132	9,914	9,811	103	—
COP	CIT	10/31/14	58,620,000	31,436	28,883	2,553	—
CZK	CIT	11/20/14	553,357	25,838	25,436	402	—
CZK	HSB	11/20/14	623,434	29,091	28,658	433	—
CZK	JPM	11/20/14	130,623	6,140	6,004	136	—
EUR	CIT	11/20/14	84,890	110,500	107,257	3,243	—
EUR	CIT	11/20/14	97,264	125,932	122,890	3,042	—
EUR	CIT	11/20/14	117,288	150,000	148,191	1,809	—
GBP	CIT	11/20/14	37,190	60,000	60,265	—	265
GBP	CIT	11/20/14	63,252	105,509	102,497	3,012	—
GBP	CIT	11/20/14	117,527	190,691	190,448	243	—
GBP	HSB	11/20/14	40,521	67,200	65,663	1,537	—
GBP	HSB	11/20/14	197,424	329,299	319,917	9,382	—
ILS	BNP	11/20/14	171,985	50,269	46,715	3,554	—
JPY	CIT	11/20/14	12,195,555	116,000	111,234	4,766	—
JPY	CIT	11/20/14	13,087,986	123,300	119,374	3,926	—
MXN	HSB	11/20/14	1,175,293	89,300	87,213	2,087	—
MXN	JPM	11/20/14	507,241	38,400	37,640	760	—
MXN	JPM	11/20/14	835,832	63,487	62,023	1,464	—
MYR	SCB	12/11/14	350,386	108,900	106,319	2,581	—
NOK	HSB	11/20/14	1,084,855	169,318	168,566	752	—
NOK	HSB	11/20/14	1,820,571	295,655	282,882	12,773	—
NZD	BRC	11/20/14	16,050	13,041	12,469	572	—
NZD	BRC	11/20/14	73,751	62,072	57,295	4,777	—
NZD	CAN	11/20/14	258,368	217,462	200,718	16,744	—
PEN	CIT	10/31/14	62,186	21,600	21,403	197	—
PEN	CIT	10/31/14	100,000	35,549	34,418	1,131	—
PHP	CIT	12/22/14	6,167,685	138,959	137,135	1,824	—
PLN	HSB	11/20/14	104,132	33,177	31,374	1,803	—
PLN	HSB	11/20/14	197,066	60,683	59,374	1,309	—
SEK	CIT	11/20/14	195,154	28,200	27,040	1,160	—
Total Forward Currency Sale Contracts				$4,000,196	$3,869,389	131,072	265
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$131,303	$144,109

Description	Shares	Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 93.4%
Australia | 14.3%
AusNet Services	27,342,777	$32,591,257
DUET Group	26,310,265	55,929,668
Macquarie Atlas Roads Group	5,122,797	12,868,371
Spark Infrastructure Group	21,438,409	34,475,712
Transurban Group	9,731,081	65,642,765
		201,507,773
Austria | 0.5%
Flughafen Wien AG	84,870	7,085,364
France | 14.1%
Aeroports de Paris	227,864	27,236,593
Eutelsat Communications SA	1,941,418	62,599,020
Vinci SA	1,897,131	109,843,462
		199,679,075
Germany | 2.5%
Fraport AG	529,700	34,810,360
Italy | 22.2%
ASTM SpA	834,619	11,169,474
Atlantia SpA	4,596,672	113,098,623
Hera SpA	13,562,503	35,831,667
Snam SpA	11,916,947	65,691,633
Societa Iniziative Autostradali e Servizi SpA	1,947,286	20,888,363
Terna SpA	13,183,675	66,079,347
		312,759,107
Japan | 6.6%
Toho Gas Co., Ltd.	4,824,350	27,235,309
Tokyo Gas Co., Ltd.	11,787,700	66,303,937
		93,539,246
Luxembourg | 4.9%
SES SA	1,979,763	68,438,471
South Korea | 0.6%
Macquarie Korea Infrastructure Fund	1,291,773	8,864,204
Switzerland | 1.9%
Flughafen Zuerich AG	43,603	27,311,849
United Kingdom | 3.4%
Pennon Group PLC	3,781,531	48,448,197
United States | 22.4%
Ameren Corp.	1,095,000	41,971,350
California Water Service Group	912,765	20,482,447
CSX Corp.	3,453,130	110,707,348
Norfolk Southern Corp.	614,837	68,615,809
PG&E Corp.	1,544,099	69,546,219

Description	Shares	Value
SJW Corp.	205,969	$5,534,387
		316,857,560
Total Common Stocks (Identified cost $1,275,121,168)		1,319,301,206
Short-Term Investment | 9.3%
State Street Institutional Treasury Money Market Fund (Identified cost $131,748,675)	131,748,675	131,748,675
Total Investments l 102.7% (Identified cost $1,406,869,843) (b), (e)		$1,451,049,881
Liabilities in Excess of Cash and Other Assets l (2.7)%		(38,353,712)
Net Assets l 100.0%		$1,412,696,169

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contract
JPY	MEL	12/24/14	1,403,826,268	$12,896,237	$12,810,349	$—	$85,888
Forward Currency Sale Contracts
AUD	BNP	12/24/14	17,003,342	$15,134,675	$14,799,533	$335,142	$—
AUD	BRC	12/24/14	33,440,792	29,752,607	29,106,518	646,089	—
AUD	CAN	12/24/14	21,544,869	19,174,933	18,752,430	422,503	—
AUD	CSF	12/24/14	70,997,329	63,169,874	61,795,338	1,374,536	—
AUD	HSB	12/24/14	15,222,904	13,183,644	13,249,858	—	66,214
AUD	HSB	12/24/14	31,345,029	27,888,456	27,282,388	606,068	—
AUD	RBC	12/24/14	34,687,532	30,866,700	30,191,667	675,033	—
CHF	BRC	12/24/14	2,543,814	2,708,490	2,666,753	41,737	—
CHF	CAN	12/24/14	4,345,449	4,627,248	4,555,458	71,790	—
CHF	CSF	12/24/14	17,835,573	18,989,367	18,697,541	291,826	—
CHF	RBC	12/24/14	1,362,886	1,450,998	1,428,752	22,246	—
EUR	BNP	12/24/14	22,853,392	28,800,759	28,882,194	—	81,435
EUR	BNP	12/24/14	31,393,982	40,372,347	39,675,820	696,527	—
EUR	BRC	12/24/14	86,448,842	111,172,346	109,254,336	1,918,010	—
EUR	CAN	12/24/14	69,660,075	89,582,857	88,036,637	1,546,220	—
EUR	CIT	12/24/14	52,980,050	68,125,987	66,956,365	1,169,622	—
EUR	CSF	12/24/14	35,190,736	45,247,721	44,474,171	773,550	—
EUR	HSB	12/24/14	60,328,808	77,564,748	76,243,750	1,320,998	—
EUR	RBC	12/24/14	132,158,023	169,968,434	167,021,754	2,946,680	—
GBP	BRC	12/24/14	1,294,598	2,093,857	2,097,211	—	3,354
GBP	BRC	12/24/14	14,332,037	23,361,937	23,217,481	144,456	—
GBP	CAN	12/24/14	1,290,583	2,105,767	2,090,707	15,060	—
GBP	HSB	12/24/14	4,564,871	7,443,798	7,394,957	48,841	—
GBP	RBC	12/24/14	8,318,831	13,565,185	13,476,263	88,922	—
JPY	BRC	12/24/14	1,511,347,322	13,884,169	13,791,511	92,658	—
JPY	CAN	12/24/14	1,154,149,268	10,600,195	10,531,968	68,227	—
JPY	CIT	12/24/14	1,251,043,402	11,493,279	11,416,158	77,121	—
JPY	CSF	12/24/14	892,678,111	8,135,365	8,145,964	—	10,599
JPY	CSF	12/24/14	1,893,435,032	17,394,582	17,278,180	116,402	—
JPY	HSB	12/24/14	1,839,420,513	16,896,655	16,785,281	111,374	—
JPY	MEL	12/24/14	3,221,258,288	29,592,058	29,394,977	197,081	—
KRW	BRC	12/24/14	3,405,238,337	3,241,849	3,215,498	26,351	—
KRW	CAN	12/24/14	1,321,089,591	1,257,582	1,247,479	10,103	—
KRW	CSF	12/24/14	665,285,396	633,515	628,216	5,299	—
KRW	HSB	12/24/14	1,316,167,329	1,253,015	1,242,830	10,185	—
KRW	MEL	12/24/14	967,659,087	921,141	913,741	7,400	—
KRW	RBC	12/24/14	1,323,649,626	1,260,019	1,249,896	10,123	—
Total Forward Currency Sale Contracts				$1,022,916,159	$1,007,189,581	15,888,180	161,602
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$15,888,180	$247,490

Description	Shares	Value
Lazard US Realty Income Portfolio
Common Stocks | 7.5%
Real Estate | 7.5%
Colony Financial, Inc.	243,743	$5,454,968
Starwood Property Trust, Inc.	236,400	5,191,344
Total Common Stocks (Identified cost $10,698,655)		10,646,312
Preferred Stocks | 20.9%
Real Estate | 20.9%
CBL & Associates Properties, Inc., Series E, 6.625%	59,627	1,447,744
DDR Corp.:
Series K, 6.250%	66,000	1,617,660
Series J, 6.500%	47,900	1,208,996
EPR Properties, Series F, 6.625%	13,769	343,812
General Growth Properties, Inc., Series A, 6.375%	237,138	5,833,595
Kilroy Realty Corp., Series H, 6.375%	8,675	213,579
Kimco Realty Corp.:
Series J, 5.500%	69,900	1,615,389
Series K, 5.625%	30,700	721,757
LaSalle Hotel Properties, Series I, 6.375%	102,600	2,516,778
National Retail Properties, Inc., Series E, 5.700%	30,800	734,580
Pebblebrook Hotel Trust, Series C, 6.500%	184,214	4,375,082
PS Business Parks, Inc., Series U, 5.750%	90,900	2,077,065
Public Storage, Series X, 5.200%	32,700	738,693
Regency Centers Corp., Series 7, 6.000%	31,481	771,284
Taubman Centers, Inc., Series K, 6.250%	109,771	2,750,861
Vornado Realty Trust, Series K, 5.700%	102,064	2,439,330
Weingarten Realty Investors, Series F, 6.500%	14,052	354,251
Total Preferred Stocks (Identified cost $30,449,670)		29,760,456
Real Estate Investment Trusts | 68.8%
American Realty Capital Properties, Inc.	574,753	6,931,521
Apollo Commercial Real Estate Finance, Inc.	233,271	3,664,687
BioMed Realty Trust, Inc.	262,830	5,309,166
Blackstone Mortgage Trust, Inc., Class A	122,000	3,306,200
Campus Crest Communities, Inc.	839,590	5,373,376
CBL & Associates Properties, Inc.	201,000	3,597,900

Description	Shares	Value
Columbia Property Trust, Inc.	122,700	$2,928,849
Digital Realty Trust, Inc.	96,800	6,038,384
Dynex Capital, Inc.	514,020	4,153,282
EPR Properties	96,289	4,879,927
Excel Trust, Inc.	218,500	2,571,745
First Potomac Realty Trust	361,526	4,247,931
HCP, Inc.	159,500	6,333,745
Home Properties, Inc.	27,000	1,572,480
LaSalle Hotel Properties	84,100	2,879,584
Mack-Cali Realty Corp.	258,400	4,938,024
Medical Properties Trust, Inc.	331,300	4,061,738
Pennsylvania Real Estate Investment Trust	13,930	277,764
Plum Creek Timber Co., Inc.	49,500	1,930,995
Simon Property Group, Inc.	8,635	1,419,767
STAG Industrial, Inc.	197,200	4,084,012
Sun Communities, Inc.	127,751	6,451,425
Washington Prime Group, Inc.	351,565	6,145,356
WP Carey, Inc.	73,269	4,672,364
Total Real Estate Investment Trusts (Identified cost $106,929,405)		97,770,222
Short-Term Investment | 0.1%
State Street Institutional Treasury Money Market Fund (Identified cost $87,843)	87,843	87,843
Total Investments l 97.3% (Identified cost $148,165,573) (b)		$138,264,833
Cash and Other Assets in Excess of Liabilities l 2.7%		3,882,489
Net Assets l 100.0%		$142,147,322

Description	Shares	Value
Lazard US Realty Equity Portfolio
Common Stocks | 5.8%
Commercial Services | 2.3%
Realogy Holdings Corp. (a)	57,813	$2,150,644
Leisure & Entertainment | 2.5%
Starwood Hotels & Resorts Worldwide, Inc.	28,042	2,333,375
Real Estate | 1.0%
Farmland Partners, Inc.	88,972	978,692
Total Common Stocks (Identified cost $5,644,256)		5,462,711
Real Estate Investment Trusts | 89.5%
Acadia Realty Trust	41,925	1,156,291
American Homes 4 Rent, Class A	194,833	3,290,729
American Realty Capital Properties, Inc.	362,832	4,375,754
American Tower Corp.	53,989	5,054,990
Apartment Investment & Management Co., Class A	111,400	3,544,748
AvalonBay Communities, Inc.	25,609	3,610,101
Boston Properties, Inc.	19,925	2,306,518
Crown Castle International Corp.	39,722	3,198,813
DDR Corp.	213,942	3,579,250
Digital Realty Trust, Inc.	31,984	1,995,162
Education Realty Trust, Inc.	194,417	1,998,607
Equity Lifestyle Properties, Inc.	26,147	1,107,587
Essex Property Trust, Inc.	19,946	3,565,347
Extra Space Storage, Inc.	27,394	1,412,708
First Potomac Realty Trust	180,356	2,119,183
HCP, Inc.	94,400	3,748,624
Kilroy Realty Corp.	25,570	1,519,881
Parkway Properties Inc.	79,819	1,499,001
Pebblebrook Hotel Trust	33,043	1,233,826
Prologis, Inc.	65,812	2,481,112
Public Storage	19,633	3,255,937
Retail Opportunity Investments Corp.	161,106	2,368,258
Rexford Industrial Realty, Inc.	194,199	2,687,714
Simon Property Group, Inc.	53,735	8,835,109
SL Green Realty Corp.	11,737	1,189,193
Sovran Self Storage, Inc.	14,400	1,070,784
Sunstone Hotel Investors, Inc.	94,996	1,312,845
Ventas, Inc.	55,952	3,466,226
Vornado Realty Trust	12,158	1,215,314
Washington Prime Group, Inc.	186,300	3,256,524
Weyerhaeuser Co.	68,634	2,186,679
Total Real Estate Investment Trusts (Identified cost $79,321,229)		83,642,815

Description	Shares	Value
Short-Term Investment | 5.8%
State Street Institutional Treasury Money Market Fund (Identified cost $5,401,702)	5,401,702	$5,401,702
Total Investments l 101.1% (Identified cost $90,367,187) (b)		$94,507,228
Liabilities in Excess of Cash and Other Assets l (1.1)%		(1,018,979)
Net Assets l 100.0%		$93,488,249

Description	Shares	Value
Lazard Global Realty Equity Portfolio
Common Stocks | 34.4%
Australia | 2.4%
Charter Hall Group	18,657	$66,844
Goodman Group	23,109	104,191
		171,035
Brazil | 2.5%
Aliansce Shopping Centers SA	7,700	58,196
BR Properties SA	7,900	41,957
Sonae Sierra Brasil SA	9,500	71,102
		171,255
Canada | 0.6%
First Capital Realty, Inc.	2,450	38,305
China | 1.1%
Kaisa Group Holdings, Ltd.	209,000	80,025
Hong Kong | 6.8%
Cheung Kong Holdings, Ltd.	6,000	98,394
Hang Lung Properties, Ltd.	11,000	31,182
Hongkong Land Holdings, Ltd.	16,000	108,593
Hysan Development Co., Ltd.	11,000	50,888
The Wharf Holdings, Ltd.	25,825	183,857
		472,914
India | 0.9%
DLF, Ltd.	26,305	63,640
Japan | 7.3%
Mitsubishi Estate Co., Ltd.	5,000	112,641
Mitsui Fudosan Co., Ltd.	6,000	183,993
NTT Urban Development Corp.	6,800	71,617
Sumitomo Realty & Development Co., Ltd.	4,000	142,497
		510,748
Mexico | 1.1%
Corp Inmobiliaria Vesta SAB de CV	36,900	79,402
Philippines | 3.5%
Ayala Land, Inc.	212,365	165,427
Megaworld Corp.	701,479	78,467
		243,894
United Arab Emirates | 2.0%
Emaar Properties PJSC	44,533	139,553
United Kingdom | 1.6%
Capital & Counties Properties PLC	21,356	113,463
United States | 4.6%
Realogy Holdings Corp. (a)	2,876	106,988

Description	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	2,586	$215,181
		322,169
Total Common Stocks (Identified cost $2,475,891)		2,406,403
Real Estate Investment Trusts | 62.9%
Australia | 3.3%
Dexus Property Group	106,203	103,288
Westfield Corp. (a)	19,913	129,514
		232,802
Canada | 2.6%
Allied Properties Real Estate Investment Trust	1,555	47,457
Boardwalk Real Estate Investment Trust	2,183	134,300
		181,757
France | 3.9%
Gecina SA	730	95,506
Klepierre	1,313	57,435
Unibail-Rodamco SE	462	118,643
		271,584
Hong Kong | 0.9%
The Link REIT	11,019	63,583
Italy | 1.0%
Beni Stabili SpA	98,231	68,841
Japan | 4.3%
Hulic Reit, Inc.	49	78,835
Japan Logistics Fund, Inc.	18	39,782
Japan Real Estate Investment Corp.	10	51,439
Nippon Accommodations Fund, Inc.	13	46,956
Nippon Building Fund, Inc.	5	26,334
Premier Investment Corp.	12	53,613
		296,959
Mexico | 0.5%
Fibra Uno Administracion SA de CV	11,500	37,830
Singapore | 1.0%
Frasers Centrepoint Trust	47,925	70,769
United Kingdom | 3.5%
Big Yellow Group PLC	16,202	136,056
Great Portland Estates PLC	10,717	110,974
		247,030
United States | 41.9%
American Homes 4 Rent, Class A	10,835	183,003
American Realty Capital Properties, Inc.	16,720	201,643
American Tower Corp.	732	68,537
Apartment Investment & Management Co., Class A	4,286	136,381

Description	Shares	Value
Lazard Global Realty Equity Portfolio (concluded)
Boston Properties, Inc.	856	$99,091
DDR Corp.	12,315	206,030
Digital Realty Trust, Inc.	1,796	112,034
Education Realty Trust, Inc.	9,621	98,904
Equity Lifestyle Properties, Inc.	2,429	102,892
Essex Property Trust, Inc.	914	163,378
Kilroy Realty Corp.	1,744	103,663
Pebblebrook Hotel Trust	2,911	108,697
Prologis, Inc.	3,401	128,218
Public Storage	1,242	205,973
Retail Opportunity Investments Corp.	6,947	102,121
Rexford Industrial Realty, Inc. REIT	10,252	141,888
Simon Property Group, Inc.	2,291	376,686
SL Green Realty Corp.	943	95,545
Ventas, Inc.	2,817	174,513
Washington Prime Group, Inc.	6,800	118,864
		2,928,061
Total Real Estate Investment Trusts (Identified cost $4,223,936)		4,399,216
Closed-End Management Investment Company | 0.9%
United Kingdom | 0.9%
Kennedy Wilson Europe Real Estate PLC (Identified cost $64,698)	3,529	62,439
Right | 0.0%
Italy | 0.0%
Beni Stabili SpA
Expires 10/14/17 (Identified cost $0)	98,231	2,047
Short-Term Investment | 1.5%
State Street Institutional Treasury Money Market Fund (Identified cost $103,375)	103,375	103,375
Total Investments l 99.7% (Identified cost $6,867,900) (b)		$6,973,480
Cash and Other Assets in Excess of Liabilities l 0.3%		20,564
Net Assets l 100.0%		$6,994,044

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Note | 3.8%
VelocityShares Daily Inverse VIX Medium Term ETN (a) (Identified cost $8,620,690)	187,500	$8,244,375
Exchange-Traded Funds | 53.5%
iShares MSCI Emerging Markets ETF	204,100	8,482,396
iShares MSCI Germany ETF	159,300	4,412,610
iShares MSCI Japan Small-Cap ETF	103,000	5,634,718
iShares North American Technology ETF	223,300	21,835,390
iShares U.S. Consumer Services ETF	87,600	10,907,076
iShares U.S. Healthcare Providers ETF	50,900	5,439,174
PowerShares Buyback Achievers Portfolio	481,300	21,533,362
Vanguard MSCI Emerging Markets ETF	154,600	6,448,366
Vanguard Short-Term Corporate Bond ETF	277,800	22,187,886
WisdomTree Japan Hedged Equity Fund	181,400	9,490,848
Total Exchange-Traded Funds (Identified cost $114,348,904)		116,371,826
Closed-End Management Investment Company | 4.6%
Morgan Stanley India Investment Fund, Inc. (a) (Identified cost $9,960,292)	405,700	10,093,816
Short-Term Investment | 36.2%
State Street Institutional Treasury Money Market Fund (Identified cost $78,694,651)	78,694,651	78,694,651
Total Investments l 98.1%
(Identified cost $211,624,537)		213,404,668

Description	Number of Contracts	Value
Purchased Option | 0.1%
iShares MSCI Emerging Markets November 14 42.00 Put, Expires 11/22/14 (Identified cost $102,375)	1,500	$204,000
Total Investments and Purchased Option l 98.2%
(Identified cost $211,726,912) (b), (e)		$213,608,668
Cash and Other Assets in Excess of Liabilities l 1.8%		3,857,141
Net Assets l 100.0%		$217,465,809

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Forward Currency Contracts open at September 30, 2014:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contract
EUR	SSB	11/20/14	6,828,791	$8,785,000	$8,628,003	$—	$156,997
Forward Currency Sale Contracts
EUR	SSB	11/20/14	5,281,728	$6,820,001	$6,673,330	$146,671	$—
EUR	SSB	11/20/14	17,057,715	22,812,476	21,551,989	1,260,487	—
JPY	SSB	11/20/14	708,047,847	6,670,000	6,458,009	211,991	—
JPY	SSB	11/20/14	2,344,111,882	22,892,500	21,380,327	1,512,173	—
Total Forward Currency Sale Contracts				$59,194,977	$56,063,655	3,131,322	—
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$3,131,322	$156,997

Total Return Swap Agreements open at September 30, 2014:
Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Receive	Unrealized Depreciation
USD	GSC	11,287	03/19/15	1 Month USD LIBOR plus 0.60%	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	$486,861
USD	GSC	10,253	05/25/15	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	171,657
USD	GSC	6,494	06/30/15	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	29,431
USD	GSC	4,331	08/26/15	1 Month USD LIBOR plus 0.60%	Appreciation, and dividends paid, on securities in a basket of domestic equity securities	18,269
						$706,218

(a) Non-income producing security.
(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity Concentrated	$259,906,705	$36,842,210	$7,559,614	$29,282,596
US Strategic Equity	116,173,866	16,419,522	2,277,842	14,141,680
US Mid Cap Equity	34,643,069	2,987,615	2,874,759	112,856
US Small-Mid Cap Equity	250,992,965	30,827,775	11,348,834	19,478,941
Fundamental Long/Short	7,686,712	381,314	226,749	154,565
International Equity	350,589,305	31,652,271	7,728,612	23,923,659
International Equity Concentrated	3,130,143	26,709	131,277	(104,568)
International Equity Select	22,728,607	1,236,377	706,798	529,579
International Strategic Equity	4,660,675,668	454,130,789	141,963,895	312,166,894
International Small Cap Equity	55,641,370	14,233,208	3,165,979	11,067,229
Global Equity Select	10,395,278	617,326	351,854	265,472
Global Strategic Equity	5,768,004	39,950	180,436	(140,486)
Emerging Markets Core Equity	41,628,128	1,973,011	1,929,735	43,276
Emerging Markets Equity	14,081,606,418	2,321,145,517	1,482,781,642	838,363,875
Developing Markets Equity	514,541,789	39,592,345	60,190,028	(20,597,683)
Emerging Markets Equity Blend	683,841,557	60,283,297	56,934,039	3,349,258
Emerging Markets Multi Asset	278,992,380	12,152,771	16,672,798	(4,520,027)
Emerging Markets Debt	341,630,271	2,150,907	15,641,078	(13,490,171)
Emerging Markets Income	5,614,375	96	62,881	(62,785)
Explorer Total Return	189,979,467	1,386,024	2,410,893	(1,024,869)
US Corporate Income	186,318,692	4,736,740	2,121,553	2,615,187
US Short Duration Fixed Income	110,939,953	329,596	63,978	265,618
Global Fixed Income	6,860,668	45,015	158,622	(113,607)
Global Listed Infrastructure	1,406,869,843	72,100,990	27,920,952	44,180,038
US Realty Income	148,165,573	2,025,702	11,926,442	(9,900,740)
US Realty Equity	90,367,187	5,506,789	1,366,748	4,140,041
Global Realty Equity	6,867,900	295,809	190,229	105,580
Capital Allocator Opportunistic Strategies	211,726,912	3,301,680	1,419,924	1,881,756

(c) Private placements.

(d) Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.

(e) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

(f) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers”, and are considered to be liquid at September 30, 2014. The percentage of net assets for each Portfolio is as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Core Equity	0.9%
Emerging Markets Equity	1.6
Emerging Markets Equity Blend	0.8
Emerging Markets Multi Asset	8.3
Emerging Markets Debt	13.9
Emerging Markets Income	0.9
Explorer Total Return	19.8
US Corporate Income	27.9
Global Fixed Income	0.4

(g) Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2014 which may step up at a future date.

(h) Security collateralized by an amount sufficient to pay principal and interest.

Security Abbreviations:
ADR — American Depositary Receipt	NTN – Letra do Tesouro Nacional
ADS — American Depositary Shares	NTN-B — Brazil Sovereign “Nota do Tesouro Nacional” Series B
ETF — Exchange-Traded Fund	NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F
ETN — Exchange-Traded Note	REIT — Real Estate Investment Trust
GDR — Global Depositary Receipt	SDR — Swedish Depositary Receipt
LIBOR – London Interbank Offered Rate

Currency Abbreviations:
AMD — Armenian Dram	MYR — Malaysian Ringgit
AUD — Australian Dollar	NGN — Nigerian Naira
BRL — Brazilian Real	NOK — Norwegian Krone
CAD — Canadian Dollar	NZD — New Zealand Dollar
CHF — Swiss Franc	PEN — Peruvian Nuevo Sol
CLP — Chilean Peso	PHP — Philippine Peso
CNH — Yuan Renminbi	PLN — Polish Zloty
CNY — Chinese Renminbi	RON — New Romanian Leu
COP — Colombian Peso	RSD — Serbian Dinar
CZK — Czech Koruna	RUB — Russian Ruble
DKK —Danish Krone	SEK — Swedish Krona
EUR — Euro	SGD — Singapore Dollar
GBP — British Pound Sterling	THB — Thai Baht
HKD — Hong Kong Dollar	TRY — New Turkish Lira
HUF — Hungarian Forint	TWD — Taiwan Dollar
IDR — Indonesian Rupiah	UGX — Ugandan Shilling
ILS — Israeli Shekel	USD — United States Dollar
INR — Indian Rupee	UYU — Uruguayan Peso
JPY — Japanese Yen	ZAR — South African Rand
KES — Kenya Shilling	ZMW — Zambian Kwacha
KRW — South Korean Won
KWD — Kuwaiti Dinar
KZT — Kazakhstan Tenge
MXN — Mexican New Peso

Counterparty Abbreviations:
BNP — BNP Paribas SA	JPM — JPMorgan Chase Bank
BRC — Barclays Bank PLC	MEL — Mellon Bank NA
CAN — Canadian Imperial Bank of Commerce	RBC — Royal Bank of Canada
CIT — Citibank NA	SCB — Standard Chartered Bank
CSF — Credit Suisse Group AG	SSB — State Street Bank and Trust Co.
GSC — Goldman Sachs Group AG	UBS — UBS AG
HSB — HSBC Bank USA

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Strategic Equity Portfolio
Industry*
Agriculture	—%	—%	—%	—%	1.1%	1.2%	—%
Alcohol & Tobacco	7.7	10.8	8.5	5.9	—	4.0	6.9
Apparel & Textiles	—	—	—	—	0.8	—	—
Automotive	3.9	3.4	2.9	3.5	1.8	2.4	1.6
Banking	7.7	13.9	8.1	3.6	4.0	8.3	2.0
Chemicals	—	—	—	1.5	1.5	2.3	2.0
Commercial Services	0.9	—	2.2	0.3	15.6	2.4	1.6
Computer Software	—	—	2.7	—	0.8	5.9	—
Construction & Engineering	—	—	—	—	2.1	—	—
Consumer Products	1.9	—	3.2	4.5	4.2	—	3.2
Diversified	2.1	3.1	2.0	1.2	—	0.5	1.8
Electric	1.0	—	0.9	1.1	—	—	—
Energy Exploration & Production	—	—	—	—	—	0.7	1.5
Energy Integrated	5.9	4.7	5.1	2.0	1.2	—	2.4
Energy Services	0.4	—	—	1.5	1.0	2.5	—
Financial Services	3.7	2.4	3.1	5.6	12.9	10.9	9.3
Food & Beverages	—	—	0.9	2.5	2.4	—	2.8
Forest & Paper Products	2.1	—	2.1	6.0	3.1	—	3.5
Health Services	—	—	1.1	2.5	4.8	2.8	4.4
Household & Personal Products	1.7	—	1.8	—	0.8	2.0	—
Housing	4.9	3.5	1.7	2.8	1.7	1.9	1.4
Insurance	6.9	5.9	6.5	8.9	3.9	3.9	8.6
Leisure & Entertainment	6.4	3.8	3.0	7.6	1.1	2.1	9.3
Manufacturing	6.7	2.7	6.6	8.9	9.0	8.3	2.4
Medical Products	—	—	—	—	0.9	2.2	7.0
Metals & Mining	1.7	4.3	1.3	—	—	—	—
Pharmaceutical & Biotechnology	13.1	15.2	11.4	9.1	3.1	8.4	5.4
Real Estate	—	—	—	—	3.7	1.1	—
Retail	4.3	3.5	5.3	9.1	7.6	5.4	9.0
Semiconductors & Components	1.0	4.0	4.9	1.0	4.7	7.0	3.5
Technology	1.5	2.7	1.7	—	0.2	2.3	5.6
Technology Hardware	1.1	3.1	—	—	4.1	6.3	0.9
Telecommunications	3.7	5.1	5.1	2.3	—	0.7	—
Transportation	4.1	4.1	2.3	2.8	1.1	2.4	2.6
Water	—	—	1.0	0.9	—	—	—
Subtotal	94.4	96.2	95.4	95.1	99.2	97.7	98.7
Short-Term Investments	—	1.8	15.3	4.6	0.8	3.6	2.1
Repurchase Agreement	4.4	—	—	—	—	—	—
Total Investments	98.8%	98.0%	110.7%	99.7%	100.0%	101.3%	100.8%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi Asset Portfolio	Lazard Emerging Markets Debt Portfolio
Industry*
Agriculture	0.7%	—%	—%	0.2%	0.1%	—%
Alcohol & Tobacco	—	4.2	—	2.1	1.2	—
Apparel & Textiles	1.2	—	—	0.1	0.1	—
Automotive	3.3	1.3	5.5	2.1	1.4	0.4
Banking	18.9	20.0	20.3	19.0	12.0	2.7
Building Materials	0.5	—	—	0.5	0.4	0.3
Cable Television	1.0	—	—	—	—	—
Chemicals	—	0.9	—	—	0.1	—
Commercial Services	3.3	2.9	1.8	2.5	1.4	—
Computer Software	2.9	4.0	3.1	5.7	3.3	0.3
Construction & Engineering	—	—	2.4	1.1	0.7	0.3
Consumer Products	2.5	—	2.1	1.2	0.7	—
Diamonds & Precious Stones	—	—	—	—	0.2	0.5
Diversified	0.8	1.5	—	1.4	0.8	—
Electric	—	0.7	0.7	—	0.2	0.9
Energy Exploration & Production	1.9	6.4	1.8	3.5	2.8	1.0
Energy Integrated	1.0	4.6	5.7	6.6	5.0	3.6
Energy Services	0.9	0.8	3.4	1.1	2.4	2.8
Financial Services	1.9	3.2	3.1	3.7	3.4	1.2
Food & Beverages	1.0	0.8	—	0.7	0.5	0.3
Forest & Paper Products	1.9	0.7	—	1.1	0.7	0.1
Gas Utilities	0.8	—	—	—	0.3	0.5
Health Services	1.1	—	—	—	—	—
Household & Personal Products	—	2.7	—	1.3	0.7	—
Housing	5.1	1.4	3.5	1.0	0.5	—
Insurance	1.2	3.3	2.4	2.1	1.1	—
Leisure & Entertainment	2.8	1.0	3.8	4.8	2.8	0.3
Manufacturing	2.8	3.5	9.0	6.0	3.3	—
Media	—	—	—	—	0.3	0.9
Medical Products	1.2	—	—	—	—	—
Metals & Mining	—	2.3	4.0	1.1	0.8	0.6
Pharmaceutical & Biotechnology	2.9	—	6.4	2.6	1.5	—
Power Generation	0.8	—	—	—	0.2	—
Real Estate	1.1	—	1.5	1.6	1.3	0.7
Retail	6.9	4.4	3.3	4.0	2.5	0.3
Semiconductors & Components	14.4	7.7	8.8	8.5	4.7	—
Technology	—	2.7	—	0.2	0.1	—
Technology Hardware	3.2	1.5	—	2.0	1.1	—
Telecommunications	3.7	10.6	—	5.8	3.6	0.8
Transportation	3.2	2.4	4.9	2.5	1.8	1.2
Subtotal	94.9	95.5	97.5	96.1	64.0	19.7
Foreign Government Obligations	—	—	—	—	16.5	76.1
US Treasury Securities	—	—	—	—	9.8	—
Short-Term Investments	1.3	4.4	2.5	3.3	11.2	1.9
Total Investments	96.2%	99.9%	100.0%	99.4%	101.5%	97.7%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Income Portfolio	Lazard Explorer Total Return Portfolio
Industry*
Automotive	—%	0.5%
Banking	—	4.5
Building Materials	—	0.6
Chemicals	—	0.3
Computer Software	—	0.5
Construction & Engineering	—	0.3
Diamonds & Precious Stones	—	0.5
Electric	—	0.7
Energy Exploration & Production	—	2.4
Energy Integrated	—	4.7
Energy Services	—	5.9
Financial Services	—	4.0
Food & Beverages	—	0.5
Gas Utilities	—	0.9
Leisure & Entertainment	—	0.4
Media	—	1.0
Metals & Mining	—	1.0
Power Generation	—	0.4
Real Estate	—	1.7
Retail	—	0.6
Telecommunications	—	1.2
Transportation	—	1.3
Subtotal	—	33.9
Foreign Government Obligations	30.1	44.7
Supranationals	0.9	—
US Treasury Securities	69.3	—
Short-Term Investments	1.9	27.8
Total Investments	102.2%	106.4%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Global Fixed Income Portfolio
Industry*
Aerospace & Defense	1.9%
Automotive	5.9
Banking	5.1
Building Materials	0.6
Cable Television	1.0
Electric	1.9
Electric Generation	0.2
Energy Exploration & Production	1.3
Energy Integrated	0.8
Energy Services	0.7
Financial Services	5.0
Food & Beverages	1.9
Gaming	0.5
Gas Utilities	1.4
Health Services	0.8
Leisure & Entertainment	0.5
Metals & Mining	1.5
Packaging	0.4
Steel-Producers	0.4
Telecommunications	1.6
Transportation	1.2
Subtotal	34.6
Foreign Government Obligations	51.7
Supranationals	4.4
US Municipal Bonds	3.3
Short-Term Investments	4.9
Total Investments	98.9%

* Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Listed Infrastructure Portfolio	Lazard Global Realty Equity Portfolio
Industry*
Cable Television	9.3%	—%
Commercial Services	—	1.5
Construction & Engineering	7.8	—
Electric	23.8	—
Energy Services	4.6	—
Gas Utilities	6.6	—
Leisure & Entertainment	—	3.1
Metals & Mining	—	0.5
Real Estate	—	92.2
Transportation	36.0	—
Water	5.3	—
Subtotal	93.4	97.3
Closed End Management Investment Company	—	0.9
Short-Term Investments	9.3	1.5
Total Investments	102.7%	99.7%

* Industry classifications may be different than those used for compliance monitoring purposes.

Valuation of Investments:

Net asset value (“NAV”) per share for each class of each Portfolio is determined by State Street Bank and Trust Company for The Lazard Funds, Inc. (the “Fund”) on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Exchange-traded options are valued at the last reported sales price on the exchange on which the contract is principally traded. Swap agreements, such as credit default and interest rate swap agreements and swap agreements with respect to equity securities, are valued by an independent pricing service. Investments in money market funds are valued at the fund’s NAV. Repurchases agreements are valued at the principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2014:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2014
US Equity Concentrated Portfolio
Common Stocks	$267,891,490	$—	$—	$267,891,490
Short-Term Investment	21,297,811	—	—	21,297,811
Total	$289,189,301	$—	$—	$289,189,301

US Strategic Equity Portfolio
Common Stocks	$128,082,157	$—	$—	$128,082,157
Preferred Stock*	—	—	—	—
Short-Term Investment	2,233,389	—	—	2,233,389
Total	$130,315,546	$—	$—	$130,315,546

US Mid Cap Equity Portfolio
Common Stocks	$32,663,065	$—	$—	$32,663,065
Preferred Stock*	—	—	—	—
Short-Term Investment	2,092,860	—	—	2,092,860
Total	$34,755,925	$—	$—	$34,755,925

US Small-Mid Cap Equity Portfolio
Common Stocks	$258,501,906	$—	$—	$258,501,906
Preferred Stock*	—	—	—	—
Repurchase Agreement	—	11,970,000	—	11,970,000
Total	$258,501,906	$11,970,000	$—	$270,471,906

Fundamental Long/Short Portfolio
Common Stocks	$6,373,784	$—	$—	$6,373,784
Short-Term Investment	5,268,752	—	—	5,268,752
Securities Sold Short	(3,801,259)	—	—	(3,801,259)
Total	$7,841,277	$—	$—	$7,841,277

International Equity Portfolio
Common Stocks	$26,887,630	$324,305,642	$—	$351,193,272
Preferred Stock	—	6,411,692	—	6,411,692
Repurchase Agreement	—	16,908,000	—	16,908,000
Total	$26,887,630	$347,625,334	$—	$374,512,964

International Equity Concentrated Portfolio
Common Stocks	$674,517	$2,295,508	$—	$2,970,025
Short-Term Investment	55,550	—	—	55,550
Total	$730,067	$2,295,508	$—	$3,025,575

International Equity Select Portfolio
Common Stocks
China	$283,699	$259,581	$—	$543,280
Russia	169,733	224,181	—	393,914
Other	2,238,576	16,861,889	—	19,100,465
Short-Term Investment	3,220,527	—	—	3,220,527
Total	$5,912,535	$17,345,651	$—	$23,258,186

International Strategic Equity Portfolio
Common Stocks	$298,528,899	$4,345,901,596	$—	$4,644,430,495
Preferred Stock	—	97,380,534	—	97,380,534
Short-Term Investment	231,031,533	—	—	231,031,533
Total	$529,560,432	$4,443,282,130	$—	$4,972,842,562

International Small Cap Equity Portfolio
Common Stocks
Canada	$2,780,774	$687,885	$—	$3,468,659
Netherlands	645,150	1,194,705	—	1,839,855
Sweden	436,197	1,348,831	—	1,785,028
United Kingdom	705,170	13,882,285	—	14,587,455
Other	667,551	43,117,833	—	43,785,384
Preferred Stock	707,904	—	—	707,904
Short-Term Investment	534,314	—	—	534,314
Total	$6,477,060	$60,231,539	$—	$66,708,599

Global Equity Select Portfolio
Common Stocks
Russia	$124,213	$91,906	$—	$216,119
Switzerland	134,824	391,206	—	526,030
Other	6,592,838	2,867,180	—	9,460,018
Preferred Stock	—	79,305	—	79,305
Short-Term Investment	379,278	—	—	379,278
Total	$7,231,153	$3,429,597	$—	$10,660,750

Global Strategic Equity Portfolio
Assets:
Common Stocks
Switzerland	$87,357	$252,920	$—	$340,277
United States	2,193,457	55,202	—	2,248,659
Other	465,331	2,365,046	—	2,830,377
Preferred Stock	—	90,101	—	90,101
Short-Term Investment	118,104	—	—	118,104
Total	$2,864,249	$2,763,269	$—	$5,627,518

Emerging Markets Core Equity Portfolio
Common Stocks
China	$1,661,722	$4,772,687	$—	$6,434,409
Hong Kong	328,362	1,308,381	—	1,636,743
Russia	4,036	1,430,030	—	1,434,066
South Korea	576,460	3,631,356	—	4,207,816
Taiwan	1,606,910	5,082,527	—	6,689,437
Other	10,624,111	8,808,823	—	19,432,934
Preferred Stocks	1,264,014	—	—	1,264,014
Short-Term Investment	571,985	—	—	571,985
Total	$16,637,600	$25,033,804	$—	$41,671,404

Emerging Markets Equity Portfolio
Common Stocks
China	$598,414,701	$850,542,905	$—	$1,448,957,606
Hong Kong	362,987,110	143,943,591	—	506,930,701
Indonesia	337,361,615	583,735,340	—	921,096,955
Russia	237,540,666	1,275,055,723	—	1,512,596,389
Other	3,168,075,849	6,705,574,419	—	9,873,650,268
Short-Term Investment	656,738,374	—	—	656,738,374
Total	$5,361,118,315	$9,558,851,978	$—	$14,919,970,293

Developing Markets Equity Portfolio
Common Stocks
China	$15,120,422	$68,435,993	$—	$83,556,415
India	30,257,199	43,296,413	—	73,553,612
Russia	8,937,932	35,981,577	—	44,919,509
Other	119,018,139	146,575,574	—	265,593,713
Preferred Stocks	14,105,903	—	—	14,105,903
Short-Term Investment	12,214,954	—	—	12,214,954
Total	$199,654,549	$294,289,557	$—	$493,944,106

Emerging Markets Equity Blend Portfolio
Common Stocks
China	$43,121,081	$74,187,903	$—	$117,308,984
Hong Kong	8,083,706	16,297,806	—	24,381,512
India	16,930,409	35,140,950	—	52,071,359
Indonesia	8,415,095	24,396,652	—	32,811,747
Russia	25,143,340	40,758,965	—	65,902,305
Turkey	14,861,227	27,163,908	—	42,025,135
Other	133,831,817	178,641,710	—	312,473,527
Preferred Stocks	17,173,746	—	—	17,173,746
Short-Term Investment	23,042,500	—	—	23,042,500
Total	$290,602,921	$396,587,894	$—	$687,190,815

Emerging Markets Multi Asset Portfolio
Assets:
Common Stocks
China	$9,371,282	$16,153,241	$—	$25,524,523
Hong Kong	1,781,770	3,586,554	—	5,368,324
India	3,693,073	7,800,812	—	11,493,885
Indonesia	1,825,876	5,241,723	—	7,067,599
Russia	5,301,136	8,798,010	—	14,099,146
Taiwan	2,669,511	10,309,570	—	12,979,081
Turkey	3,186,713	5,825,976	—	9,012,689
Other	28,892,478	25,851,837	—	54,744,315
Preferred Stocks	3,710,885	—	—	3,710,885
Corporate Bonds	—	26,113,819	—	26,113,819
Foreign Government Obligations	—	44,540,647	—	44,540,647
Quasi Government Bonds	—	2,916,317	—	2,916,317
US Treasury Securities	—	26,515,239	—	26,515,239
Warrant***	—	—	—	—
Short-Term Investment	30,385,884	—	—	30,385,884
Other Financial Instruments**
Credit Default Swap Agreements	—	143,674	—	143,674
Forward Currency Contracts	—	1,910,048	—	1,910,048
Total	$90,818,608	$185,707,467	$—	$276,526,075
Liabilities:
Other Financial Instruments**
Credit Default Swap Agreements	$—	$(7,900)	$—	$(7,900)
Forward Currency Contracts	—	(1,817,196)	—	(1,817,196)
Total	$—	$(1,825,096)	$—	$(1,825,096)

Emerging Markets Debt Portfolio
Corporate Bonds	$—	$56,030,867	$—	$56,030,867
Foreign Government Obligations	—	255,743,367	—	255,743,367
Quasi Government Bonds	—	10,105,051	—	10,105,051
Short-Term Investment	6,260,815	—	—	6,260,815
Total	$6,260,815	$321,879,285	$—	$328,140,100

Emerging Markets Income Portfolio
Assets:
Foreign Government Obligations	$—	$1,633,680	$—	$1,633,680
Supranationals	—	47,832	—	47,832
US Treasury Securities	—	3,765,814	—	3,765,814
Short-Term Investment	104,264	—	—	104,264
Other Financial Instruments**
Forward Currency Contracts	—	28,781	—	28,781
Total	$104,264	$5,476,107	$—	$5,580,371
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(137,110)	$—	$(137,110)

Explorer Total Return Portfolio
Assets:
Corporate Bonds	$—	$54,606,550	$—	$54,606,550
Foreign Government Obligations	—	79,294,449	—	79,294,449
Quasi Government Bonds	—	5,628,202	—	5,628,202
Warrant***	—	—	—	—
Short-Term Investment	49,425,397	—	—	49,425,397
Other Financial Instruments**
Credit Default Swap Agreements	—	358,967	—	358,967
Forward Currency Contracts	—	2,369,512	—	2,369,512
Total	$49,425,397	$142,257,680	$—	$191,683,077
Liabilities:
Other Financial Instruments**
Credit Default Swap Agreements	$—	$(8,229)	$—	$(8,229)
Forward Currency Contracts	—	(2,012,676)	—	(2,012,676)
Total	$—	$(2,020,905)	$—	$(2,020,905)

US Corporate Income Portfolio
Corporate Bonds	$—	$186,112,858	$—	$186,112,858
Short-Term Investment	2,821,021	—	—	2,821,021
Total	$2,821,021	$186,112,858	$—	$188,933,879

US Short Duration Fixed Income Portfolio
Corporate Bonds	$—	$37,889,925	$—	$37,889,925
Municipal Bonds	—	8,197,665	—	8,197,665
US Government Securities	—	42,424,030	—	42,424,030
US Treasury Security	—	17,740,077	—	17,740,077
Short-Term Investment	4,953,874	—	—	4,953,874
Total	$4,953,874	$106,251,697	$—	$111,205,571

Global Fixed Income Portfolio
Assets:
Corporate Bonds	$—	$2,122,187	$—	$2,122,187
Foreign Government Obligations	—	3,526,143	—	3,526,143
Quasi Government Bonds	—	242,477	—	242,477
Supranationals	—	300,816	—	300,816
US Municipal Bonds	—	222,476	—	222,476
Short-Term Investment	332,962	—	—	332,962
Other Financial Instruments**
Forward Currency Contracts	—	131,303	—	131,303
Total	$332,962	$6,545,402	$—	$6,878,364
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(144,109)	$—	$(144,109)

Global Listed Infrastructure Portfolio
Assets:
Common Stocks	$316,857,560	$1,002,443,646	$—	$1,319,301,206
Short-Term Investment	131,748,675	—	—	131,748,675
Other Financial Instruments**
Forward Currency Contracts	—	15,888,180	—	15,888,180
Total	$448,606,235	$1,018,331,826	$—	$1,466,938,061
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(247,490)	$—	$(247,490)

US Realty Income Portfolio
Common Stocks	$10,646,312	$—	$—	$10,646,312
Preferred Stocks	29,760,456	—	—	29,760,456
Real Estate Investment Trusts	97,770,222	—	—	97,770,222
Short-Term Investment	87,843	—	—	87,843
Total	$138,264,833	$—	$—	$138,264,833

US Realty Equity Portfolio
Common Stocks	$5,462,711	$—	$—	$5,462,711
Real Estate Investment Trusts	83,642,815	—	—	83,642,815
Short-Term Investment	5,401,702	—	—	5,401,702
Total	$94,507,228	$—	$—	$94,507,228

Global Realty Equity Portfolio
Common Stocks	$611,131	$1,795,272	$—	$2,406,403
Real Estate Investment Trusts	3,147,648	1,251,568	—	4,399,216
Closed-End Management Investment Company	—	62,439	—	62,439
Right	2,047	—	—	2,047
Short-Term Investment	103,375	—	—	103,375
Total	$3,864,201	$3,109,279	$—	$6,973,480

Capital Allocator Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Note	$8,244,375	$—	$—	$8,244,375
Exchange-Traded Funds	116,371,826	—	—	116,371,826
Closed-End Management Investment Company	10,093,816	—	—	10,093,816
Short-Term Investment	78,694,651	—	—	78,694,651
Purchased Option	204,000	—	—	204,000
Other Financial Instruments**
Forward Currency Contracts	—	3,131,322	—	3,131,322
Total	$213,608,668	$3,131,322	$—	$216,739,990
Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(156,997)	$—	$(156,997)
Total Return Swap Agreements	—	(706,218)	—	(706,218)
Total	$—	$(863,215)	$—	$(863,215)
*	The preferred stock was reported in the Portfolios of Investments at zero market value.
**	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.
***	The warrant was reported in the Portfolios of Investments at zero market value.

Certain common stocks (See footnote (d)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed-income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The options included in Level 2 were valued at the last reported sales prices on the exchanges on which the contracts are principally traded. The swap agreements included in Level 2 were valued by an independent pricing service. The repurchase agreements included in Level 2 were valued at the principal amounts plus accrued interest.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that was working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes significant unobservable inputs, including the bankruptcy filing of the company, which is reflected in its current valuation of zero.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities (other than those securities described in footnote (d)) in the International Equity, International Equity Concentrated, International Equity Select, International Strategic Equity, International Small Cap Equity, Global Equity Select, Global Strategic Equity, Emerging Markets Core Equity, Emerging Markets Equity, Developing Markets Equity, Emerging Markets Equity Blend, Emerging Markets Multi Asset, Global Listed Infrastructure and Global Realty Equity Portfolios can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. The Fund recognizes all transfers between levels as though they were transferred at the beginning of the reporting period.

At September 30, 2014, securities valued at the following were transferred from Level 1 to Level 2:

Portfolio	Amount
International Equity	$172,296,048
International Equity Concentrated	1,169,776
International Equity Select	15,372,872
International Strategic Equity	2,477,908,225
International Small Cap Equity	51,085,489
Global Equity Select	92,675
Global Strategic Equity	1,607,191
Emerging Markets Core Equity	1,685,260
Emerging Markets Equity	8,424,905,939
Developing Markets Equity	290,177,410
Emerging Markets Equity Blend	271,838,501
Emerging Markets Multi Asset	54,118,846
Global Listed Infrastructure	493,822,399
Global Realty Equity	2,764,674

There were no other transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2014.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2014

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: November 28, 2014